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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free Tax-Exempt Bond Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.9%
ALABAMA 0.3%
County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	$1,500,000	$1,492,245
ALASKA 1.1%
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	3,665,000	3,864,376
10/01/41	7.750%	2,000,000	2,117,000
Total			5,981,376
ARIZONA 1.4%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	1,900,000	2,000,738
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	2,225,000	2,292,818
Queen Creek Improvement District No. 1
Special Assessment Bonds
Series 2006
01/01/19	5.000%	755,000	756,449
01/01/20	5.000%	580,000	580,905
01/01/21	5.000%	1,000,000	1,001,430
University Medical Center Corp. Revenue Bonds Series 2009
07/01/39	6.500%	1,000,000	1,076,200
Total			7,708,540
CALIFORNIA 14.9%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2012
07/01/47	5.000%	4,100,000	3,601,645
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	55,000	69,289
Revenue Bonds
Providence Health & Services
Series 2008C
10/01/28	6.250%	500,000	576,470
California State Public Works Board

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Refunding Revenue Bonds
Various University of California Projects
Series 1993A Escrowed to Maturity
06/01/14	5.500%	$1,965,000	$2,026,052
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,000,000	5,195,150
Various Capital Projects
Series 2012A
04/01/37	5.000%	650,000	657,540
California State University Revenue Bonds Systemwide Series 2009A
11/01/29	5.250%	3,000,000	3,254,670
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2006
05/15/38	5.000%	2,500,000	2,374,625
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Capital Appreciation Series 1999
01/15/26	5.875%	6,000,000	6,041,820
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009I
07/01/24	5.000%	1,900,000	2,181,010
07/01/29	5.000%	1,200,000	1,289,280
Rowland Water District Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	1,500,000	1,699,785
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A
05/15/34	5.250%	1,500,000	1,607,895
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/31	6.500%	500,000	546,155
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	3,890,000	3,458,249

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/41	7.000%	$2,000,000	$2,288,140
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/30	5.250%	1,000,000	1,099,350
Various Purpose
Series 2007
12/01/32	5.000%	2,000,000	2,092,240
06/01/37	5.000%	1,235,000	1,268,333
12/01/37	5.000%	3,000,000	3,091,350
Series 2009
04/01/31	5.750%	15,000,000	16,761,450
Series 2010
03/01/30	5.250%	1,000,000	1,090,880
03/01/33	6.000%	5,625,000	6,577,369
Series 2012
04/01/35	5.250%	4,500,000	4,785,975
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	5,550,000	5,593,068
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,031
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	3,040,000	3,300,619
Total			82,530,440
COLORADO 2.6%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/22	4.950%	790,000	702,452
12/01/26	5.000%	395,000	329,785
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds Pinnacle Charter School Building Series 2013
06/01/29	5.000%	700,000	722,575
Colorado Health Facilities Authority Revenue Bonds Evangelical Lutheran Series 2005
06/01/23	5.250%	500,000	521,765
E-470 Public Highway Authority Revenue Bonds Series 2010C
09/01/26	5.375%	10,325,000	10,630,310

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	$735,000	$694,259
12/15/37	5.500%	820,000	735,401
Total			14,336,547
DISTRICT OF COLUMBIA 0.3%
District of Columbia Water & Sewer Authority Refunding Revenue Bonds Subordinated Lien Series 2008A
10/01/29	5.000%	1,515,000	1,643,578
District of Columbia Revenue Bonds KIPP Charter School Series 2013
07/01/48	6.000%	300,000	309,741
Total			1,953,319
FLORIDA 3.0%
Brevard County Health Facilities Authority Revenue Bonds Health First, Inc. Project Series 2005
04/01/34	5.000%	5,685,000	5,641,623
Florida Municipal Loan Council Revenue Bonds Capital Appreciation Series 2000A (NPFGC) (a)
04/01/20	0.000%	4,360,000	3,448,760
Highlands County Health Facilities Authority
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006G
11/15/32	5.125%	105,000	119,313
Highlands County Health Facilities Authority (b)
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006C
11/15/36	5.250%	50,000	57,003
Orange County Health Facilities Authority Refunding Revenue Bonds Mayflower Retirement Center Series 2012
06/01/36	5.000%	250,000	239,863
Palm Beach County Health Facilities Authority Revenue Bonds ACTS Retirement-Life Communities Series 2010
11/15/33	5.500%	7,000,000	7,077,070

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/14	5.000%	$110,000	$110,628
Total			16,694,260
GEORGIA 3.1%
Cherokee County Water & Sewer Authority Unrefunded Revenue Bonds Series 1995 (NPFGC)
08/01/25	5.200%	2,665,000	3,019,365
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,301,375
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	7,500,000	7,671,225
Total			16,991,965
HAWAII 0.6%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	1,500,000	1,535,130
Series 2010B
07/01/30	5.625%	280,000	293,025
07/01/40	5.750%	370,000	386,180
Hawaii State Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/37	5.250%	705,000	707,503
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/33	6.625%	655,000	653,317
Total			3,575,155
IDAHO 0.9%
Idaho Health Facilities Authority Revenue Bonds St. Luke’s Health System Series 2012A
03/01/47	5.000%	5,000,000	4,967,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS 15.9%
Chicago Board of Education Unlimited General Obligation Bonds Series 2011A
12/01/41	5.000%	$5,000,000	$4,557,900
City of Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/43	5.750%	2,285,000	2,297,727
Third Lien
Series 2011A
01/01/39	5.750%	1,820,000	1,895,676
City of Chicago Wastewater Transmission Revenue Bonds Second Lien Series 2012
01/01/25	5.000%	5,000,000	5,256,200
City of Chicago Waterworks Refunding Revenue Bonds 2nd Lien Series 2012
11/01/31	5.000%	2,000,000	1,985,940
City of Chicago Revenue Bonds Asphalt Operating Services - Recovery Zone Facility Series 2010
12/01/18	6.125%	830,000	888,648
Illinois Finance Authority
Refunding Revenue Bonds
Swedish Covenant
Series 2010A
08/15/38	6.000%	2,475,000	2,577,143
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	3,000,000	3,319,110
Riverside Health System
Series 2009
11/15/35	6.250%	1,000,000	1,069,270
Rush University Medical Center
Series 2009C
11/01/39	6.625%	2,150,000	2,383,662
Sherman Health System
Series 2007A
08/01/37	5.500%	7,700,000	7,946,323
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	10,700,000	11,512,986
Illinois Finance Authority (a)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	13,745,000	11,953,752

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Project
Series 2012B
12/15/28	5.000%	$5,000,000	$5,282,750
Metropolitan Pier & Exposition Authority (a)
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/21	0.000%	1,870,000	1,544,227
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,361,000
State of Illinois
Unlimited General Obligation Bonds
Series 2012
03/01/34	5.000%	2,000,000	1,932,980
Series 2012A
01/01/21	4.000%	5,000,000	5,163,450
Series 2013
07/01/26	5.500%	1,955,000	2,085,457
07/01/33	5.500%	5,000,000	5,104,850
07/01/38	5.500%	875,000	878,185
Series 2013A (AGM)
04/01/27	5.000%	3,000,000	3,070,020
Total			88,067,256
INDIANA 1.2%
Indiana Finance Authority
Prerefunded 08/01/16 Revenue Bonds
State Revolving Fund
Series 2006
02/01/25	5.000%	85,000	95,453
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	1,000,000	1,067,270
Revenue Bonds
Parkview Health System
Series 2009A
05/01/31	5.750%	1,000,000	1,059,310
Unrefunded Revenue Bonds
State Revolving Fund
Series 2006
02/01/25	5.000%	1,915,000	2,122,490
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B
02/15/33	5.000%	1,050,000	1,055,786

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007 (c)
09/01/37	5.700%	$1,050,000	$1,050,546
Total			6,450,855
IOWA 1.4%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/39	5.125%	2,425,000	2,054,266
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/27	5.000%	1,000,000	900,720
09/01/32	5.500%	1,500,000	1,335,285
09/01/43	5.750%	830,000	704,355
Revenue Bonds
Iowa Fertilizer Co. Project
Series 2013
12/01/25	5.250%	3,000,000	2,738,490
Total			7,733,116
KENTUCKY 4.0%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health
Series 2010B
03/01/40	6.375%	1,700,000	1,792,480
Revenue Bonds
Baptist Healthcare System
Series 2009A
08/15/27	5.625%	1,000,000	1,077,690
Kings Daughters Medical
Series 2010
02/01/40	5.000%	3,700,000	3,604,725
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	800,000	801,536
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	2,950,000	3,122,604
Kentucky State Property & Building Commission Refunding Revenue Bonds Project No. 100 Series 2011A
08/01/18	5.000%	4,000,000	4,665,160

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KENTUCKY (CONTINUED)
Louisville/Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	$6,000,000	$7,197,060
Total			22,261,255
LOUISIANA 2.2%
Ascension Parish Louisiana Industrial Development Revenue Bonds Impala Warehousing LLC Project Series 2011
07/01/36	6.000%	4,000,000	3,666,800
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	1,750,000	1,884,190
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	4,600,000	5,088,750
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (b)
12/01/40	4.000%	1,600,000	1,596,624
Total			12,236,364
MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds University of Maryland College Park Projects Series 2008
06/01/33	5.750%	400,000	409,340
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Washington County Hospital Series 2008
01/01/33	5.750%	875,000	896,035
Total			1,305,375
MASSACHUSETTS 1.0%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/27	5.500%	1,500,000	1,736,835
01/01/28	5.500%	1,500,000	1,729,125

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Massachusetts Health & Educational Facilities Authority Revenue Bonds Milford Regional Medical Series 2007E
07/15/37	5.000%	$2,200,000	$2,046,836
Total			5,512,796
MICHIGAN 0.6%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	1,700,000	1,563,082
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05/01/24	5.000%	1,600,000	1,714,688
Total			3,277,770
MINNESOTA 5.3%
City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	2,000,000	2,052,020
City of Maple Grove Revenue Bonds Maple Grove Hospital Corp. Series 2007
05/01/22	5.000%	2,605,000	2,695,915
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11/15/23	6.375%	1,000,000	1,173,490
11/15/32	6.750%	1,000,000	1,153,730
City of North Oaks Revenue Bonds Presbyterian Homes Series 2007
10/01/47	6.500%	5,000,000	5,103,250
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	2,350,000	2,453,518
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/30	5.750%	800,000	840,240

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	$949,275	$1,005,633
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011K2
10/01/40	6.000%	2,250,000	2,344,748
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	1,000,000	1,037,820
03/01/40	6.500%	700,000	725,592
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/22	5.250%	1,185,000	1,252,829
05/15/36	5.250%	2,180,000	2,208,623
Healtheast Project
Series 2005
11/15/30	6.000%	5,000,000	5,105,350
Total			29,152,758
MISSISSIPPI 0.4%
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	1,250,000	1,319,437
Mississippi Home Corp. Revenue Bonds Series 2007E-1 (GNMA/FNMA/FHLMC)
12/01/37	5.850%	845,000	889,363
Total			2,208,800
MISSOURI 3.8%
Arnold Retail Corridor Transportation Development District Revenue Bonds Series 2010
05/01/38	6.650%	5,000,000	5,026,950
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/25	6.000%	865,000	879,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
City of St. Louis Airport Revenue Bonds Lambert-St. Louis International Series 2009A-1
07/01/34	6.625%	$5,000,000	$5,589,400
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	3,000,000	3,330,630
Missouri Development Finance Board Revenue Bonds St. Joseph Sewage System Improvements Series 2011
05/01/31	5.250%	500,000	504,930
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC)
01/01/20	5.000%	2,000,000	2,103,440
Missouri State Health & Educational Facilities Authority Revenue Bonds Lutheran Senior Services Series 2011
02/01/41	6.000%	650,000	675,844
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/32	5.000%	1,120,000	1,117,211
09/01/42	5.000%	2,000,000	1,931,760
Total			21,159,645
NEBRASKA 1.2%
Douglas County Hospital Authority No. 2
Refunding Revenue Bonds
Health Facilities Children’s Hospital
Series 2008
08/15/31	6.125%	2,250,000	2,370,285
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/40	5.625%	875,000	905,056
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	3,500,000	3,648,750
Total			6,924,091

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA 1.4%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	$2,600,000	$2,456,012
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	4,250,000	4,356,888
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	1,000,000	1,102,070
Total			7,914,970
NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds MSU Student Housing Project - Provident Series 2010
06/01/31	5.750%	1,500,000	1,602,225
New Jersey State Turnpike Authority Revenue Bonds Series 2013A
01/01/21	5.000%	700,000	821,674
Total			2,423,899
NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2008A
08/01/32	6.375%	2,165,000	2,452,382
NEW YORK 5.3%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	1,500,000	1,580,685
City of New York Unlimited General Obligation Bonds Subordinated Series 2006J-1
06/01/25	5.000%	1,500,000	1,633,005
County of Rockland General Obligation Limited Notes RAN Series 2013B
06/27/14	1.750%	3,000,000	3,000,450
Metropolitan Transportation Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Revenue Bonds
Series 2006A
11/15/22	5.000%	$2,500,000	$2,784,000
Series 2009B
11/15/34	5.000%	500,000	521,945
Metropolitan Transportation Authority (d)
Revenue Bonds
Transportation
Series 2013E
11/15/38	5.000%	6,325,000	6,465,162
New York City Industrial Development Agency Revenue Bonds Queens Baseball Stadium Pilot Series 2006 (AMBAC)
01/01/23	5.000%	1,000,000	993,400
New York State Dormitory Authority Revenue Bonds Consolidated City University System 2nd General Series 1993A
07/01/18	5.750%	5,500,000	6,166,545
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	5,000,000	5,362,650
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	650,000	702,702
Total			29,210,544
NORTH DAKOTA 0.3%
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/25	5.125%	1,500,000	1,519,830
OHIO 2.0%
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012
02/15/37	5.000%	1,535,000	1,550,457
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011
08/01/36	5.250%	1,870,000	1,884,044

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/35	6.625%	$5,000,000	$5,142,050
Ohio Higher Educational Facility Commission Revenue Bonds University Hospital Health Systems Series 2009A
01/15/39	6.750%	2,300,000	2,480,849
Total			11,057,400
OREGON 0.3%
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	1,500,000	1,638,570
PENNSYLVANIA 2.4%
Allegheny County Hospital Development Authority Refunding Revenue Bonds Capital Appreciation Magee-Women’s Hospital Project Series 1992 Escrowed to Maturity (NPFGC/FGIC) (a)
10/01/17	0.000%	5,115,000	4,851,475
City of Philadelphia Unlimited General Obligation Bonds Series 2013A
07/15/17	5.000%	1,000,000	1,137,120
Montgomery County Industrial Development Authority Refunding Revenue Bonds ACTS Retirement Communities Series 2006B
11/15/22	5.000%	2,500,000	2,587,400
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	1,000,000	1,034,200
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/43	6.000%	750,000	734,663
Shippensburg University
Series 2011
10/01/31	6.000%	2,000,000	2,096,040

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	$700,000	$761,698
Total			13,202,596
PUERTO RICO 0.6%
Puerto Rico Electric Power Authority Revenue Bonds Series 2013A (e)
07/01/36	6.750%	4,000,000	3,406,520
Puerto Rico Public Buildings Authority Prerefunded 07/01/14 Revenue Bonds Government Facilities Series 2004I (e)
07/01/33	5.250%	20,000	20,677
Total			3,427,197
RHODE ISLAND 0.9%
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
10/01/26	4.650%	2,000,000	2,020,080
04/01/33	4.850%	2,985,000	2,996,791
Total			5,016,871
SOUTH CAROLINA 0.2%
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC)
01/01/21	6.250%	1,000,000	1,234,270
TEXAS 5.7%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	185,000	195,678
07/01/45	6.200%	1,100,000	1,151,623
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	550,000	582,346
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/33	5.000%	1,000,000	969,950

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	$5,580,000	$5,699,858
Central Texas Regional Mobility Authority (b)
Refunding Revenue Bonds
Senior Lien
Series 2013B
01/01/45	3.000%	3,000,000	3,023,790
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	2,000,000	2,130,000
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/31	5.500%	1,750,000	1,771,945
Series 2012
08/15/32	5.000%	580,000	556,081
08/15/42	5.000%	400,000	365,848
Series 2013
08/15/33	6.000%	260,000	274,752
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding Revenue Bonds Joint Series 2011C
11/01/26	5.000%	3,000,000	3,192,240
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds YMCA Greater Houston Area Series 2013A
06/01/38	5.000%	1,500,000	1,420,755
Harris County Health Facilities Development Corp. Prerefunded 12/01/18 Revenue Bonds Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	2,200,000	2,861,782
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	500,000	548,095
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	800,000	866,872
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Scott & White Healthcare
Series 2013
08/15/33	5.000%	1,000,000	1,028,000
Stayton at Museum Way

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Series 2009A
11/15/44	8.250%	$3,000,000	$3,020,970
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	1,250,000	1,209,563
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	519,995
Total			31,390,143
VIRGINIA 1.1%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	5,750,000	5,367,740
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	910,000	962,043
Total			6,329,783
WASHINGTON 4.6%
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D
07/01/22	5.000%	2,900,000	3,280,277
Washington Health Care Facilities Authority
Revenue Bonds
Catholic Health
Series 2011A
02/01/41	5.000%	6,000,000	5,851,320
Overlake Hospital Medical Center
Series 2010
07/01/30	5.500%	3,000,000	3,073,680
Swedish Health Services
Series 2009A
11/15/33	6.500%	2,930,000	3,121,007
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	1,050,000	1,070,822
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing Revenue-Mirabella
Series 2012
10/01/47	6.750%	3,000,000	2,753,670

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
Skyline At First Hill Project
Series 2012
01/01/19	7.000%	$1,310,000	$1,368,609
Revenue Bonds
Skyline At First Hill Project
Series 2007A
01/01/38	5.625%	5,500,000	4,749,525
Total			25,268,910
WEST VIRGINIA 0.2%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A (b)
12/01/38	5.375%	900,000	925,011
WISCONSIN 6.5%
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	3,000,000	3,319,800
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/25	5.125%	4,310,000	4,395,338
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	1,400,000	1,426,852
Beaver Dam Community Hospitals
Series 2013A
08/15/28	5.125%	3,375,000	3,352,286
Marshfield Clinic
Series 2012-B
02/15/26	5.000%	2,265,000	2,386,744
Series 2012B
02/15/32	5.000%	2,000,000	1,995,100
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	3,600,000	3,693,384
ProHealth Care, Inc.
Series 2012
08/15/28	5.000%	1,565,000	1,643,093
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	5,300,000	5,749,175
Riverview Hospital Association
Series 2008
04/01/38	5.750%	6,000,000	6,178,500
Watertown Regional Medical Center
Series 2012
09/01/42	5.000%	2,270,000	2,131,553
Total			36,271,825

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WYOMING 0.2%
County of Laramie Revenue Bonds Cheyenne Regional Medical Center Project Series 2012
05/01/32	5.000%	$1,000,000	$1,011,840
Total Municipal Bonds (Cost: $513,775,941)			$542,817,469

Municipal Bonds Held in Trust 0.8%
MASSACHUSETTS 0.8%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (b)(c)(f)
11/15/36	5.500%	4,000,000	4,459,680
Total Municipal Bonds Held in Trust (Cost: $4,232,560)			$4,459,680

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.3%
MISSOURI 0.1%
Missouri Development Finance Board Revenue Bonds VRDN Series 2000C (U.S. Bank) (g)(h)
12/01/20	0.080%	$500,000	$500,000
SOUTH CAROLINA 0.2%
City of Columbia Waterworks & Sewer System Revenue Bonds VRDN Series 2009 (US Bank) (g)(h)
02/01/38	0.100%	1,000,000	1,000,000
Total Floating Rate Notes (Cost: $1,500,000)			$1,500,000

Municipal Short Term 0.2%
MICHIGAN 0.2%
Michigan Finance Authority Revenue Notes State Aid Notes Series 2013C
08/20/14	3.610%	1,450,000	$1,458,424
Total Municipal Short Term (Cost: $1,450,000)			$1,458,424

	Shares	Value

Money Market Funds 0.5%
JPMorgan Tax-Free Money Market Fund, 0.010% (i)	2,595,966	$2,595,966
Total Money Market Funds (Cost: $2,595,966)		$2,595,966
Total Investments (Cost: $523,554,467) (j)		$552,831,539(k)
Other Assets & Liabilities, Net		1,752,101
Net Assets		$554,583,640

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $5,510,226 or 0.99% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2013, the value of these securities amounted to $3,427,197 or 0.62% of net assets.

(f)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(g)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on October 31, 2013.
(h)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(j)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $523,554,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$35,998,000
Unrealized Depreciation	(6,721,000)
Net Unrealized Appreciation	$29,277,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	542,817,469	—	542,817,469
Municipal Bonds Held in Trust	—	4,459,680	—	4,459,680
Total Bonds	—	547,277,149	—	547,277,149
Short-Term Securities
Floating Rate Notes	—	1,500,000	—	1,500,000
Municipal Short Term	—	1,458,424	—	1,458,424
Total Short-Term Securities	—	2,958,424	—	2,958,424
Mutual Funds
Money Market Funds	2,595,966	—	—	2,595,966
Total Mutual Funds	2,595,966	—	—	2,595,966
Total	2,595,966	550,235,573	—	552,831,539

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Floating Rate Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 85.5%
Aerospace & Defense 1.1%
Doncasters U.S. Finance LLC Tranche B Term Loan (a)(b)
04/09/20	5.500%	$3,059,625	$3,082,572
TASC, Inc. Tranche B Term Loan (a)(b)
12/18/15	4.500%	5,344,200	5,090,350
TransDigm, Inc. Tranche C Term Loan (a)(b)
02/28/20	3.750%	4,223,318	4,224,205
Total			12,397,127
Airlines 2.1%
American Airlines, Inc. Tranche B Term Loan (a)(b)
06/27/19	4.750%	5,286,750	5,314,294
Continental Airlines, Inc. Tranche B Term Loan (a)(b)
04/01/19	4.000%	5,223,750	5,248,563
Delta Air Lines, Inc. (a)(b)
Term Loan
04/20/17	4.250%	1,959,900	1,968,641
Tranche B1 Term Loan
10/18/18	4.000%	4,580,462	4,596,173
U.S. Airways, Inc. Tranche B1 Term Loan (a)(b)
05/23/19	4.250%	5,450,000	5,452,289
Total			22,579,960
Automotive 1.5%
Allison Transmission, Inc. Tranche B2 Term Loan (a)(b)
08/07/17	3.190%	605,691	608,465
Chrysler Group LLC Tranche B Term Loan (a)(b)
05/24/17	4.250%	3,208,699	3,235,973
Crown Castle Operating Co. Tranche B Term Loan (a)(b)
01/31/19	3.750%	1,072,005	1,078,705
Federal-Mogul Corp. (a)(b)
Tranche B Term Loan
12/29/14	2.127%	1,294,070	1,280,897
Tranche C Term Loan
12/28/15	2.127%	763,577	755,804
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/19	4.750%	2,200,000	2,223,826
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung Tranche C Term Loan (a)(b)
01/27/17	4.250%	2,575,000	2,585,712

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Automotive (continued)
Navistar, Inc. Tranche B Term Loan (a)(b)
08/17/17	5.750%	$1,629,250	$1,659,798
ThermaSys Corp. Term Loan (a)(b)
05/03/19	5.250%	2,732,813	2,715,732
Total			16,144,912
Brokerage 0.9%
Cetera Financial Group, Inc. (a)(b)
Term Loan
08/07/19	6.500%	3,000,000	3,015,000
Cetera Financial Group, Inc. (a)(b)(c)
Term Loan
08/07/19	6.500%	600,000	603,000
Nuveen Investments, Inc. (a)(b)
1st Lien Tranche B Term Loan
05/13/17	4.182%	4,650,000	4,620,938
Tranche B 2nd Lien Term Loan
02/28/19	6.500%	1,375,000	1,347,500
Total			9,586,438
Building Materials 1.1%
Contech Engineered Solutions LLC Term Loan (a)(b)
04/29/19	6.250%	1,246,875	1,252,336
HD Supply, Inc. Term Loan (a)(b)
10/12/17	4.250%	4,987,373	5,018,545
Roofing Supply Group LLC Term Loan (a)(b)
05/31/19	5.000%	2,467,204	2,479,540
Wilsonart LLC Term Loan (a)(b)
10/31/19	4.000%	3,508,538	3,469,804
Total			12,220,225
Chemicals 5.5%
AZ Chem U.S., Inc. Term Loan (a)(b)
12/22/17	5.250%	612,373	617,119
Allnex & Cy SCA Tranche B1 Term Loan (a)(b)
10/04/19	4.500%	968,701	972,943
Allnex U.S.A, Inc. Tranche B2 Term Loan (a)(b)
10/04/19	4.500%	502,612	504,814

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Allnex U.S.A., Inc. 2nd Lien Term Loan (a)(b)
04/03/20	8.250%	$650,000	$667,875
Ascend Performance Materials Operations LLC Tranche B Term Loan (a)(b)
04/10/18	6.750%	1,880,905	1,782,157
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (a)(b)
02/01/20	4.750%	5,074,500	5,124,738
Cristal Inorganic Chemicals U.S., Inc. 2nd Lien Term Loan (a)(b)
11/15/14	6.026%	548,804	549,353
HII Holding Corp. (a)(b)
1st Lien Term Loan
12/20/19	4.000%	2,970,007	2,967,541
2nd Lien Term Loan
12/21/20	9.500%	5,150,000	5,150,000
Huntsman International LLC (a)(b)
Tranche B Term Loan
04/19/17	2.724%	1,870,112	1,870,112
Tranche B2 Term Loan
04/19/17	3.226%	100,078	100,078
Tranche C Term Loan
06/30/16	2.455%	1,527,597	1,521,868
Huntsman International LLC (a)(b)(c)
Tranche B Term Loan
04/19/17	3.750%	1,725,000	1,726,622
INEOS U.S. Finance LLC Term Loan (a)(b)
05/04/18	4.000%	8,998,894	9,024,811
MacDermid, Inc. 1st Lien Tranche B Term Loan (a)(b)
06/07/20	4.000%	3,566,063	3,577,224
Nexeo Solutions LLC Term Loan (a)(b)
09/08/17	5.000%	2,672,140	2,633,742
Oxea Finance & Cy SCA (a)(b)
1st Lien Tranche B2 Term Loan
01/15/20	4.250%	3,575,000	3,579,469
2nd Lien Term Loan
07/15/20	8.250%	1,400,000	1,416,632
PQ Corp. Term Loan (a)(b)
08/07/17	4.500%	3,374,500	3,398,391
Tronox Pigments BV Term Loan (a)(b)
03/19/20	4.500%	4,254,756	4,290,071

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Univar, Inc. Tranche B Term Loan (a)(b)
06/30/17	5.000%	$9,274,036	$9,117,583
Total			60,593,143
Construction Machinery 0.4%
Douglas Dynamics LLC Term Loan (a)(b)
04/18/18	5.750%	3,540,780	3,540,780
Manitowoc Co., Inc. (The) Tranche B Term Loan (a)(b)
11/13/17	4.250%	380,588	380,113
Total			3,920,893
Consumer Cyclical Services 3.6%
Acosta, Inc. Tranche B Term Loan (a)(b)
03/02/18	5.000%	1,849,640	1,854,837
IG Investments Holdings LLC (a)(b)
1st Lien Tranche B Term Loan
10/31/19	6.000%	1,191,000	1,191,000
IG Investments Holdings LLC (a)(b)(c)
1st Lien Tranche B Term Loan
10/31/19	6.000%	775,000	775,000
KAR Auction Services, Inc. Term Loan (a)(b)
05/19/17	3.750%	1,665,759	1,670,757
Live Nation Entertainment, Inc. Term B-1 Loan (a)(b)
08/17/20	3.500%	1,989,505	1,994,478
Monitronics International, Inc. Tranche B Term Loan (a)(b)
03/23/18	4.250%	7,069,151	7,119,201
Pre-Paid Legal Services, Inc. Term Loan (a)(b)
07/01/19	6.250%	1,379,032	1,373,433
Quikrete Holdings (a)(b)(c)
1st Lien Tranche B Term Loan
09/26/20	5.250%	450,000	451,850
2nd Lien Tranche B Term Loan
03/26/21	6.500%	2,000,000	2,045,000
Sabre, Inc. (a)(b)
Tranche B Term Loan
02/19/19	4.500%	850,000	850,000
Tranche B Term Loan
02/19/19	5.250%	5,033,892	5,060,320
ServiceMaster Co. (The) (a)(b)
Tranche A Letter of Credit
07/24/14	2.800%	2,075,000	2,054,250
Tranche B Term Loan
01/31/17	4.440%	3,421,437	3,365,838

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services (continued)
Weight Watchers International, Inc. Tranche B2 Term Loan (a)(b)
04/02/20	3.750%	$6,049,613	$5,554,331
West Corp. Tranche B8 Term Loan (a)(b)
06/30/18	3.750%	4,294,749	4,304,971
Total			39,665,266
Consumer Products 2.4%
Affinion Group, Inc. Tranche B Term Loan (a)(b)
10/09/16	6.500%	5,791,768	5,722,729
Fender Musical Instruments Corp. Term Loan (a)(b)
04/03/19	5.750%	1,152,000	1,152,956
Jarden Corp. Tranche B Term Loan (a)(b)
10/03/20	2.928%	2,975,000	2,975,000
NBTY, Inc. Tranche B2 Term Loan (a)(b)
10/01/17	3.500%	4,390,464	4,410,353
Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	5.000%	2,719,187	2,733,708
Tempur-Pedic, Inc. Tranche B Term Loan (a)(b)
11/20/19	3.500%	1,994,988	1,992,913
Visant Corp. Tranche B Term Loan (a)(b)
12/22/16	5.250%	4,628,044	4,538,769
Water Pik Technologies, Inc. Term Loan (a)(b)
07/02/20	5.750%	3,000,000	2,985,000
Total			26,511,428
Diversified Manufacturing 4.0%
Accudyne Industries LLC Term Loan (a)(b)
12/13/19	4.000%	3,597,812	3,593,963
Air Distribution Technologies, Inc. (a)(b)
1st Lien Term Loan
11/09/18	5.000%	542,485	542,653
2nd Lien Term Loan
05/11/20	9.250%	1,825,000	1,850,094
Allflex Holdings IiII, Inc. 1st Lien Term Loan (a)(b)
07/17/20	4.250%	3,525,000	3,544,106

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	$3,656,625	$3,671,654
Colfax Corp. Tranche B Term Loan (a)(b)
01/11/19	3.250%	2,888,225	2,886,232
Gardner Denver, Inc. Term Loan (a)(b)
07/30/20	4.250%	4,950,000	4,951,039
Generac Power System, Inc. Tranche B Term Loan (a)(b)
05/31/20	3.500%	3,606,639	3,590,120
IMG Worldwide, Inc. Tranche B Term Loan (a)(b)
06/16/16	5.500%	3,641,187	3,641,187
McJunkin Red Man Corp. Term Loan (a)(b)
11/08/19	6.000%	3,584,929	3,603,714
Otter Products LLC 1st Lien Term Loan (a)(b)
04/29/19	5.250%	3,160,000	3,187,492
Ranpak Corp. 2nd Lien Term Loan (a)(b)
04/23/20	8.500%	675,000	690,188
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
08/21/20	4.000%	6,381,817	6,385,008
Tomkins LLC/Inc. Tranche B2 Term Loan (a)(b)
09/29/16	3.750%	1,589,435	1,593,011
Total			43,730,461
Electric 3.7%
Calpine Construction Finance Co. LP Tranche B-1 Term Loan (a)(b)
05/03/20	3.000%	1,945,125	1,918,730
Calpine Corp. (a)(b)
Term Loan
04/01/18	4.000%	1,441,813	1,447,580
04/01/18	4.000%	950,625	954,427
10/09/19	4.000%	4,987,405	5,011,195
Dynegy, Inc. Tranche B-2 Term Loan (a)(b)
04/23/20	3.270%	1,995,000	1,995,499
Equipower Resources Holdings LLC (a)(b)
1st Lien Tranche B Term Loan
12/21/18	4.250%	1,200,259	1,205,516
1st Lien Tranche C Term Loan
12/31/19	4.250%	2,319,188	2,329,346

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
Essential Power LLC Term Loan (a)(b)
08/08/19	4.250%	$1,575,197	$1,567,321
FREIF North American Power I LLC (a)(b)
Tranche B-1 Term Loan
03/29/19	4.750%	2,264,103	2,283,914
Tranche C-1 Term Loan
03/29/19	4.750%	355,587	358,699
LSP Madison Funding LLC Term Loan (a)(b)
06/28/19	5.500%	450,933	453,891
La Frontera Generation LLC Term Loan (a)(b)
09/30/20	4.500%	913,215	920,447
NRG Energy, Inc. Term Loan (a)(b)
07/01/18	2.750%	6,576,048	6,569,998
Star West Generation LLC Tranche B Term Loan (a)(b)
03/13/20	4.250%	2,786,000	2,806,895
TPF Generation Holdings LLC Term Loan (a)(b)
12/31/17	4.750%	4,000,000	4,022,520
Texas Competitive Electric Holdings Co. LLC Term Loan (a)(b)
10/10/14	3.712%	3,497,531	2,352,824
Topaz Power Holdings LLC Tranche B Term Loan (a)(b)
02/26/20	5.250%	3,677,225	3,684,874
Windsor Financing LLC Tranche B Term Loan (a)(b)
12/05/17	6.250%	785,357	802,046
Total			40,685,722
Entertainment 2.5%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (a)(b)
04/22/16	5.250%	3,989,939	4,018,427
AMC Entertainment, Inc. Term Loan (a)(b)
04/30/20	3.500%	2,363,125	2,360,903
Activision Blizzard, Inc. Tranche B Term Loan (a)(b)
09/19/20	3.250%	2,375,000	2,382,220
Alpha Topco Ltd. Tranche B Term Loan (a)(b)
04/30/19	4.500%	3,497,016	3,531,986

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Entertainment (continued)
Cedar Fair LP Term Loan (a)(b)
03/06/20	3.250%	$1,547,125	$1,549,384
Cinemark USA, Inc. Term Loan (a)(b)
12/18/19	3.190%	4,004,787	4,023,970
Lions Gate Entertainment Term Loan (a)(b)
07/19/20	5.000%	2,000,000	1,997,500
Merlin Entertainment Group Lux 2 Sarl Term Loan (a)(b)
06/28/19	4.000%	1,271,812	1,273,720
Six Flags Theme Parks, Inc. Tranche B Term Loan (a)(b)
12/20/18	4.001%	755,871	760,028
Steinway Musical 2nd Lien Term Loan (a)(b)
09/19/20	9.250%	1,000,000	1,020,000
Zuffa LLC Term Loan (a)(b)
02/25/20	4.500%	4,664,750	4,673,520
Total			27,591,658
Environmental 1.2%
ADS Waste Holdings, Inc. Tranche B Term Loan (a)(b)
10/09/19	4.250%	4,302,537	4,324,825
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan (a)(b)
07/29/14	8.000%	3,575,179	3,566,241
STI Infrastructure Sarl Term Loan (a)(b)
06/30/20	6.250%	2,725,000	2,684,125
WCA Waste Corp. Term Loan (a)(b)
03/23/18	4.000%	664,875	664,044
Waste Industries U.S.A., Inc. Tranche B Term Loan (a)(b)
03/17/17	4.000%	1,712,063	1,714,203
Total			12,953,438
Food and Beverage 4.6%
AdvancePierre Foods, Inc. 1st Lien Term Loan (a)(b)
07/10/17	5.750%	4,515,875	4,546,944
Aramark Corp. (a)(b)
3rd Letter of Credit
07/26/16	3.682%	66,004	66,201

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
Tranche C Term Loan
07/26/16	3.776%	$819,333	$821,783
Tranche D Term Loan
09/09/19	4.000%	3,075,000	3,081,734
Arysta LifeScience SPC LLC (a)(b)
1st Lien Term Loan
05/29/20	4.500%	523,688	525,327
2nd Lien Term Loan
11/30/20	8.250%	2,400,000	2,410,008
CIH International Sarl Tranche B Term Loan (a)(b)(c)
05/01/20	2.270%	2,992,500	2,987,143
CSM Bakery Supplies LLC Term Loan (a)(b)
07/03/20	4.750%	3,291,750	3,294,482
CTI Foods Holding Co. LLC 1st Lien Term Loan (a)(b)
06/29/20	4.500%	1,900,000	1,900,000
Del Monte Foods Co. Term Loan (a)(b)
03/08/18	4.000%	4,826,453	4,826,453
Dole Food Co., Inc. Tranche B Term Loan (a)(b)
04/01/20	3.752%	2,014,875	2,020,759
Dole Food Co.,Inc. Tranche B Term Loan (a)(b)(c)
04/01/20	4.500%	1,000,000	1,004,170
HJ Heinz Co. Tranche B2 Term Loan (a)(b)
06/05/20	3.500%	4,837,875	4,870,724
JBS U.S.A. LLC Tranche B Term Loan (a)(b)
09/11/20	3.750%	2,075,000	2,069,813
Michael Foods Group, Inc. Tranche B Term Loan (a)(b)
02/25/18	4.250%	4,040,591	4,063,824
Performance Food Group, Inc. Term Loan (a)(b)
11/14/19	6.250%	3,416,437	3,405,061
Pinnacle Foods Finance LLC Tranche G Term Loan (a)(b)
04/29/20	3.250%	2,114,375	2,111,478
Pinnacle Foods Financle LLC Tranch G Term Loan (a)(b)
04/29/20	3.250%	1,225,000	1,223,273
U.S. Foods, Inc. Term Loan (a)(b)
03/31/19	4.500%	5,261,812	5,274,967
Total			50,504,144

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming 3.9%
Affinity Gaming LLC Term Loan (a)(b)
11/09/17	5.500%	$814,862	$824,372
Caesars Entertainment Operating Co., Inc. (a)(b)
Tranche B4 Term Loan
10/31/16	9.500%	3,856,766	3,850,325
Tranche B6 Term Loan
01/28/18	5.434%	1,616,737	1,515,222
Cannery Casino Resorts LLC (a)(b)
1st Lien Term Loan
10/02/18	6.000%	1,071,900	1,070,893
2nd Lien Term Loan
10/02/19	10.000%	1,150,000	1,066,625
Golden Nugget, Inc. 2nd Lien Term Loan (a)(b)
11/03/14	3.440%	2,025,000	1,999,688
Las Vegas Sands LLC (a)(b)
Tranche B Term Loan
05/23/14	1.690%	2,476,031	2,472,639
11/23/16	2.690%	747,053	745,977
Tranche I Delayed Draw Term Loan
05/23/14	1.690%	41,439	41,382
11/23/16	2.690%	177,718	177,462
MGM Resorts International Tranche B Term Loan (a)(b)
12/20/19	3.500%	3,126,375	3,121,342
Mohegan Tribal Gaming Authority Tranche A Term Loan (a)(b)
03/31/15	5.500%	3,382,785	3,381,736
Peppermill Casinos, Inc. Tranche B Term Loan (a)(b)
11/09/18	7.250%	2,307,563	2,345,060
Pinnacle Entertainment, Inc. Tranche B-2 Term Loan (a)(b)
08/13/20	3.750%	1,995,000	1,996,416
ROC Finance LLC Tranche B Term Loan (a)(b)
06/20/19	5.000%	3,050,000	2,981,375
Scientific Games International, Inc. (a)(b)
Term Loan
10/18/20	4.250%	2,925,000	2,925,000
Scientific Games International, Inc. (a)(b)(c)
Term Loan
10/18/20	4.250%	2,000,000	2,000,000
Seminole Tribe of Florida Term Loan (a)(b)
04/29/20	3.000%	3,184,500	3,175,870
Shingle Springs Tribal Gaming Term Loan (a)(b)
08/29/19	6.250%	1,575,000	1,570,401

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Stockbridge/SBE Holdings Tranche B Term Loan (a)(b)
05/02/17	13.000%	$895,833	$976,458
Twin River Management Group, Inc. Term Loan (a)(b)
11/10/18	5.250%	1,666,625	1,681,625
Yonkers Racing Corp. 1st Lien Term Loan (a)(b)
08/20/19	4.250%	3,500,000	3,465,000
Total			43,384,868
Gas Pipelines 0.2%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan (a)(b)
04/04/18	6.250%	1,840,750	1,647,471
Health Care 3.9%
Alere, Inc. Tranche B Term Loan (a)(b)
06/30/17	4.250%	2,957,057	2,975,539
Alliance HealthCare Services, Inc. (a)(b)
Term Loan
06/03/19	4.250%	1,795,500	1,777,545
Alliance HealthCare Services, Inc. (a)(b)(c)
Term Loan
06/03/19	4.250%	1,250,000	1,237,500
Apria Healthcare Group, Inc. Term Loan (a)(b)
04/06/20	6.750%	1,346,625	1,363,996
Biomet, Inc. Tranche B-2 Term Loan (a)(b)
07/25/17	3.690%	947,625	953,746
CHS/Community Health Systems, Inc. Term Loan (a)(b)
01/25/17	3.761%	5,507,620	5,521,389
DaVita HealthCare Partners, Inc. (a)(b)
Tranche B Term Loan
10/20/16	4.500%	381,670	383,578
Tranche B2 Term Loan
11/01/19	4.000%	2,208,312	2,220,458
HCA, Inc. (a)(b)
Tranche B-5 Term Loan
03/31/17	3.026%	6,000,000	6,007,500
Tranche B4 Term Loan
05/01/18	2.932%	3,298,659	3,302,387
IASIS Healthcare LLC Tranche B2 Term Loan (a)(b)
05/03/18	4.500%	4,964,569	4,995,598

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Onex Carestream Finance LP 1st Lien Term Loan (a)(b)
06/07/19	5.000%	$2,264,722	$2,288,501
PRA International Term Loan (a)(b)
09/23/20	5.000%	4,000,000	4,000,000
Quintiles Transnational Corp. Tranche B2 Term Loan (a)(b)
06/08/18	4.000%	3,223,496	3,235,584
Select Medical Corp. Tranche B Term Loan (a)(b)
06/01/18	4.002%	546,806	549,026
Skilled Healthcare Group, Inc. Term Loan (a)(b)
04/09/16	6.788%	387,004	385,715
Surgical Care Affiliates LLC Tranche C Term Loan (a)(b)
06/29/18	4.250%	1,371,562	1,364,705
Total			42,562,767
Independent Energy 0.7%
MEG Energy Corp. Term Loan (a)(b)
03/31/20	3.750%	4,021,412	4,042,966
Samson Investment Co. 2nd Lien Term Loan (a)(b)
09/25/18	6.000%	3,525,000	3,550,345
Total			7,593,311
Lodging 0.8%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (a)(b)
12/28/20	6.250%	3,000,000	3,075,000
Hilton Worldwide Financial LLC Tranche B-2 Term Loan (a)(b)
08/07/20	4.000%	5,000,000	5,027,600
Seven Seas Cruises Tranche B1 Term Loan (a)(b)
12/21/18	4.750%	1,225,000	1,235,719
Total			9,338,319
Media Cable 3.3%
CSC Holdings, Inc. Tranche B Term Loan (a)(b)
04/17/20	2.682%	4,413,937	4,373,947
Cequel Communications LLC Term Loan (a)(b)
02/14/19	3.500%	3,546,312	3,546,986

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Cable (continued)
Charter Communications Operating LLC (a)(b)
Tranche E Term Loan
07/01/20	3.000%	$3,566,063	$3,527,656
Tranche F Term Loan
12/31/20	3.000%	187,059	185,063
Encompass Digital Media, Inc. Tranche B1 Term Loan (a)(b)
08/10/17	6.750%	4,989,431	4,998,811
MCC Iowa LLC (Mediacom Broadband Group) Tranche H Term Loan (a)(b)
01/29/21	3.250%	1,496,250	1,476,305
MCC Iowa LLC Tranche G Term Loan (a)(b)
01/20/20	4.000%	2,994,750	2,996,637
Quebecor Media Tranche B1 Term Loan (a)(b)
08/17/20	3.250%	2,000,000	1,979,160
Revolution Studios Distribution Co. LLC (a)(b)(d)
2nd Lien Term Loan
06/21/15	7.190%	825,000	587,813
Tranche B Term Loan
12/21/14	3.940%	880,403	771,823
TWCC Holding Corp. (a)(b)
2nd Lien Term Loan
06/26/20	3.500%	3,758,012	3,765,378
06/26/20	7.000%	4,125,000	4,225,567
Virgin Media Investment Holdings Ltd. Tranche B Term Loan (a)(b)
06/08/20	3.500%	4,075,000	4,073,166
Total			36,508,312
Media Non-Cable 5.8%
Cengage Learning Acquisitions, Inc. Term Loan (a)(b)
07/03/14	4.750%	2,181,581	1,596,656
Clear Channel Communications, Inc. (a)(b)
Tranche B Term Loan
01/29/16	3.832%	1,681,252	1,629,620
Tranche D Term Loan
01/30/19	6.932%	5,958,970	5,661,796
Cumulus Media Holdings, Inc. (a)(b)
1st Lien Term Loan
09/17/18	4.500%	2,200,715	2,213,369
2nd Lien Term Loan
09/16/19	7.500%	3,801,074	3,881,847
FoxCo Acquisition Sub LLC Term Loan (a)(b)
07/14/17	5.500%	1,881,358	1,884,500
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	3,126,375	2,744,707

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
Granite Broadcasting 1st Lien Tranche B Term Loan (a)(b)
05/23/18	6.750%	$3,726,893	$3,736,210
Gray Television, Inc. Term Loan (a)(b)
10/11/19	4.750%	530,000	532,650
HIBU PLC Tranche B1 Term Loan (a)(b)(e)
07/31/14	0.000%	1,193,301	267,896
Hubbard Radio LLC Tranche 1 Term Loan (a)(b)
04/29/19	4.500%	2,725,826	2,743,708
LIN Television Corp. Tranche B Term Loan (a)(b)
12/21/18	4.000%	663,197	667,395
Learfield Communications Term Loan (a)(b)
10/15/21	8.750%	1,500,000	1,530,000
Lodgenet Interactive Corp. Term Loan (a)(b)
03/28/18	6.750%	425,885	181,533
Media General, Inc. Tranche B Term Loan (a)(b)(c)
07/31/20	0.500%	4,225,000	4,238,224
Media Holdco LP Term Loan (a)(b)
07/24/18	7.250%	1,191,000	1,193,978
National Cinemedia LLC Term Loan (a)(b)
11/26/19	2.940%	1,950,000	1,941,771
Nielsen Finance LLC Tranche E Term Loan (a)(b)
05/01/16	2.935%	4,249,576	4,259,690
R.H. Donnelly, Inc. Term Loan (a)(b)
12/31/16	9.750%	368,036	264,220
Radio One, Inc. Term Loan (a)(b)
03/31/16	7.500%	4,704,001	4,806,925
RentPath, Inc. Tranche B Term Loan (a)(b)
05/29/20	6.250%	3,341,625	3,277,566
Salem Communications Corp. Term Loan (a)(b)
03/13/20	4.500%	3,382,333	3,392,210
Sinclair Television Group, Inc. Tranche B Term Loan (a)(b)
04/09/20	3.000%	2,064,625	2,041,398

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
SuperMedia, Inc. Term Loan (a)(b)
12/30/16	11.600%	$162,328	$121,593
Tribune Co. Tranche B Term Loan (a)(b)
12/31/19	4.000%	1,463,938	1,463,030
Univision Communications, Inc. Term Loan (a)(b)
03/01/20	4.000%	6,549,606	6,550,654
Van Wagner Communications LLC Term Loan (a)(b)
08/03/18	6.250%	1,379,070	1,399,177
Total			64,222,323
Metals 2.1%
Alpha Natural Resources, Inc. Tranche B Term Loan (a)(b)
05/22/20	3.500%	2,213,875	2,110,111
Constellium Holdco BV Term Loan (a)(b)
03/25/20	6.000%	995,000	1,018,631
Essar Steel Algoma, Inc. (a)(b)
Term Loan
09/19/14	8.750%	1,089,000	1,101,524
Essar Steel Algoma, Inc. (a)(b)(c)
Term Loan
09/19/14	8.750%	3,000,000	3,034,500
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
10/18/17	5.250%	5,650,444	5,658,580
Fairmount Minerals Ltd. Tranche B-2 Term Loan (a)(b)
09/05/19	5.000%	3,700,000	3,734,373
Foresight Energy LLC Term Loan (a)(b)
08/21/20	5.500%	2,100,000	2,102,625
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (a)(b)
02/28/19	5.750%	945,202	873,130
Novelis, Inc. Term Loan (a)(b)
03/10/17	3.750%	1,837,417	1,843,315
Oxbow Carbon LLC Tranche B Term Loan (a)(b)
07/19/19	4.250%	1,975,000	1,988,588
Total			23,465,377

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Non-Captive Consumer 0.3%
Springleaf Financial Funding Co. Term Loan (a)(b)
05/10/17	4.750%	$3,200,000	$3,230,656
Non-Captive Diversified 0.2%
iStar Financial, Inc. Term Loan (a)(b)
10/15/17	4.500%	2,142,083	2,151,187
Oil Field Services 0.4%
Bennu Oil & Gas LLC 2nd Lien Term Loan (a)(b)(c)
11/01/18	0.000%	1,500,000	1,485,000
FTS International, Inc. Term Loan (a)(b)
05/06/16	8.500%	3,000,000	2,969,370
Total			4,454,370
Other Financial Institutions 0.6%
AlixPartners LLP 1st Lien Tranche B2 Term Loan (a)(b)
07/10/20	5.000%	4,244,539	4,265,762
Moneygram International, Inc. Term Loan (a)(b)
03/27/20	4.250%	2,512,375	2,519,284
Total			6,785,046
Other Industry 1.4%
ATI Acquisition Co. (a)(b)(d)(e)
Term Loan
12/30/15	0.000%	586,404	17,592
ATI Acquisition Co. (a)(b)(d)(e)(f)
Tranche B Term Loan
12/30/14	0.000%	990,187	—
Alliance Laundry Systems LLC 1st Lien Term Loan (a)(b)
12/10/18	4.250%	1,837,150	1,842,515
Harland Clarke Holdings Corp. Tranche B3 Term Loan (a)(b)
05/22/18	7.000%	1,366,406	1,370,847
Sensus U.S.A., Inc. (a)(b)
2nd Lien Term Loan
05/09/18	4.750%	3,230,295	3,218,181
05/09/18	8.500%	2,925,000	2,890,280
Sensus U.S.A., Inc. (a)(b)(c)
2nd Lien Term Loan
05/09/18	4.750%	702,473	699,839

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Industry (continued)
TPF II LC LLC Term Loan (a)(b)
08/21/19	6.500%	$3,316,688	$3,358,146
WireCo WorldGroup, Inc. Term Loan (a)(b)
02/15/17	6.000%	2,153,250	2,153,250
Total			15,550,650
Packaging 1.7%
BWAY Holding Co. Term Loan (a)(b)
08/06/17	4.500%	4,917,862	4,943,976
Berry Plastics Corp. Tranche C Term Loan (a)(b)
04/03/15	2.182%	3,392,187	3,393,476
Consolidated Container Co. LLC Term Loan (a)(b)
07/03/19	5.000%	2,475,000	2,488,415
Pact Group (U.S.A.), Inc. Term Loan (a)(b)
05/29/20	3.750%	1,221,938	1,210,488
Reynolds Group Holdings, Inc. Term Loan (a)(b)
09/28/18	4.750%	6,693,702	6,745,980
Total			18,782,335
Paper 0.5%
Appvion, Inc. Term Loan (a)(b)
06/28/19	6.750%	2,643,375	2,663,200
Caraustar Industries, Inc. Term Loan (a)(b)
05/01/19	7.500%	2,679,356	2,722,896
Total			5,386,096
Pharmaceuticals 3.0%
Alkermes, Inc. Term Loan (a)(b)
09/25/19	3.500%	3,989,925	3,994,912
Aptalis Pharma, Inc. (a)(b)
Tranche B Term Loan
10/07/20	6.000%	3,500,000	3,515,330
Aptalis Pharma, Inc. (a)(b)(c)
Tranche B1 Term Loan
02/10/17	5.500%	3,000,000	3,013,140
Catalent Pharma Solutions, Inc. Tranche 1 Term Loan (a)(b)
09/15/16	3.682%	1,345,223	1,349,003

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals (continued)
Grifols, Inc. Tranche B Term Loan (a)(b)
06/01/17	4.250%	$3,032,966	$3,051,619
Par Pharmaceutical Companies, Inc. Tranche B1 Term Loan (a)(b)
09/30/19	4.250%	3,118,559	3,127,291
Patheon, Inc. Term Loan (a)(b)
12/14/18	7.250%	3,395,712	3,446,648
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
12/05/18	4.250%	2,406,813	2,426,861
RPI Finance Trust Term Loan (a)(b)
05/09/18	3.500%	3,104,485	3,131,649
Valeant Pharmaceutical International, Inc. (a)(b)
Tranche C-2 Term Loan
12/11/19	3.750%	1,975,000	1,992,281
Tranche D-2 Term Loan
02/13/19	3.750%	1,426,197	1,437,336
Valeant Pharmaceuticals International, Inc. Tranche E Term Loan (a)(b)
08/05/20	4.010%	2,977,500	3,015,553
Total			33,501,623
Property & Casualty 1.5%
Alliant Holdings I, Inc. Term Loan (a)(b)
12/20/19	5.000%	3,845,937	3,857,475
Asurion LLC (a)(b)
Tranche B-2 Term Loan
07/08/20	3.500%	997,500	978,179
Tranche B1 Term Loan
05/24/19	4.500%	5,047,070	5,045,657
Hub International Ltd. Term Loan (a)(b)
06/13/17	4.750%	4,550,000	4,584,944
USI, Inc. Term Loan (a)(b)
12/27/19	5.000%	1,960,188	1,970,812
Total			16,437,067
Restaurants 1.0%
Dunkin’ Brands, Inc. Tranche B3 Term Loan (a)(b)(c)
02/14/20	3.750%	2,854,223	2,861,358
El Pollo Loco Term Loan (a)(b)
10/11/18	5.250%	2,000,000	2,000,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Restaurants (continued)
OSI Restaurant Partners LLC Term Loan (a)(b)
10/28/19	3.500%	$1,681,875	$1,684,684
Wendys International, Inc. Tranche B Term Loan (a)(b)
05/15/19	3.250%	4,987,500	4,990,642
Total			11,536,684
Retailers 6.5%
Academy Ltd. Term Loan (a)(b)
08/03/18	4.500%	3,502,435	3,523,764
BJ’s Wholesale Club, Inc. (a)(b)
1st Lien Term Loan
09/26/19	4.250%	4,133,328	4,133,866
2nd Lien Term Loan
03/26/20	9.750%	2,000,000	2,037,500
Bass Pro Group LLC Term Loan (a)(b)
11/20/19	4.000%	1,291,341	1,298,056
Blue Buffalo Co., Ltd. Tranche B2 Term Loan (a)(b)
08/08/19	4.750%	1,683,032	1,699,862
David’s Bridal, Inc. Term Loan (a)(b)
10/11/19	5.000%	4,749,162	4,756,524
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/02/18	3.750%	5,387,797	5,419,208
Gymboree Corp. Term Loan (a)(b)
02/23/18	5.000%	1,000,000	966,400
Hudson Bay Co. Tranche B Term Loan (a)(b)(c)
11/04/20	4.750%	2,975,000	3,014,062
J. Crew Group, Inc. Tranche B1 Term Loan (a)(b)
03/07/18	4.000%	3,251,650	3,264,656
J.C. Penney Corp., Inc. Term Loan (a)(b)
05/22/18	6.000%	5,985,000	5,783,844
Jo-Ann Stores, Inc. Tranche B Term Loan (a)(b)
03/16/18	4.000%	1,429,638	1,430,539
Michaels Stores, Inc. Tranche B Term Loan (a)(b)
01/28/20	3.750%	3,731,250	3,743,377

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
05/16/18	5.000%	$3,275,000	$3,295,895
Orchard Supply Hardware LLC Tranche B1 Term Loan (a)(b)(e)
12/21/13	5.000%	391,916	317,452
Pantry, Inc. (The) Term Loan (a)(b)
08/03/19	4.750%	3,182,962	3,204,861
Party City Holdings, Inc. Term Loan (a)(b)
07/27/19	4.250%	3,071,043	3,078,721
Pep Boys Term Loan (a)(b)
10/11/18	5.000%	3,458,912	3,474,062
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.000%	3,407,481	3,425,234
Pilot Travel Centers LLC (a)(b)
Tranche B Term Loan
03/30/18	3.750%	1,984,925	1,981,828
08/07/19	4.250%	2,542,813	2,552,348
Rite Aid Corp. (a)(b)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	1,950,000	1,994,577
Tranche 2 Term Loan
06/21/21	4.875%	1,600,000	1,611,504
Tranche 6 Term Loan
02/21/20	4.000%	3,084,500	3,098,966
Sports Authority, Inc. (The) Tranche B Term Loan (a)(b)
11/16/17	7.500%	1,964,646	1,964,646
Toys ‘R’ Us - Delaware, Inc. Term Loan (a)(b)
09/01/16	6.000%	919,088	857,334
Total			71,929,086
Supermarkets 0.6%
Albertson’s LLC (a)(b)
Tranche B-1 Term Loan
03/21/16	4.250%	408,815	410,177
Tranche B-2 Term Loan
03/21/19	4.750%	635,935	637,512
Albertson’s LLC (a)(b)(c)
Tranche B-2 Term Loan
03/21/19	4.750%	1,075,000	1,075,000
Crossmark Holdings, Inc. 1st Lien Term Loan (a)(b)
12/20/19	4.500%	2,414,668	2,403,608

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Supermarkets (continued)
Sprouts Farmers Markets Holdings LLC Term Loan (a)(b)
04/23/20	4.000%	$1,752,866	$1,754,321
Total			6,280,618
Technology 8.7%
Acxiom Corp. Tranche 2 Term Loan (a)(b)(f)(g)
03/15/15	3.240%	—	—
Aeroflex, Inc. Tranche B-1 Term Loan (a)(b)
11/09/19	4.500%	5,840,413	5,880,595
Alcatel-Lucent U.S.A., Inc. Term Loan (a)(b)
01/30/19	5.750%	3,920,375	3,975,104
Arris Enterprises, Inc. Tranche B Term Loan (a)(b)
04/17/20	3.500%	1,517,375	1,512,322
Avaya, Inc. (a)(b)(c)
Tranche B-3 Term Loan
10/26/17	4.762%	1,000,000	923,570
Tranche B-5 Term Loan
03/31/18	8.000%	2,000,000	1,948,760
BMC Software, Inc. Term Loan (a)(b)
09/10/20	5.000%	5,850,000	5,905,575
Blue Coat Systems, Inc. Term Loan (a)(b)
05/31/19	4.500%	2,817,938	2,824,982
Booz Allen & Hamilton, Inc. Tranche B Term Loan (a)(b)
07/31/19	3.750%	1,989,950	1,988,716
CDW LLC Term Loan (a)(b)
04/29/20	3.500%	4,533,488	4,513,677
CommScope, Inc. Tranche 2 Term Loan (a)(b)
01/14/18	3.750%	3,498,999	3,507,747
Dealer Computer Services, Inc. Tranche A Term Loan (a)(b)
04/21/16	2.183%	248,052	248,052
Dell, Inc. (a)(b)(c)
Tranche B Term Loan
04/01/20	4.500%	6,150,000	6,112,178
Tranche C Term Loan
10/21/18	3.750%	1,025,000	1,022,550
Digital Insight Corp. (a)(b)
1st Lien Term Loan
10/11/19	4.750%	1,500,000	1,499,370
Digital Insight Corp. (a)(b)(c)
2nd Lien Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
10/11/20	8.750%	$3,000,000	$3,009,990
Edwards Ltd. 1st Lien Term Loan (a)(b)
03/26/20	4.750%	2,494,330	2,495,578
Evertec Group LLC Tranche B Term Loan (a)(b)
04/17/20	3.500%	1,645,875	1,592,384
First Data Corp. (a)(b)
Term Loan
03/24/17	4.184%	2,200,000	2,201,826
03/23/18	4.184%	3,393,261	3,394,483
Freescale Semiconductor, Inc. Tranche B4 Term Loan (a)(b)
02/28/20	5.000%	3,260,982	3,288,896
Go Daddy Operating Co. LLC (a)(b)
Tranche B2 Term Loan
12/17/18	4.250%	2,685,056	2,691,768
Go Daddy Operating Co. LLC (a)(b)(c)
Tranche B2 Term Loan
12/17/18	4.250%	2,069,720	2,074,894
Greeneden U.S. Holdings II LLC Term Loan (a)(b)
02/10/20	4.000%	1,250,857	1,243,039
Infogroup, Inc. Tranche B Term Loan (a)(b)
05/26/18	8.000%	3,502,175	2,924,316
Infor (U.S.), Inc. Tranche B2 Term Loan (a)(b)
04/05/18	5.250%	4,900,408	4,936,230
Information Resources, Inc. Tranche B Term Loan (a)(b)
09/26/20	4.750%	3,375,000	3,386,610
Microsemi Corp. Term Loan (a)(b)
02/19/20	3.750%	3,142,618	3,152,171
Novell, Inc. 1st Lien Term Loan (a)(b)
11/22/17	7.250%	1,688,125	1,699,739
OpenLink International, Inc. Term Loan (a)(b)
10/30/17	7.750%	589,500	589,871
RP Crown Parent LLC 1st Lien Term Loan (a)(b)
12/21/18	6.750%	1,885,750	1,903,193
Riverbed Technology, Inc. Term Loan (a)(b)
12/18/19	4.000%	1,027,143	1,032,279
Rovi Solutions Corp./Guides, Inc. (a)(b)
Tranche A1 Term Loan
02/07/16	2.690%	439,478	438,380

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Tranche B3 Term Loan
03/29/19	3.500%	$3,590,344	$3,570,166
SCS Holdings I, Inc. Term Loan (a)(b)
12/07/18	7.000%	941,346	955,466
Sensata Technology BV/Finance Co. LLC Term Loan (a)(b)
05/12/18	3.750%	622,574	628,600
Spansion LLC Term Loan (a)(b)
12/13/18	5.250%	264,707	265,700
Syniverse Holdings, Inc. (a)(b)
Term Loan
04/23/19	4.000%	1,939,043	1,943,076
04/23/19	5.000%	2,015,635	2,019,667
Verint Systems, Inc. (a)(b)
Term Loan
09/06/19	4.000%	952,800	955,658
Verint Systems, Inc. (a)(b)(c)
Term Loan
09/06/19	4.000%	2,000,000	2,006,000
Total			96,263,178
Transportation Services 0.8%
Avis Budget Car Rental LLC Tranche B Term Loan (a)(b)
03/15/19	3.000%	3,945,242	3,935,379
Commercial Barge Line Co. 1st Lien Term Loan (a)(b)
09/22/19	7.500%	1,343,250	1,323,101
Hertz Corp. (The) (a)(b)
Letter of Credit
03/11/18	3.750%	2,825,000	2,796,750
Tranche B2 Term Loan
03/11/18	3.000%	482,662	482,585
Total			8,537,815
Wireless 1.4%
Cellular South, Inc. Tranche B Term Loan (a)(b)
05/23/20	3.250%	2,288,500	2,279,918
Cricket Communications, Inc. (a)(b)
Term Loan
10/10/19	4.750%	769,187	772,072
Tranche C Term Loan
03/08/20	4.750%	1,147,125	1,152,046
Crown Castle Operating Co. Tranche B Term Loan (a)(b)
01/31/19	3.250%	5,984,975	5,975,758
Instant Web, Inc. (a)(b)
Delayed Draw Term Loan
08/07/14	3.558%	142,168	130,084

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wireless (continued)
Term Loan
08/07/14	3.558%	$1,363,783	$1,247,861
Telesat Canada Tranche B2 Term Loan (a)(b)
03/28/19	3.500%	4,068,816	4,086,638
Total			15,644,377
Wirelines 1.6%
Alaska Communications Systems Holdings, Inc. Term Loan (a)(b)
10/21/16	6.250%	864,834	855,917
Integra Telecom Holdings, Inc. Tranche B Term Loan (a)(b)
02/22/19	5.250%	1,691,500	1,709,819
Level 3 Financing, Inc. (a)(b)
Tranche B Term Loan
08/01/19	3.240%	2,000,000	2,008,340
Tranche B2 Term Loan
08/01/19	4.000%	3,000,000	3,012,510
Windstream Corp. (a)(b)
Tranche B3 Term Loan
08/08/19	4.000%	1,580,000	1,583,950
Tranche B4 Term Loan
01/23/20	3.500%	1,885,750	1,887,636
Zayo Group LLC Term Loan (a)(b)
07/02/19	4.500%	6,109,262	6,136,021
Total			17,194,193
Total Senior Loans (Cost: $943,674,858)			$941,472,544

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 7.0%
Aerospace & Defense 0.2%
Mantech International Corp.
04/15/18	7.250%	$2,000,000	$2,117,500
Banking 0.3%
Ally Financial, Inc. (a)
07/18/16	2.926%	3,000,000	3,043,239
Brokerage 0.1%
Nuveen Investments, Inc. Senior Unsecured (h)
10/15/17	9.125%	1,000,000	970,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals 0.2%
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	$2,000,000	$2,115,000
Consumer Cyclical Services 0.2%
West Corp.
10/01/18	8.625%	2,000,000	2,180,000
Consumer Products 0.2%
Alphabet Holding Co., Inc. Senior Unsecured
11/01/17	7.750%	2,000,000	2,067,500
Electric 0.2%
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	2,000,000	2,300,000
Entertainment 0.2%
AMC Entertainment, Inc.
12/01/20	9.750%	1,000,000	1,142,500
Regal Cinemas Corp.
07/15/19	8.625%	1,000,000	1,080,000
Regal Entertainment Group
08/15/18	9.125%	581,000	639,100
Total			2,861,600
Environmental 0.2%
Casella Waste Systems, Inc.
02/15/19	7.750%	2,000,000	2,020,000
Food and Beverage 0.8%
Dean Foods Co.
12/15/18	9.750%	2,000,000	2,267,500
Dole Food Co, Inc. Senior Secured (c)(h)
05/01/19	7.250%	2,000,000	2,012,500
HJ Heinz Co. Secured (h)
10/15/20	4.250%	2,785,000	2,694,488
Michael Foods Holding, Inc. Senior Unsecured (h)
07/18/18	8.500%	2,000,000	2,105,000
Total			9,079,488

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming 0.5%
ROC Finance LLC/Corp. Secured (h)
09/01/18	12.125%	$800,000	$864,000
Seneca Gaming Corp. (h)
12/01/18	8.250%	2,595,000	2,792,869
Tunica-Biloxi Gaming Authority Senior Unsecured (h)
11/15/15	9.000%	2,105,000	1,910,287
Total			5,567,156
Health Care 0.4%
HCA, Inc.
10/01/18	8.000%	960,000	1,128,000
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	3,000,000	3,180,000
Physio-Control International, Inc. Senior Secured (h)
01/15/19	9.875%	661,000	737,015
Total			5,045,015
Media Non-Cable 0.9%
Clear Channel Communications, Inc.
Senior Unsecured
05/15/15	4.900%	1,000,000	955,000
12/15/16	5.500%	1,000,000	857,500
Gray Television, Inc. (h)
10/01/20	7.500%	2,000,000	2,095,000
Local TV Finance LLC Senior Unsecured (h)
06/15/15	9.250%	2,000,000	2,020,000
Radio One, Inc. PIK
05/24/16	12.500%	4,030,619	4,081,002
Total			10,008,502
Metals 0.3%
Essar Steel Algoma, Inc. Senior Secured (h)
03/15/15	9.375%	1,000,000	960,000
FMG Resources August 2006 Proprietary Ltd. (h)
11/01/15	7.000%	2,000,000	2,075,000
Total			3,035,000
Non-Captive Diversified 0.2%
International Lease Finance Corp. Senior Unsecured (a)
06/15/16	2.204%	2,200,000	2,211,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry 0.7%
General Cable Corp. (a)
04/01/15	2.623%	$1,000,000	$990,000
Hillman Group, Inc. (The)
06/01/18	10.875%	1,500,000	1,627,500
Victor Technologies Group, Inc. Senior Secured
12/15/17	9.000%	2,000,000	2,150,000
WireCo WorldGroup, Inc.
05/15/17	9.500%	2,760,000	2,856,600
Total			7,624,100
Packaging 0.2%
Reynolds Group Issuer, Inc. LLC
05/15/18	8.500%	2,000,000	2,120,000
Retailers 0.3%
Jo-Ann Stores, Inc. Senior Unsecured (h)
03/15/19	8.125%	3,000,000	3,090,000
Technology 0.4%
Iron Mountain, Inc.
08/15/23	6.000%	957,000	973,748
Spansion LLC
11/15/17	7.875%	3,000,000	3,097,500
Total			4,071,248
Wireless 0.4%
T-Mobile USA, Inc.
04/28/19	6.464%	4,000,000	4,240,000
Wirelines 0.1%
EarthLink, Inc. Senior Secured
06/01/20	7.375%	188,000	186,590
Level 3 Financing, Inc. (a)
02/15/15	4.146%	1,000,000	1,000,625
Total			1,187,215
Total Corporate Bonds & Notes (Cost: $75,508,428)			$76,953,563

Issuer	Shares	Value

Common Stocks 1.8%
CONSUMER DISCRETIONARY 0.7%
Auto Components 0.1%
Delphi Automotive PLC	11,178	$639,382
Mark IV Industries, Inc. (i)	667	30,515
Total		669,897
Hotels, Restaurants & Leisure —%
Buffets Restaurants Holdings, Inc. (i)	1,071	5,355
Household Durables —%
Rhodes Companies LLC (The) (i)	109,053	32,716
Media 0.6%
Cumulus Media, Inc. Class A (i)	43,542	260,381
Dex Media, Inc. (i)	494	3,334
F & W Media, Inc. (i)	3,740	2,337
HMH Publishers LLC (i)(j)	10,952	341,341
Media News Group (i)	10,513	173,465
MGM Holdings II, Inc. (i)	68,207	4,248,034
Reader’s Digest Association, Inc. (i)	26,729	1,406
Star Tribune Co. (The) (d)(i)	1,098	34,038
Tribune Co. (i)	29,872	1,999,930
Total		7,064,266
TOTAL CONSUMER DISCRETIONARY		7,772,234
INFORMATION TECHNOLOGY 0.1%
IT Services 0.1%
Advanstar Communications, Inc. (i)	41,649	520,612
TOTAL INFORMATION TECHNOLOGY		520,612
MATERIALS 1.0%
Chemicals 0.9%
LyondellBasell Industries NV, Class A	131,857	9,836,532
Metals & Mining 0.1%
Aleris International, Inc.	16,833	774,318
TOTAL MATERIALS		10,610,850
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (i)	15,044	399,870
TOTAL TELECOMMUNICATION SERVICES		399,870
Total Common Stocks (Cost: $13,126,884)		$19,303,566

Issuer	Shares	Value

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
F & W Media, Inc. (i)	2,034	$1,271

Issuer	Shares	Value

Warrants (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
Star Tribune Co. (The) (d)(i)	3,481	$107,911
Total		109,182
TOTAL CONSUMER DISCRETIONARY		109,182
Total Warrants (Cost: $2,237,696)		$109,182

	Shares	Value

Money Market Funds 9.3%
Columbia Short-Term Cash Fund, 0.093% (k)(l)	102,915,418	$102,915,418
Total Money Market Funds (Cost: $102,915,418)		$102,915,418
Total Investments (Cost: $1,137,463,284) (m)		$1,140,754,273(n)
Other Assets & Liabilities, Net		(40,043,947)
Net Assets		$1,100,710,326

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2013 was $1,519,177, representing 0.14% of net assets. Information concerning such security holdings at October 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co.
Tranche B Term Loan
12/30/2014 0.000%	12-23-09 - 10-11-13	751,053
ATI Acquisition Co.
Term Loan
12/30/2015 0.000%	12-23-09 - 07-13-12	497,832
Revolution Studios Distribution Co. LLC
2nd Lien Term Loan
06/21/2015 7.190%	12-21-06 - 01-31-12	699,709
Revolution Studios Distribution Co. LLC
Tranche B Term Loan
12/21/2014 3.940%	12-21-06 - 06-09-09	865,697
Star Tribune Co. (The)	02-16-12	—
Star Tribune Co. (The)	03-09-07 - 12-02-11	1,779,696

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2013, the value of these securities amounted to $602,940, which represents 0.05% of net assets.

(f)	Negligible market value.
(g)	Represents fractional shares.

(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $24,326,159 or 2.21% of net assets.

(i)	Non-income producing.
(j)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2013, the value of these securities amounted to $341,341, which represents 0.03% of net assets.

(k)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	165,245,429	111,176,454	(173,506,465)	102,915,418	36,482	102,915,418

(m)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $1,137,463,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,405,000
Unrealized Depreciation	(15,114,000)
Net Unrealized Appreciation	$3,291,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Senior Loans
Building Materials	—	9,740,685	2,479,540	12,220,225
Chemicals	—	59,925,268	667,875	60,593,143
Construction Machinery	—	380,113	3,540,780	3,920,893
Consumer Cyclical Services	—	37,611,016	2,054,250	39,665,266
Diversified Manufacturing	—	43,040,273	690,188	43,730,461
Electric	—	39,118,401	1,567,321	40,685,722
Gaming	—	42,408,410	976,458	43,384,868
Gas Pipelines	—	—	1,647,471	1,647,471
Lodging	—	8,102,600	1,235,719	9,338,319
Media Cable	—	35,920,499	587,813	36,508,312
Media Non-Cable	—	63,028,345	1,193,978	64,222,323
Other Industry	—	13,397,400	2,153,250	15,550,650
Pharmaceuticals	—	30,054,975	3,446,648	33,501,623
Retailers	—	71,611,634	317,452	71,929,086
Technology	—	94,869,332	1,393,846	96,263,178
Transportation Services	—	4,417,964	4,119,851	8,537,815
Wireless	—	14,266,432	1,377,945	15,644,377
All Other Industries	—	344,128,812	—	344,128,812
Total Senior Loans	—	912,022,159	29,450,385	941,472,544
Bonds
Corporate Bonds & Notes	—	76,953,563	—	76,953,563
Total Bonds	—	76,953,563	—	76,953,563
Equity Securities
Common Stocks
Consumer Discretionary	2,903,027	4,826,070	43,137	7,772,234
Information Technology	—	—	520,612	520,612
Materials	9,836,532	—	774,318	10,610,850
Telecommunication Services	399,870	—	—	399,870
Warrants
Consumer Discretionary	—	—	109,182	109,182
Total Equity Securities	13,139,429	4,826,070	1,447,249	19,412,748
Mutual Funds
Money Market Funds	102,915,418	—	—	102,915,418
Total Mutual Funds	102,915,418	—	—	102,915,418
Total	116,054,847	993,801,792	30,897,634	1,140,754,273

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Senior Loans ($)	Common Stocks ($)	Warrants ($)	Total ($)
Balance as of July 31, 2013	25,985,944	1,179,822	108,137	27,273,903
Accrued discounts/premiums	50,230	—	—	50,230
Realized gain (loss)	(45,741)	(64,979)	64,978	(45,742)
Change in unrealized appreciation (depreciation)(a)	409,607	208,733	(63,933)	554,407
Sales	(2,974,249)	—	—	(2,974,249)
Purchases	—	14,491	—	14,491
Transfers into Level 3	11,141,094	—	—	11,141,094
Transfers out of Level 3	(5,116,500)	—	—	(5,116,500)
Balance as of October 31, 2013	29,450,385	1,338,067	109,182	30,897,634

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2013 was $516,528, which is comprised of Senior Loans of $371,728, Common Stocks of $208,733 and Warrants of $(63,933).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, common stock and warrants classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Opportunities Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 61.6%
AUSTRALIA 0.5%
Australia and New Zealand Banking Group Ltd.	74,443	$2,382,203
National Australia Bank Ltd.	51,778	1,730,465
Total		4,112,668
BELGIUM 0.1%
Barco NV	15,324	1,161,191
BRAZIL 0.5%
Arezzo Industria e Comercio SA	27,500	411,235
Banco Bradesco SA, ADR	31,933	460,474
Companhia de Bebidas das Americas, ADR	24,961	928,549
Cosan Ltd., Class A	18,338	289,007
Hypermarcas SA	60,400	527,105
Linx SA	26,200	473,546
M. Dias Branco SA	2,500	117,255
Mills Estruturas e Servicos de Engenharia SA	46,270	642,352
Ultrapar Participacoes SA	28,900	770,168
Total		4,619,691
CANADA 0.1%
MDC Partners, Inc., Class A	7,400	228,142
Pacific Rubiales Energy Corp.	15,146	313,335
Total		541,477
CHILE 0.1%
SACI Falabella	59,497	592,101
CHINA 1.0%
58.Com, Inc., ADR (a)	1,184	28,558
Anhui Conch Cement Co., Ltd., Class H	109,500	382,130
Anton Oilfield Services Group Ltd.	492,000	311,187
Baidu, Inc., ADR (a)	6,768	1,088,971
China Overseas Land & Investment Ltd.	208,000	644,597
China Petroleum & Chemical Corp., Class H	834,600	675,615
China Vanke Co., Ltd., Class B	316,881	535,066
ENN Energy Holdings Ltd.	128,530	762,041
GCL-Poly Energy Holdings Ltd. (a)	1,987,000	609,653
Industrial & Commercial Bank of China Ltd., Class H	941,020	659,680
Lenovo Group Ltd.	240,000	257,089
NQ Mobile, Inc., ADR (a)	16,446	236,823
SINA Corp. (a)	2,947	246,251
Tencent Holdings Ltd.	14,400	785,238

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Vipshop Holdings Ltd., ADS (a)	4,658	$321,076
WuXi PharmaTech (Cayman), Inc. ADR (a)	9,950	291,038
Zhuzhou CSR Times Electric Co., Ltd., Class H	110,000	394,838
Total		8,229,851
FRANCE 1.2%
AXA SA	122,818	3,068,311
BNP Paribas SA	25,808	1,911,125
Metropole Television SA	44,623	1,028,462
Sanofi	20,277	2,162,291
Total SA	30,847	1,895,811
Total		10,066,000
GERMANY 1.9%
Allianz SE, Registered Shares	12,894	2,169,095
Aurubis AG	45,174	2,849,622
BASF SE	27,686	2,880,571
Continental AG	8,678	1,590,055
DMG MORI SEIKI AG	52,190	1,719,441
Duerr AG	19,224	1,686,149
Freenet AG	112,870	2,940,085
Total		15,835,018
HONG KONG 0.2%
Hongkong Land Holdings Ltd.	169,000	1,039,378
Sands China Ltd.	93,200	662,660
Total		1,702,038
INDIA 0.5%
Eicher Motors Ltd.	7,483	481,923
HCL Technologies Ltd.	46,249	824,530
Just Dial Ltd. (a)	18,112	367,335
Lupin Ltd.	43,747	631,123
Motherson Sumi Systems Ltd.	216,789	950,002
Tata Motors Ltd.	81,244	505,246
Tech Mahindra Ltd.	7,571	190,969
Total		3,951,128
INDONESIA 0.2%
PT Bank Negara Indonesia Persero Tbk	928,000	395,595
PT Bank Tabungan Pensiunan Nasional Tbk (a)	550,500	213,483
PT Nippon Indosari Corpindo Tbk	757,000	416,065
PT Sumber Alfaria Trijaya Tbk	6,551,500	313,844
Total		1,338,987

Issuer	Shares	Value

Common Stocks (continued)
IRELAND 1.1%
Dragon Oil PLC	216,029	$2,040,183
Eaton Corp. PLC	51,370	3,624,667
Jazz Pharmaceuticals PLC (a)	24,130	2,189,556
Smurfit Kappa Group PLC	58,202	1,414,525
Total		9,268,931
ITALY 0.2%
Prada SpA	28,300	276,114
Recordati SpA	109,739	1,440,811
Total		1,716,925
JAPAN 3.3%
Arnest One Corp. (c)	40,100	1,097,826
CyberAgent, Inc.	46,093	1,255,727
Daihatsu Motor Co., Ltd.	123,300	2,394,017
Daiichikosho Co., Ltd.	77,700	2,220,325
Fuji Heavy Industries Ltd.	72,800	1,990,464
Fuyo General Lease Co., Ltd.	34,200	1,418,865
Hino Motors Ltd.	99,000	1,398,827
IT Holdings Corp.	113,300	1,627,487
ITOCHU Corp.	198,600	2,387,996
Japan Petroleum Exploration Co.	12,400	504,857
Japan Tobacco, Inc.	91,400	3,307,189
Namura Shipbuilding Co., Ltd.	72,800	1,054,163
Nihon M&A Center, Inc.	14,300	1,102,896
Nippon Telegraph & Telephone Corp.	27,200	1,413,865
Sumitomo Mitsui Financial Group, Inc.	47,300	2,286,288
Temp Holdings Co., Ltd.	28,600	833,060
Toyota Motor Corp.	19,400	1,257,861
TS Tech Co., Ltd.	25,100	940,380
Total		28,492,093
MALAYSIA 0.1%
CIMB Group Holdings Bhd	204,700	486,577
Tenaga Nasional Bhd	94,300	281,799
Total		768,376
MALTA —%
BGP Holdings PLC (a)(b)(c)	581,000	1
MEXICO 0.4%
Alfa SAB de CV, Class A	393,170	1,076,398
Cemex SAB de CV, ADR (a)	40,619	429,749
Grupo Financiero Banorte SAB de CV, Class O	189,000	1,209,855
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B	16,320	230,601

Issuer	Shares	Value

Common Stocks (continued)
MEXICO (CONTINUED)
Grupo Mexico SAB de CV, Class B	122,800	$389,184
Total		3,335,787
NETHERLANDS 0.9%
AVG Technologies NV (a)	23,860	479,586
ING Groep NV-CVA (a)	144,060	1,835,290
Koninklijke Ahold NV	178,161	3,391,409
Koninklijke Philips NV	47,534	1,683,184
Total		7,389,469
NETHERLANDS ANTILLES —%
Orthofix International NV (a)	8,524	174,657
NORWAY 0.2%
Electromagnetic GeoServices (a)	595,566	687,801
Kongsberg Automotive Holding ASA (a)	1,622,661	1,253,852
Total		1,941,653
PANAMA 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	19,890	521,715
Copa Holdings SA, Class A	4,832	722,577
Total		1,244,292
PERU 0.1%
Credicorp Ltd.	7,447	1,017,260
PHILIPPINES 0.4%
GT Capital Holdings, Inc.	40,690	804,608
LT Group, Inc.	152,500	58,594
Metropolitan Bank & Trust	549,982	1,133,978
Robinsons Retail Holding, Inc. (a)(c)	199,650	267,987
Security Bank Corp.	179,330	577,281
Universal Robina Corp.	100,140	295,577
Total		3,138,025
POLAND 0.1%
Eurocash SA	44,781	688,357
PUERTO RICO —%
OFG Bancorp	7,200	106,632
RUSSIAN FEDERATION 0.5%
Lukoil OAO, ADR	12,990	850,650
Magnit OJSC, GDR (d)	9,397	603,757

Issuer	Shares	Value

Common Stocks (continued)
RUSSIAN FEREATION (CONTINUED)
Mail.ru Group Ltd., GDR (d)	17,250	$636,180
Mobile Telesystems OJSC, ADR	32,599	743,257
QIWI PLC, ADR	7,240	293,075
Sberbank of Russia	179,964	479,604
Sberbank of Russia, ADR	65,138	831,813
Total		4,438,336
SINGAPORE 0.6%
Ausgroup Ltd.	1,746,000	414,836
CDL Hospitality Trusts	1,253,000	1,678,136
DBS Group Holdings Ltd.	243,000	3,275,998
Total		5,368,970
SOUTH AFRICA 0.1%
AVI Ltd.	94,535	555,604
Clicks Group Ltd.	46,809	291,660
Life Healthcare Group Holdings Ltd.	78,331	319,917
Total		1,167,181
SOUTH KOREA 1.8%
GS Home Shopping, Inc.	3,630	837,047
Hotel Shilla Co., Ltd.	15,177	980,410
Hyundai Home Shopping Network Corp.	4,374	692,497
Hyundai Motor Co.	3,007	716,399
Kia Motors Corp.	7,264	422,047
LG Chem Ltd.	1,313	370,374
LG Uplus Corp. (a)	70,410	806,202
NAVER Corp.	977	548,261
Samsung Electronics Co., Ltd.	3,846	5,303,861
Samsung SDI Co., Ltd.	2,743	457,234
SK Hynix, Inc. (a)	29,450	886,177
SK Telecom Co., Ltd.	5,301	1,155,195
Suprema, Inc. (a)	20,365	461,373
Youngone Corp.	49,140	1,662,889
Total		15,299,966
SPAIN 0.1%
Duro Felguera SA	114,539	749,583
SWEDEN 0.4%
Nordea Bank AB	84,089	1,077,058
Saab AB, Class B	137,366	2,755,778
Total		3,832,836

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND 1.4%
Baloise Holding AG, Registered Shares	6,703	$780,114
Bucher Industries AG, Registered Shares	3,053	847,074
Credit Suisse Group AG, Registered Shares	38,781	1,206,577
Forbo Holding AG, Registered Shares	1,528	1,199,026
Georg Fischer AG, Registered Shares	2,980	2,055,965
Nestlé SA, Registered Shares	19,717	1,423,336
Roche Holding AG, Genusschein Shares	15,279	4,229,994
Total		11,742,086
TAIWAN 0.5%
Airtac International Group	49,500	358,207
Far EasTone Telecommunications Co., Ltd.	226,000	517,721
Giant Manufacturing Co., Ltd.	27,000	202,631
Hermes Microvision, Inc.	9,000	294,409
MediaTek, Inc.	54,000	738,285
Merida Industry Co., Ltd.	44,000	333,098
Merry Electronics Co., Ltd.	77,000	263,658
St. Shine Optical Co., Ltd.	6,000	176,714
Taiwan Semiconductor Manufacturing Co., Ltd.	183,530	676,412
Tong Hsing Electronic Industries Ltd.	84,000	444,369
Total		4,005,504
THAILAND 0.6%
Advanced Information Service PCL, Foreign Registered Shares	80,200	656,734
Bangkok Bank PCL, Foreign Registered Shares	282,600	1,875,734
Kasikornbank PCL, Foreign Registered Shares	135,940	849,877
PTT Global Chemical PCL, Foreign Registered Shares	205,400	517,969
PTT PCL, Foreign Registered Shares	88,700	902,985
Robinson Department Store PCL, Foreign Registered Shares	268,000	453,687
Total		5,256,986
TURKEY 0.2%
Arcelik AS	136,759	873,477
Turkiye Halk Bankasi AS	67,732	547,963
Total		1,421,440

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 2.5%
Amarin Corp. PLC, ADR (a)	109,113	$180,036
Aviva PLC	273,365	1,968,465
Centrica PLC	263,252	1,491,694
Delphi Automotive PLC	64,990	3,717,428
HSBC Holdings PLC	258,360	2,825,628
Intermediate Capital Group PLC	200,328	1,540,182
Lancashire Holdings Ltd.	160,211	2,085,883
Lonmin PLC (a)	36,346	188,002
Royal Dutch Shell PLC, Class B	148,225	5,132,351
Vodafone Group PLC	323,645	1,165,003
Xchanging PLC	519,419	1,057,702
Total		21,352,374
UNITED STATES 39.8%
1-800-Flowers.com, Inc., Class A (a)	12,300	66,789
AAR Corp.	7,910	231,605
ACADIA Pharmaceuticals, Inc. (a)	6,050	137,517
Activision Blizzard, Inc.	151,070	2,513,805
Addus HomeCare Corp. (a)	4,200	108,570
Advent Software, Inc.	4,490	150,640
AES Corp. (The)	230,818	3,252,226
Aetna, Inc.	64,040	4,015,308
Affymetrix, Inc. (a)	61,090	431,906
Aflac, Inc.	58,965	3,831,546
Alamo Group, Inc.	790	37,280
Albany International Corp., Class A	15,210	559,880
Align Technology, Inc. (a)	8,380	478,163
Allstate Corp. (The)	80,242	4,257,641
Alnylam Pharmaceuticals, Inc. (a)	5,820	335,290
Alon USA Energy, Inc.	17,140	207,051
Alpha & Omega Semiconductor Ltd. (a)	47,880	352,397
Altria Group, Inc.	116,999	4,355,873
American Assets Trust, Inc.	3,100	103,199
American Capital Mortgage Investment Corp.	11,200	214,032
American Equity Investment Life Holding Co.	29,210	608,736
American Science & Engineering, Inc.	1,870	123,009
Ampco-Pittsburgh Corp.	13,700	252,217
Apollo Investment Corp.	62,030	529,116
Apple, Inc.	18,030	9,417,970
Ariad Pharmaceuticals, Inc. (a)	64,649	142,228
Arthrocare Corp. (a)	2,000	74,880
Ashford Hospitality Trust, Inc.	12,840	167,690
Aspen Technology, Inc. (a)	18,610	711,460
Banc of California, Inc.	9,000	126,990
Barnes Group, Inc.	15,950	566,863

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Benchmark Electronics, Inc. (a)	25,610	$582,115
Biogen Idec, Inc. (a)	20,480	5,001,011
BlackRock, Inc.	18,015	5,419,092
Brady Corp., Class A	11,980	349,696
Briggs & Stratton Corp.	25,900	475,006
Buckle, Inc. (The)	11,610	568,193
Cal-Maine Foods, Inc.	4,469	226,712
Capella Education Co. (a)	9,860	600,671
Capital Southwest Corp.	2,120	69,684
Cato Corp. (The), Class A	13,696	410,469
Celldex Therapeutics, Inc. (a)	6,220	142,500
Centene Corp. (a)	10,810	607,090
Central Pacific Financial Corp.	16,460	303,193
Chesapeake Lodging Trust	13,480	317,724
Chesapeake Utilities Corp.	3,030	164,862
Chevron Corp.	56,637	6,794,175
Cisco Systems, Inc.	45,577	1,025,483
Citigroup, Inc.	139,180	6,789,200
Citrix Systems, Inc. (a)	53,380	3,030,916
Cloud Peak Energy, Inc. (a)	21,070	328,903
Clovis Oncology, Inc. (a)	3,180	162,530
CMS Energy Corp.	109,021	2,993,717
CNO Financial Group, Inc.	34,619	539,364
Coca-Cola Enterprises, Inc.	78,400	3,271,632
Cognizant Technology Solutions Corp., Class A (a)	5,089	442,387
Columbia Sportswear Co.	8,370	559,702
Comerica, Inc.	129,401	5,603,063
CommVault Systems, Inc. (a)	8,090	631,667
ConocoPhillips	67,650	4,958,745
Continental Resources, Inc. (a)	39,219	4,467,044
Coresite Realty Corp.	14,520	471,029
Courier Corp.	4,600	78,154
Cousins Properties, Inc.	52,800	598,224
Credit Acceptance Corp. (a)	1,200	141,960
CSX Corp.	135,594	3,533,580
Dana Holding Corp.	28,790	564,284
Deluxe Corp.	13,840	651,726
Dice Holdings, Inc. (a)	10,000	73,800
Digital Realty Trust, Inc.	1,200	57,192
DISH Network Corp., Class A	59,896	2,886,987
Dow Chemical Co. (The)	89,350	3,526,644
Dynex Capital, Inc.	17,390	150,250
eBay, Inc. (a)	56,666	2,986,865
Edison International	66,484	3,259,711
El Paso Electric Co.	14,420	507,151
EMC Corp.	113,315	2,727,492
EMCOR Group, Inc.	7,320	271,279

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Energy XXI Bermuda Ltd.	5,520	$160,411
EnerSys, Inc.	4,850	321,798
Ennis, Inc.	12,320	218,680
Enterprise Financial Services Corp.	9,640	173,809
Entravision Communications Corp., Class A	37,420	252,211
EPL Oil & Gas, Inc. (a)	15,130	482,344
Equinix, Inc. (a)	6,140	991,487
Esterline Technologies Corp. (a)	7,620	610,819
Express, Inc. (a)	5,400	125,334
Exterran Holdings, Inc. (a)	18,900	539,595
Extreme Networks, Inc. (a)	32,500	174,200
FBL Financial Group, Inc., Class A	1,900	85,006
FBR & Co. (a)	18,070	478,855
Federal Agricultural Mortgage Corp., Class C	4,420	157,750
First Interstate Bancsystem, Inc.	21,100	529,821
First Merchants Corp.	27,230	511,924
GAMCO Investors, Inc., Class A	4,100	293,191
Gap, Inc. (The)	93,950	3,475,210
General Dynamics Corp.	36,490	3,161,129
Geo Group, Inc. (The)	3,070	108,279
Gilead Sciences, Inc. (a)	91,400	6,488,486
Google, Inc., Class A (a)	6,560	6,760,605
Graphic Packaging Holding Co. (a)	17,270	145,068
Greatbatch, Inc. (a)	5,360	204,323
Green Plains Renewable Energy, Inc.	4,400	70,972
Hanmi Financial Corp.	28,940	505,871
HCI Group, Inc.	7,180	315,489
hhgregg, Inc. (a)	27,320	423,733
Highwoods Properties, Inc.	12,050	465,130
Home Depot, Inc. (The)	75,129	5,851,798
Home Loan Servicing Solutions Ltd.	24,670	582,459
HomeStreet, Inc.	12,030	228,811
Honeywell International, Inc.	48,465	4,203,369
Hyperion Therapeutics, Inc. (a)	5,700	114,171
Iconix Brand Group, Inc. (a)	16,600	599,094
iGATE Corp. (a)	17,600	560,384
Illinois Tool Works, Inc.	45,615	3,594,006
Infinity Pharmaceuticals, Inc. (a)	43,955	595,590
Innospec, Inc.	10,420	479,945
Insight Enterprises, Inc. (a)	24,670	519,797
Insmed, Inc. (a)	37,029	527,293
Insteel Industries, Inc.	16,780	278,380
Inter Parfums, Inc.	4,680	164,549
InterDigital, Inc.	1,700	65,875
International Paper Co.	83,030	3,703,968
Intersil Corp., Class A	46,440	518,270

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Invesco Ltd.	83,460	$2,816,775
IXYS Corp.	30,090	349,947
j2 Global, Inc.	12,010	660,310
Jack in the Box, Inc. (a)	13,620	554,062
Johnson & Johnson	80,632	7,467,330
JPMorgan Chase & Co.	152,620	7,866,035
Kadant, Inc.	14,710	526,618
Keryx Biopharmaceuticals, Inc. (a)	83,463	863,842
Kimball International, Inc., Class B	18,530	216,801
Kroger Co. (The)	92,990	3,983,692
Lexington Realty Trust	50,530	591,201
Lockheed Martin Corp.	29,400	3,920,196
Louisiana-Pacific Corp. (a)	4,200	71,442
Lydall, Inc. (a)	20,230	368,591
LyondellBasell Industries NV, Class A	43,280	3,228,688
M/A-COM Technology Solutions Holdings, Inc. (a)	2,200	37,994
Magellan Health Services, Inc. (a)	9,178	538,749
Marathon Petroleum Corp.	44,946	3,220,830
Matson, Inc.	15,920	431,273
MCG Capital Corp.	54,400	256,224
MetLife, Inc.	100,940	4,775,471
Microchip Technology, Inc.	3,400	146,064
Microsemi Corp. (a)	19,730	495,815
Microsoft Corp.	216,198	7,642,599
Mohawk Industries, Inc. (a)	23,270	3,081,413
Mueller Industries, Inc.	7,010	422,633
National Healthcare Corp.	1,600	77,408
Nelnet, Inc., Class A	13,920	593,410
Neurocrine Biosciences, Inc. (a)	12,070	113,941
Newpark Resources, Inc. (a)	13,930	177,608
Novavax, Inc. (a)	41,630	129,053
NPS Pharmaceuticals, Inc. (a)	18,608	535,538
Orbitz Worldwide, Inc. (a)	56,760	524,462
Outerwall, Inc. (a)	9,540	619,909
Overstock.com, Inc. (a)	7,030	164,713
Owens & Minor, Inc.	8,440	315,825
PAREXEL International Corp. (a)	6,160	281,574
PC Connection, Inc.	10,530	210,495
Pegasystems, Inc.	14,350	546,161
PH Glatfelter Co.	19,720	516,664
Philip Morris International, Inc.	58,360	5,201,043
Pilgrim’s Pride Corp. (a)	35,050	496,659
PMC - Sierra, Inc. (a)	2,300	13,501
Portland General Electric Co.	19,950	572,565
priceline.com, Inc. (a)	3,480	3,667,328
Providence Service Corp. (The) (a)	17,060	509,923
Provident Financial Holdings, Inc.	14,940	226,490

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
PS Business Parks, Inc.	2,420	$197,206
Puma Biotechnology, Inc. (a)	10,954	419,648
Quad/Graphics, Inc.	17,870	624,020
Questar Corp.	66,814	1,580,819
Questcor Pharmaceuticals, Inc.	10,068	617,873
Ramco-Gershenson Properties Trust	4,500	73,170
Red Hat, Inc. (a)	55,210	2,388,937
Red Robin Gourmet Burgers, Inc. (a)	5,590	425,846
Redwood Trust, Inc.	4,000	70,080
Reinsurance Group of America, Inc.	39,417	2,805,702
Renewable Energy Group, Inc. (a)	7,100	77,461
Republic Airways Holdings, Inc. (a)	44,970	529,747
Republic Bancorp, Inc., Class A	14,210	327,114
Resolute Forest Products, Inc. (a)	37,140	593,869
Rite Aid Corp. (a)	49,700	264,901
RLJ Lodging Trust	24,480	618,365
RPX Corp. (a)	22,820	407,565
Ruth’s Hospitality Group, Inc.	23,860	290,853
Salesforce.com, Inc. (a)	56,138	2,995,524
Sanderson Farms, Inc.	8,810	556,880
SanDisk Corp.	1,000	69,500
Sanmina Corp. (a)	35,690	519,646
Scansource, Inc. (a)	14,270	548,824
Schweitzer-Mauduit International, Inc.	10,410	644,171
Sciclone Pharmaceuticals, Inc. (a)	59,360	280,773
Simon Property Group, Inc.	24,340	3,761,747
Sinclair Broadcast Group, Inc., Class A	3,500	112,210
Skywest, Inc.	36,120	543,245
Smith & Wesson Holding Corp. (a)	51,380	553,876
Sonic Corp. (a)	8,320	160,576
Sonoco Products Co.	73,780	2,998,419
Southwest Gas Corp.	9,880	536,089
Starwood Hotels & Resorts Worldwide, Inc.	46,730	3,440,263
Stillwater Mining Co. (a)	49,707	542,303
Stone Energy Corp. (a)	15,585	543,293
Sturm Ruger & Co., Inc.	9,320	609,621
Sunstone Hotel Investors, Inc.	44,580	590,685
Superior Energy Services, Inc. (a)	104,131	2,793,835
Symetra Financial Corp.	33,030	618,652
Symmetricom, Inc. (a)	4,100	29,397
SYNNEX Corp. (a)	10,360	635,068
Syntel, Inc.	7,010	601,738
TeleNav, Inc. (a)	38,130	276,443
Tenneco, Inc. (a)	8,380	444,727
TESARO, Inc. (a)	8,250	317,625
TGC Industries, Inc.	27,495	202,638
Thermo Fisher Scientific, Inc.	60,680	5,933,290
Time Warner Cable, Inc.	29,710	3,569,656

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
TiVo, Inc. (a)	44,150	$586,754
TJX Companies, Inc.	58,280	3,542,841
Travelzoo, Inc. (a)	23,130	497,989
Tredegar Corp.	17,340	506,675
Tyson Foods, Inc., Class A	148,950	4,121,446
U.S. Bancorp	77,317	2,888,563
U.S.A. Mobility, Inc.	16,742	249,791
Ubiquiti Networks, Inc.	15,040	580,243
Ultra Clean Holdings, Inc. (a)	19,950	185,735
Union Pacific Corp.	26,653	4,035,264
United Community Banks, Inc. (a)	32,260	502,933
United Continental Holdings, Inc. (a)	104,131	3,535,247
United States Lime & Minerals, Inc. (a)	3,300	183,348
Universal Corp.	8,830	468,255
Usana Health Sciences, Inc. (a)	6,800	463,964
Valassis Communications, Inc.	1,870	51,163
ValueClick, Inc. (a)	6,460	124,097
Vertex Pharmaceuticals, Inc. (a)	7,965	568,223
Viacom, Inc., Class B	43,700	3,639,773
Virtus Investment Partners, Inc. (a)	1,000	203,520
Visa, Inc., Class A	19,395	3,814,415
VMware, Inc., Class A (a)	35,640	2,896,819
VOXX International Corp. (a)	6,300	97,713
Wal-Mart Stores, Inc.	57,190	4,389,332
Warren Resources, Inc. (a)	29,300	91,709
Watts Water Technologies, Inc., Class A	10,780	622,868
WellCare Health Plans, Inc. (a)	1,100	73,348
WellPoint, Inc.	2,250	190,800
West Pharmaceutical Services, Inc.	13,170	636,770
Western Refining, Inc.	18,770	605,708
WGL Holdings, Inc.	9,270	417,243
Williams Companies, Inc. (The)	89,653	3,201,509
World Acceptance Corp. (a)	6,050	629,926
Xilinx, Inc.	3,750	170,325
XO Group, Inc. (a)	19,860	275,657
Zimmer Holdings, Inc.	59,618	5,214,786
Zions Bancorporation	81,087	2,300,438
Total		338,841,985
Total Common Stocks (Cost: $458,765,333)		$524,909,855

Preferred Stocks 0.4%
GERMANY 0.4%
Henkel AG & Co. KGaA	31,663	$3,426,336
Total Preferred Stocks (Cost: $2,493,315)		$3,426,336

Issuer	Shares	Value

Convertible Preferred Stocks 0.5%
UNITED STATES 0.5%
AMG Capital Trust II, 5.150%	3,500	$210,656
Alere, Inc., 3.000%	350	99,691
Alexandria Real Estate Equities, Inc., 7.000%	7,800	196,463
Bank of America Corp., 7.250%	260	280,150
Bunge Ltd., 4.875%	1,800	197,838
CenterPoint Energy, Inc., 3.547% (e)	3,970	206,440
Chesapeake Energy Corp., 5.000%	2,300	224,537
Chesapeake Energy Corp., 5.750% (d)	170	199,219
Crown Castle International Corp., 4.500%	2,020	205,701
Dominion Resources, Inc., 6.000%	1,900	103,037
Dominion Resources, Inc., 6.125%	1,900	102,923
Energy XXI Bermuda Ltd., 5.625%	300	92,580
Genesee & Wyoming, Inc., 5.000%	800	107,676
Health Care REIT, Inc., 6.500%	4,300	253,528
Hornbeck Offshore Services, 0.000% (d)(f)	4,650	247,380
MetLife, Inc., 5.000%	6,300	180,999
NextEra Energy, Inc., 5.599%	3,500	201,213
PPL Corp., 8.750%	3,420	180,576
Penn Virginia Corp., 6.000%	600	93,075
Post Holdings, Inc., 3.750% (d)	1,600	173,496
United Technologies Corp., 7.500%	2,900	183,512
Vertex Pharmaceuticals, 0.500% (d)	2,140	152,677
Weyerhaeuser Co., 6.375%	3,750	206,812
iStar Financial, Inc., 4.500%	1,900	108,758
priceline.com, Inc., 1.000% (d)	365	343,725
Total		4,552,662
Total Convertible Preferred Stocks (Cost: $4,094,175)		$4,552,662

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) 6.9%
AUSTRALIA —%
FMG Resources August 2006 Proprietary Ltd. (d)
11/01/19	8.250%	$218,000	$241,708
BELGIUM —%
Calcipar SA Senior Secured (d)
05/01/18	6.875%	102,000	107,100

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
CANADA 0.3%
Bombardier, Inc. Senior Notes (d)
01/15/16	4.250%	$106,000	$110,505
Brookfield Residential Properties, Inc. /U.S. Corp. (d)
07/01/22	6.125%	62,000	61,535
Cogeco Cable, Inc. (d)
05/01/20	4.875%	43,000	42,140
FQM Akubra, Inc. (d)
06/01/20	8.750%	355,000	392,275
Kodiak Oil & Gas Corp.
12/01/19	8.125%	266,000	295,260
Kodiak Oil & Gas Corp. (d)
02/01/22	5.500%	367,000	374,340
01/15/21	5.500%	214,000	219,350
MDC Partners, Inc. (d)
04/01/20	6.750%	197,000	204,880
MEG Energy Corp. (d)
03/31/24	7.000%	179,000	183,027
NOVA Chemicals Corp. Senior Unsecured (d)
08/01/23	5.250%	77,000	78,540
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	6,000	6,630
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	149,000	144,157
Valeant Pharmaceuticals International (d)
Senior Unsecured
07/15/21	7.500%	207,000	229,770
08/15/18	6.750%	145,000	158,775
Videotron Ltd.
07/15/22	5.000%	143,000	140,498
Total			2,641,682
CHINA 0.1%
Studio City Finance Ltd. (d)
12/01/20	8.500%	372,000	412,920
GERMANY —%
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (d)
01/15/23	5.500%	165,000	160,050
ITALY —%
Wind Acquisition Finance SA Senior Secured (d)
04/30/20	6.500%	255,000	262,650

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
JAPAN —%
Softbank Corp. (d)
04/15/20	4.500%	$232,000	$229,680
LUXEMBOURG 0.1%
ArcelorMittal Senior Unsecured
03/01/21	6.000%	266,000	278,967
ConvaTec Finance International SA Senior Unsecured PIK (d)
01/15/19	8.250%	145,000	149,531
Hamilton Sundstrand Corp. Senior Unsecured (d)
12/15/20	7.750%	157,000	164,458
Intelsat Jackson Holdings SA
10/15/20	7.250%	130,000	141,050
Intelsat Luxembourg SA (d)
06/01/21	7.750%	78,000	82,290
06/01/23	8.125%	225,000	238,500
Total			1,054,796
NETHERLANDS 0.1%
LBC Tank Terminals Holding Netherlands BV (d)
05/15/23	6.875%	158,000	165,505
NXP BV/Funding LLC (d)
06/01/18	3.750%	119,000	119,298
Playa Resorts Holding BV Senior Unsecured (d)
08/15/20	8.000%	141,000	150,004
Schaeffler Finance BV Senior Secured (d)
02/15/19	8.500%	153,000	172,507
Schaeffler Holding Finance BV Senior Secured PIK (d)
08/15/18	6.875%	194,000	206,779
Total			814,093
RUSSIAN FEDERATION 0.2%
Lukoil International Finance BV (d)
11/09/20	6.125%	650,000	715,315
Novatek Finance Ltd. Senior Unsecured (d)
02/03/21	6.604%	400,000	445,145
Sibur Securities Ltd. (d)
01/31/18	3.914%	500,000	489,138
Total			1,649,598

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
SUPRA-NATIONAL —%
European Investment Bank Senior Unsecured
01/18/27	2.150%	JPY	$2,500,000	$28,990
SWEDEN —%
ConvaTec Healthcare E SA Senior Unsecured (d)
12/15/18	10.500%		249,000	281,993
UKRAINE 0.1%
MHP SA (d)
04/02/20	8.250%		710,000	609,141
UNITED KINGDOM 0.1%
Intelsat Jackson Holdings SA Senior Unsecured
04/01/21	7.500%		174,000	189,660
Jaguar Land Rover Automotive PLC (d)
02/01/23	5.625%		155,000	153,837
Total				343,497
UNITED STATES 5.9%
ADS Tactical, Inc. Senior Secured (d)
04/01/18	11.000%		331,000	297,072
AMC Entertainment, Inc.
12/01/20	9.750%		59,000	67,408
06/01/19	8.750%		276,000	297,045
AMC Networks, Inc.
12/15/22	4.750%		90,000	87,075
07/15/21	7.750%		328,000	369,000
APX Group, Inc.
12/01/20	8.750%		285,000	292,125
Senior Secured
12/01/19	6.375%		303,000	301,864
ARAMARK Corp. (d)
03/15/20	5.750%		129,000	135,127
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%		257,000	255,715
04/15/21	5.875%		87,000	93,308
Activision Blizzard, Inc. (d)
09/15/21	5.625%		343,000	355,005
Air Lease Corp.
03/01/20	4.750%		310,000	313,875
Allegion US Holding Co., Inc. (d)
10/01/21	5.750%		105,000	108,938
Alliance Data Systems Corp. (d)
04/01/20	6.375%		96,000	100,800
12/01/17	5.250%		168,000	173,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Alliant Holdings, Inc. Senior Unsecured (d)
12/15/20	7.875%	$133,000	$137,987
Allison Transmission, Inc. (d)
05/15/19	7.125%	188,000	202,570
Ally Financial, Inc.
03/15/20	8.000%	514,000	610,375
09/15/20	7.500%	102,000	119,340
02/15/17	5.500%	123,000	132,840
Alpha Natural Resources, Inc.
04/15/18	9.750%	57,000	58,710
06/01/19	6.000%	12,000	10,290
06/01/21	6.250%	55,000	46,613
American Axle & Manufacturing, Inc.
03/15/21	6.250%	111,000	116,828
American Builders & Contractors Supply Co., Inc. Senior Unsecured (d)
04/15/21	5.625%	140,000	142,100
Amsted Industries, Inc. Senior Notes (d)
03/15/18	8.125%	225,000	238,500
Amsurg Corp.
11/30/20	5.625%	80,000	80,400
Ancestry.com, Inc. Senior Unsecured PIK (d)
10/15/18	9.625%	97,000	98,698
Antero Resources Finance Corp.
12/01/17	9.375%	231,000	243,127
08/01/19	7.250%	23,000	24,668
Antero Resources Finance Corp. (d)(h)
11/01/21	5.375%	88,000	89,430
Arch Coal, Inc.
06/15/19	9.875%	180,000	153,000
06/15/21	7.250%	9,000	6,863
Ashland, Inc.
08/15/22	4.750%	95,000	91,200
Ashton Woods U.S.A. LLC/Finance Co. (d)
02/15/21	6.875%	20,000	19,800
Athlon Holdings LP/Finance Corp. (d)
04/15/21	7.375%	118,000	123,310
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	553,000	591,710
Audatex North America, Inc. (d)(h)
06/15/21	6.000%	63,000	65,048
11/01/23	6.125%	64,000	64,960
Aurora U.S.A. Oil & Gas, Inc. (d)
04/01/20	7.500%	292,000	301,490
AutoNation, Inc.
02/01/20	5.500%	74,000	78,810

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	$68,000	$79,560
B&G Foods, Inc.
06/01/21	4.625%	238,000	232,347
Beazer Homes USA, Inc.
02/01/23	7.250%	42,000	40,530
Biomet, Inc.
08/01/20	6.500%	235,000	249,687
10/01/20	6.500%	90,000	93,600
Boyd Gaming Corp.
07/01/20	9.000%	30,000	32,400
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	134,000	144,385
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	174,000	194,880
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (d)
02/15/18	9.000%	69,000	70,811
CBRE Services, Inc.
03/15/23	5.000%	74,000	71,873
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	181,000	198,195
CHS/Community Health Systems, Inc.
11/15/19	8.000%	135,000	146,306
Senior Secured
08/15/18	5.125%	219,000	227,760
CIT Group, Inc.
Senior Unsecured
08/01/23	5.000%	60,000	60,150
03/15/18	5.250%	253,000	273,556
CIT Group, Inc. (d)
Senior Secured
04/01/18	6.625%	144,000	163,440
Senior Unsecured
02/15/19	5.500%	316,000	341,280
CONSOL Energy, Inc.
03/01/21	6.375%	8,000	8,380
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	212,000	250,690
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	109,000	119,083
Cablevision Systems Corp.
Senior Unsecured
09/15/22	5.875%	145,000	145,181
04/15/20	8.000%	36,000	40,860
Caesars Entertainment Operating Co., Inc.
Senior Secured
02/15/20	8.500%	148,000	136,715
02/15/20	9.000%	183,000	171,562

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Calpine Corp. (d)
Senior Secured
01/15/22	6.000%	$44,000	$45,650
02/15/21	7.500%	156,000	168,870
Capsugel SA Senior Unsecured PIK (d)(h)
05/15/19	7.000%	53,000	53,000
Cardtronics, Inc.
09/01/18	8.250%	220,000	238,700
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	256,000	280,320
Case New Holland, Inc.
12/01/17	7.875%	521,000	616,734
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (d)
03/15/21	5.250%	126,000	124,110
Celanese U.S. Holdings LLC
06/15/21	5.875%	136,000	145,520
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	380,000	395,200
04/01/20	5.625%	68,000	69,105
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (d)
09/15/20	6.375%	165,000	171,187
Chesapeake Energy Corp.
08/15/20	6.625%	656,000	739,640
03/15/23	5.750%	91,000	96,460
Choice Hotels International, Inc.
07/01/22	5.750%	73,000	76,833
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	111,000	125,569
Cinemark USA, Inc.
12/15/22	5.125%	75,000	73,313
Claire’s Stores, Inc. Senior Secured (d)
03/15/20	6.125%	74,000	74,555
Clean Harbors, Inc.
08/01/20	5.250%	124,000	127,410
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	293,000	295,197
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	261,000	278,617
11/15/22	6.500%	131,000	136,240
11/15/22	6.500%	356,000	373,800
Columbus McKinnon Corp.
02/01/19	7.875%	69,000	74,089
Comstock Resources, Inc.
06/15/20	9.500%	293,000	325,230

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Concho Resources, Inc.
04/01/23	5.500%	$253,000	$262,487
01/15/22	6.500%	26,000	28,405
10/01/22	5.500%	281,000	292,942
01/15/21	7.000%	53,000	59,095
Continental Resources, Inc.
09/15/22	5.000%	544,000	566,440
04/15/23	4.500%	200,000	201,750
10/01/20	7.375%	1,000	1,114
04/01/21	7.125%	318,000	356,160
Corrections Corp. of America
05/01/23	4.625%	100,000	95,750
Cott Beverages, Inc.
09/01/18	8.125%	54,000	58,253
Crestwood Midstream Partners LP/Corp. (d)(h)
03/01/22	6.125%	65,000	66,463
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	260,000	257,400
CyrusOne LP/Finance Corp.
11/15/22	6.375%	176,000	177,320
DISH DBS Corp.
06/01/21	6.750%	361,000	390,782
09/01/19	7.875%	184,000	213,900
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	167,000	171,384
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	156,000	170,040
Delphi Corp.
02/15/23	5.000%	115,000	120,750
DuPont Fabros Technology LP Senior Unsecured (d)
09/15/21	5.875%	67,000	68,675
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	177,000	189,390
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	30,000	33,750
El Paso LLC
Senior Secured
09/15/20	6.500%	316,000	337,113
01/15/32	7.750%	7,000	7,266
Emdeon, Inc.
12/31/19	11.000%	116,000	133,400
Equinix, Inc.
Senior Unsecured
07/15/21	7.000%	74,000	80,845
04/01/20	4.875%	73,000	73,274
First Data Corp.
01/15/21	12.625%	304,000	350,740

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
First Data Corp. (d)
08/15/21	11.750%	$145,000	$147,537
Secured
01/15/21	8.250%	231,000	246,015
Senior Secured
11/01/20	6.750%	46,000	48,645
08/15/20	8.875%	407,000	453,805
Freescale Semiconductor, Inc. Senior Secured (d)(h)
01/15/22	6.000%	222,000	224,497
Fresenius Medical Care U.S. Finance II, Inc. (d)
07/31/19	5.625%	36,000	38,520
01/31/22	5.875%	134,000	142,040
Fresenius Medical Care U.S. Finance, Inc. (d)
09/15/18	6.500%	16,000	17,960
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	219,000	258,146
04/15/22	8.750%	70,000	79,975
04/15/24	7.625%	20,000	21,100
Gardner Denver, Inc. Senior Unsecured (d)
08/15/21	6.875%	195,000	198,412
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	77,000	88,550
General Motors Co. Senior Unsecured (d)
10/02/23	4.875%	133,000	134,663
Gibraltar Industries, Inc.
02/01/21	6.250%	50,000	51,750
Goodman Networks, Inc. (d)
Senior Secured
07/01/18	12.125%	84,000	88,935
07/01/18	13.125%	156,000	164,970
Graphic Packaging International, Inc.
04/15/21	4.750%	119,000	117,364
Green Field Energy Services, Inc. (b)(d)(e)(i)
Secured
11/15/16	13.000%	175,000	87,500
11/15/16	13.000%	5,000	2,500
H&E Equipment Services, Inc.
09/01/22	7.000%	24,000	26,160
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	302,000	317,100
HCA, Inc.
02/15/22	7.500%	379,000	425,901
Senior Secured
05/01/23	4.750%	32,000	30,840
02/15/20	6.500%	106,000	117,925
HD Supply, Inc.
Secured
04/15/20	11.000%	85,000	102,017

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
HD Supply, Inc. (d)
07/15/20	7.500%	$175,000	$184,625
HUB International Ltd. Senior Unsecured (d)
10/01/21	7.875%	292,000	301,490
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK (d)
09/01/18	7.375%	18,000	18,720
Hertz Corp. (The)
01/15/21	7.375%	200,000	222,000
Hiland Partners LP/Finance Corp. (d)
10/01/20	7.250%	448,000	477,120
Hilton Worldwide Finance/Corp. (d)
10/15/21	5.625%	152,000	156,180
Hughes Satellite Systems Corp.
06/15/21	7.625%	238,000	260,610
Senior Secured
06/15/19	6.500%	56,000	60,060
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	103,000	110,854
Huntsman International LLC
11/15/20	4.875%	76,000	75,620
03/15/21	8.625%	19,000	21,328
IMS Health, Inc. Senior Unsecured (d)
11/01/20	6.000%	107,000	111,280
Interline Brands, Inc.
11/15/18	7.500%	252,000	266,805
International Lease Finance Corp.
Senior Unsecured
05/15/19	6.250%	138,000	150,420
09/01/17	8.875%	118,000	140,125
12/15/20	8.250%	386,000	455,962
J. Crew Group, Inc. Senior Unsecured PIK (d)(h)
05/01/19	7.750%	93,000	93,581
JM Huber Corp. Senior Notes (d)
11/01/19	9.875%	110,000	125,400
JMC Steel Group, Inc. Senior Notes (d)
03/15/18	8.250%	153,000	152,044
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (d)
12/01/19	9.500%	41,000	46,023
Jo-Ann Stores, Inc. Senior Unsecured (d)
03/15/19	8.125%	123,000	126,690
KB Home
09/15/22	7.500%	58,000	60,900
03/15/20	8.000%	58,000	63,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	$88,000	$99,000
Koppers, Inc.
12/01/19	7.875%	18,000	19,530
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	452,000	492,680
L Brands, Inc.
04/01/21	6.625%	99,000	108,900
Laredo Petroleum, Inc.
02/15/19	9.500%	287,000	320,722
05/01/22	7.375%	130,000	140,725
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	208,000	241,280
Level 3 Financing, Inc.
07/15/20	8.625%	50,000	56,625
06/01/20	7.000%	19,000	20,283
07/01/19	8.125%	355,000	391,387
Level 3 Financing, Inc. (d)(h)
01/15/21	6.125%	88,000	89,540
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	63,000	67,725
MGM Resorts International
03/01/18	11.375%	290,000	371,925
MPH Intermediate Holding Co. 2 Senior Unsecured PIK (d)
08/01/18	8.375%	101,000	104,914
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	222,000	241,425
02/15/23	5.500%	200,000	207,000
Meritage Homes Corp.
03/01/18	4.500%	107,000	106,198
04/01/22	7.000%	74,000	78,440
MetroPCS Wireless, Inc. (d)
04/01/23	6.625%	123,000	128,535
Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK (d)
08/01/18	7.500%	176,000	181,280
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	10.000%	36,000	37,800
10/15/20	8.875%	205,000	216,787
Monitronics International, Inc.
04/01/20	9.125%	100,000	106,000
Monitronics International, Inc. (d)
04/01/20	9.125%	51,000	54,060
Multiplan, Inc. (d)
09/01/18	9.875%	339,000	374,171
NII International Telecom SCA (d)
08/15/19	11.375%	616,000	585,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
08/15/19	7.875%	$139,000	$120,930
National CineMedia LLC Senior Secured
04/15/22	6.000%	147,000	152,880
Neff Rental LLC/Finance Corp. Secured (d)
05/15/16	9.625%	350,000	373,625
Neiman Marcus Group, Inc. (The) PIK (d)
10/15/21	8.750%	47,000	48,293
Neiman Marcus Group, Inc. (The) (d)
10/15/21	8.000%	56,000	57,330
Nielsen Finance Co. SARL (The) (d)
10/01/21	5.500%	181,000	186,430
Nielsen Finance LLC/Co.
10/01/20	4.500%	401,000	392,980
Nortek, Inc.
12/01/18	10.000%	29,000	31,973
04/15/21	8.500%	157,000	172,111
Nuance Communications, Inc. (d)
08/15/20	5.375%	308,000	305,690
Nuveen Investments, Inc. (d)
Senior Unsecured
10/15/17	9.125%	43,000	41,710
10/15/20	9.500%	239,000	227,647
Oasis Petroleum, Inc.
02/01/19	7.250%	200,000	215,000
11/01/21	6.500%	361,000	390,782
01/15/23	6.875%	71,000	77,035
Oasis Petroleum, Inc. (d)
03/15/22	6.875%	65,000	70,200
Oil States International, Inc. (d)
01/15/23	5.125%	116,000	129,050
PAETEC Holding Corp.
12/01/18	9.875%	203,000	227,360
PNK Finance Corp. (d)
08/01/21	6.375%	217,000	227,850
PQ Corp. Secured (d)
05/01/18	8.750%	547,000	591,786
Pacific Drilling SA Senior Secured (d)
06/01/20	5.375%	230,000	231,725
Patriot Merger Corp. Senior Unsecured (d)
07/15/21	9.000%	68,000	70,720
Peabody Energy Corp.
11/15/18	6.000%	62,000	65,410
11/15/21	6.250%	90,000	92,925
Penn National Gaming, Inc. Senior Unsecured (d)
11/01/21	5.875%	77,000	77,193

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Physio-Control International, Inc. Senior Secured (d)
01/15/19	9.875%	$165,000	$183,975
Pinnacle Entertainment, Inc.
04/01/22	7.750%	5,000	5,469
Plastipak Holdings, Inc. Senior Unsecured (d)
10/01/21	6.500%	202,000	210,080
Provident Funding Associates LP/PFG Finance Corp. (d)
06/15/21	6.750%	200,000	204,500
QEP Resources, Inc.
Senior Unsecured
10/01/22	5.375%	26,000	25,415
05/01/23	5.250%	155,000	149,187
Quiksilver Inc./QS Wholesale Inc. Senior Secured (d)
08/01/18	7.875%	17,000	18,190
ROC Finance LLC/Corp. Secured (d)
09/01/18	12.125%	120,000	129,600
Radnet Management, Inc.
04/01/18	10.375%	43,000	45,580
Range Resources Corp.
08/15/22	5.000%	36,000	35,955
05/15/19	8.000%	213,000	228,442
Regency Energy Partners LP/Finance Corp.
04/15/23	5.500%	34,000	33,915
07/15/21	6.500%	251,000	269,197
Regency Energy Partners LP/Finance Corp. (d)
11/01/23	4.500%	100,000	92,500
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	310,000	342,937
Senior Secured
02/15/21	6.875%	157,000	170,345
08/15/19	7.875%	129,000	142,545
Rite Aid Corp.
03/15/20	9.250%	49,000	56,595
06/15/21	6.750%	5,000	5,288
Senior Unsecured
02/15/27	7.700%	62,000	63,550
SBA Telecommunications, Inc.
08/15/19	8.250%	49,000	53,104
07/15/20	5.750%	451,000	469,040
SM Energy Co.
Senior Unsecured
01/01/23	6.500%	13,000	13,910
11/15/21	6.500%	276,000	299,460
SM Energy Co. (d)
Senior Unsecured
01/15/24	5.000%	70,000	68,425
STHI Holding Corp. Secured (d)
03/15/18	8.000%	140,000	150,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Sabine Pass Liquefaction LLC Senior Secured (d)
04/15/23	5.625%	$179,000	$175,420
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	237,000	261,885
Seneca Gaming Corp. (d)
12/01/18	8.250%	179,000	192,649
Serta Simmons Holdings LLC Senior Unsecured (d)
10/01/20	8.125%	210,000	222,600
Service Corp., International Senior Unsecured (d)
01/15/22	5.375%	75,000	75,750
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	126,000	139,545
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	50,000	50,750
Spectrum Brands Escrow Corp. (d)
11/15/20	6.375%	143,000	151,937
11/15/22	6.625%	78,000	83,265
Spectrum Brands, Inc.
03/15/20	6.750%	224,000	240,800
Springleaf Finance Corp.
Senior Unsecured
12/15/17	6.900%	81,000	87,683
Springleaf Finance Corp. (d)
Senior Unsecured
10/01/21	7.750%	73,000	78,475
10/01/23	8.250%	73,000	79,388
Springs Window Fashions LLC Senior Secured (d)
06/01/21	6.250%	178,000	178,890
Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	61,000	70,608
11/15/22	6.000%	375,000	369,375
Sprint Communications, Inc. (d)
11/15/18	9.000%	610,000	739,625
03/01/20	7.000%	158,000	175,380
Sprint Corp. (d)
09/15/21	7.250%	192,000	206,880
09/15/23	7.875%	192,000	208,320
Standard Pacific Corp.
12/15/21	6.250%	85,000	87,550
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (d)
06/01/21	6.375%	157,000	150,327
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	265,000	298,787

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
T-Mobile USA, Inc.
04/28/21	6.633%	$147,000	$155,452
04/28/23	6.836%	30,000	31,725
04/28/20	6.542%	51,000	54,060
04/28/22	6.731%	153,000	161,606
Taylor Morrison Communities, Inc./Monarch, Inc. (d)
04/15/20	7.750%	34,000	37,570
04/15/21	5.250%	139,000	135,525
04/15/20	7.750%	112,000	123,760
Tempur Sealy International, Inc.
12/15/20	6.875%	46,000	49,105
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	165,000	164,175
Tenet Healthcare Corp. (d)
Senior Secured
10/01/20	6.000%	95,000	100,700
Senior Unsecured
04/01/22	8.125%	281,000	308,397
Titan International, Inc. Senior Secured (d)
10/01/20	6.875%	82,000	84,460
TransDigm, Inc.
10/15/20	5.500%	102,000	102,765
07/15/21	7.500%	128,000	139,520
Truven Health Analytics, Inc.
06/01/20	10.625%	95,000	107,706
Tunica-Biloxi Gaming Authority Senior Unsecured (d)
11/15/15	9.000%	81,000	73,508
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (d)
05/01/21	7.375%	199,000	211,935
USG Corp. (d)
11/01/21	5.875%	44,000	44,770
Unifrax I LLC/Holding Co. (d)
02/15/19	7.500%	104,000	105,300
United Rentals North America, Inc.
12/15/19	9.250%	218,000	244,705
04/15/22	7.625%	129,000	144,480
05/15/20	7.375%	87,000	97,005
United Surgical Partners International, Inc.
04/01/20	9.000%	109,000	122,080
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	8,000	8,400
Univision Communications, Inc. (d)
05/15/21	8.500%	114,000	126,255
Senior Secured
09/15/22	6.750%	132,000	143,880
05/15/23	5.125%	145,000	143,550
11/01/20	7.875%	200,000	222,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Valeant Pharmaceuticals International (d)
10/15/20	6.375%	$298,000	$317,370
VeriSign, Inc.
05/01/23	4.625%	120,000	116,850
Visteon Corp.
04/15/19	6.750%	250,000	266,875
WaveDivision Escrow LLC/Corp. Senior Unsecured (d)
09/01/20	8.125%	5,000	5,250
Whiting Petroleum Corp.
10/01/18	6.500%	7,000	7,455
Whiting Petroleum Corp. (d)
03/15/21	5.750%	160,000	168,400
William Carter Co. (The) (d)
08/15/21	5.250%	30,000	30,450
Windstream Corp.
08/01/23	6.375%	112,000	108,640
Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured (d)
12/15/21	6.750%	62,000	61,380
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	147,000	169,785
Senior Secured
01/01/20	8.125%	151,000	165,345
Total			49,851,610
Total Corporate Bonds & Notes (Cost: $56,309,718)			$58,689,508

Convertible Bonds (g) 1.7%
CANADA —%
Jaguar Mining, Inc. Senior Unsecured
03/31/16	5.500%	$151,000	$30,200
CHINA —%
Home Inns & Hotels Management, Inc. Senior Unsecured (d)
12/15/15	2.000%	98,000	95,489
NQ Mobile, Inc. Senior Unsecured (d)
10/15/18	4.000%	155,000	100,750
Total			196,239
IRELAND —%
Corsicanto Ltd.
01/15/32	3.500%	123,000	85,537

Issuer	Coupon Rate		Principal Amount	Value

Convertible Bonds (g) (continued)
MARSHALL ISLANDS —%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%		$121,000	$114,950
MEXICO —%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%		140,000	178,150
NETHERLANDS —%
Volkswagen International Finance NV (d)
11/09/15	5.500%	EUR	100,000	160,187
UNITED STATES 1.7%
Air Lease Corp. Senior Unsecured
12/01/18	3.875%		109,000	140,338
AirTran Holdings, Inc. Senior Unsecured
11/01/16	5.250%		95,000	152,950
Akorn, Inc. Senior Unsecured
06/01/16	3.500%		49,000	116,559
American Realty Capital Properties, Inc. Senior Unsecured
08/01/18	3.000%		100,000	101,683
Ares Capital Corp. Senior Unsecured (d)
01/15/19	4.375%		190,000	190,294
BioMarin Pharmaceutical, Inc. Senior Subordinated Notes
10/15/20	1.500%		120,000	123,150
Bottomline Technologies de, Inc. Senior Unsecured
12/01/17	1.500%		90,000	110,477
Brookdale Senior Living, Inc. Senior Unsecured
06/15/18	2.750%		160,000	193,700
Ciena Corp. Senior Unsecured (d)
10/15/18	3.750%		133,000	188,808
Clean Energy Fuels Corp. Senior Unsecured (d)
10/01/18	5.250%		190,000	185,725
Cobalt International Energy, Inc. Senior Unsecured
12/01/19	2.625%		163,000	167,254

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (g) (continued)
UNITED STATES (CONTINUED)
Colony Financial, Inc. Senior Unsecured
04/15/23	5.000%	$72,000	$74,745
Concur Technologies, Inc. Senior Unsecured (d)
06/15/18	0.500%	153,000	180,788
Cornerstone OnDemand, Inc. Senior Unsecured (d)
07/01/18	1.500%	103,000	116,920
Covanta Holding Corp. Senior Unsecured
06/01/14	3.250%	100,000	113,188
Cubist Pharmaceuticals, Inc. Senior Unsecured (d)
09/01/20	1.875%	240,000	259,284
DFC Global Corp. Senior Unsecured
04/15/17	3.250%	167,000	156,698
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	315,000	207,112
EMC Corp. Senior Unsecured
12/01/13	1.750%	130,000	196,462
Endeavour International Corp.
07/15/16	5.500%	110,000	92,606
Equinix, Inc. Subordinated Notes
06/15/16	4.750%	71,000	141,601
FXCM, Inc. Senior Unsecured (d)
06/15/18	2.250%	102,000	111,702
Forest City Enterprises, Inc. Senior Unsecured (d)
08/15/20	3.625%	195,000	206,045
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	80,000	98,900
General Cable Corp. Subordinated Notes (e)
11/15/29	5.000%	75,000	87,000
Gilead Sciences, Inc. Senior Unsecured
05/01/16	1.625%	210,000	658,459
Greenbrier Companies, Inc. (The) Senior Unsecured
04/01/18	3.500%	142,000	154,514
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	122,000	134,658

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (g) (continued)
UNITED STATES (CONTINUED)
Hologic, Inc. Senior Unsecured (e)
12/15/37	2.000%	$160,000	$187,800
Horsehead Holding Corp. Senior Unsecured
07/01/17	3.800%	83,000	94,830
Iconix Brand Group, Inc. Senior Subordinated Notes (d)
03/15/18	1.500%	121,000	155,796
Insulet Corp. Senior Unsecured
06/15/16	3.750%	103,000	158,160
Intel Corp.
08/01/39	3.250%	227,000	296,944
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	201,000	178,388
Ixia Senior Notes
12/15/15	3.000%	84,000	93,870
James River Coal Co. (d)
06/01/18	10.000%	164,000	75,440
Jarden Corp. (d)
09/15/18	1.875%	213,000	281,586
KB Home
02/01/19	1.375%	150,000	148,313
Lennar Corp. (d)
11/15/21	3.250%	108,000	180,563
Liberty Interactive LLC Senior Unsecured (d)
03/30/43	0.750%	95,000	113,882
Liberty Media Corp. Senior Unsecured
10/15/23	1.375%	205,000	216,742
MGIC Investment Corp. Senior Unsecured
04/01/20	2.000%	123,000	168,510
MGM Resorts International
04/15/15	4.250%	171,000	209,475
MasTec, Inc.
12/15/14	4.250%	49,000	102,624
Mentor Graphics Corp.
04/01/31	4.000%	112,000	142,100
Meritage Homes Corp.
09/15/32	1.875%	166,000	182,704
Micron Technology, Inc. Senior Unsecured (d)
02/15/33	2.125%	200,000	347,896

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (g) (continued)
UNITED STATES (CONTINUED)
Molina Healthcare, Inc. Senior Notes (d)
01/15/20	1.125%	$121,000	$122,166
Molycorp, Inc. Senior Unsecured
09/01/17	6.000%	130,000	97,778
Mylan, Inc.
09/15/15	3.750%	54,000	155,115
Navistar International Corp. Senior Subordinated Notes (d)
10/15/18	4.500%	150,000	150,891
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	78,000	108,888
Novellus Systems, Inc.
05/15/41	2.625%	98,000	163,244
Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	172,000	167,915
ON Semiconductor Corp.
12/15/26	2.625%	163,000	175,938
Omnicare, Inc.
04/01/42	3.750%	136,000	190,973
Pacira Pharmaceuticals, Inc. Senior Unsecured (d)
02/01/19	3.250%	42,000	88,304
Powerwave Technologies, Inc. Subordinated Notes (i)
10/01/27	3.875%	100,000	500
Radian Group, Inc. Senior Unsecured
03/01/19	2.250%	101,000	151,626
Rambus, Inc. Senior Unsecured (d)
08/15/18	1.125%	98,000	99,768
Regeneron Pharmaceuticals, Inc. Senior Unsecured
10/01/16	1.875%	38,000	130,674
Royal Gold, Inc. Senior Unsecured
06/15/19	2.875%	121,000	115,084
SBA Communications Corp. Senior Unsecured
10/01/14	4.000%	52,000	149,760
SL Green Operating Partnership LP (d)
10/15/17	3.000%	154,000	195,484
Salesforce.com, Inc.
Senior Unsecured
01/15/15	0.750%	24,000	59,865

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (g) (continued)
UNITED STATES (CONTINUED)
Salesforce.com, Inc. (d) Senior Unsecured
04/01/18	0.250%	$296,000	$323,380
Salix Pharmaceuticals Ltd. Senior Notes
03/15/19	1.500%	162,000	212,119
SanDisk Corp. Senior Unsecured (d)
10/15/20	0.500%	270,000	275,062
ShengdaTech, Inc. Senior Notes (b)(c)(i)
12/15/15	6.500%	180,000	1,800
Shutterfly, Inc. Senior Unsecured (d)
05/15/18	0.250%	91,000	96,890
Spansion LLC (d)
09/01/20	2.000%	100,000	106,780
Starwood Property Trust, Inc. Senior Unsecured
01/15/19	4.000%	193,000	206,148
Stone Energy Corp.
03/01/17	1.750%	130,000	142,106
SunPower Corp. Senior Unsecured (d)
06/01/18	0.750%	124,000	158,972
Supernus Pharmaceuticals, Inc. Senior Secured (d)
05/01/19	7.500%	61,000	81,038
TRW Automotive, Inc.
12/01/15	3.500%	49,000	125,910
Take-Two Interactive Software, Inc. Senior Unsecured
07/01/18	1.000%	140,000	154,875
Teleflex, Inc. Senior Subordinated Notes
08/01/17	3.875%	100,000	155,375
Theravance, Inc. Subordinated Notes
01/15/23	2.125%	73,000	110,299
TiVo, Inc. Senior Unsecured (d)
03/15/16	4.000%	126,000	172,935
United Airlines, Inc. Senior Unsecured
01/15/15	4.500%	58,000	107,699
United States Steel Corp. Senior Unsecured
04/01/19	2.750%	184,000	226,320
Vantage Drilling Co. Senior Unsecured (d)
07/15/43	5.500%	92,000	98,946

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (g) (continued)
UNITED STATES (CONTINUED)
Vector Group Ltd. Senior Unsecured (e)
01/15/19	2.500%	$125,000	$146,875
WESCO International, Inc.
09/15/29	6.000%	33,000	100,155
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	72,000	92,869
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	175,000	181,891
Workday, Inc. Senior Unsecured (d)
07/15/20	1.500%	80,000	92,487
XPO Logistics, Inc. Senior Unsecured
10/01/17	4.500%	66,000	92,322
priceline.com, Inc. Senior Unsecured
03/15/15	1.250%	20,000	69,640
Total			13,854,109
Total Convertible Bonds (Cost: $12,912,335)			$14,619,372

Residential Mortgage-Backed Securities - Agency(j) 4.0%
Federal Home Loan Mortgage Corp. (e)(k)(l)
CMO IO STRIPS Series 281 Class S1
10/15/42	5.826%	$759,496	$170,785
CMO IO Series 2957 Class SW
04/15/35	5.826%	332,511	58,572
CMO IO Series 3122 Class IS
03/15/36	6.526%	713,848	100,909
CMO IO Series 3280 Class SI
02/15/37	6.266%	455,656	65,564
CMO IO Series 3761 Class KS
06/15/40	5.826%	420,628	56,115
CMO IO Series 4091 Class SH
08/15/42	6.376%	456,532	116,405
CMO IO Series 4093 Class SD
01/15/38	6.526%	229,697	53,126
CMO IO Series 4094 Class SY
08/15/42	5.906%	398,916	92,849
CMO IO Series 4102 Class YS
09/15/42	6.426%	232,647	60,948
Federal Home Loan Mortgage Corp. (h)(k)
11/01/43	4.000%	2,000,000	2,098,125
Federal Home Loan Mortgage Corp. (k)
07/01/42	3.500%	934,142	947,815
12/01/30	5.500%	280,105	304,895
12/01/39	4.500%	802,283	861,617

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (j) (continued)
Federal Home Loan Mortgage Corp. (k)(l)
CMO IO Series 3907 Class AI
05/15/40	5.000%	$592,477	$130,205
CMO IO Series 4120 Class AI
11/15/39	3.500%	235,769	42,302
CMO IO Series 4121 Class IA
01/15/41	3.500%	237,579	51,548
CMO IO Series 4139 Class CI
05/15/42	3.500%	95,951	18,070
Federal Home Loan Mortgage Corp. (k)(m)
07/01/39	4.500%	746,229	802,674
Federal National Mortgage Association (e)(k)(l)
CMO IO Series 2003-117 Class KS
08/25/33	6.930%	125,075	8,255
CMO IO Series 2006-5 Class N1
08/25/34	2.111%	410,302	22,855
CMO IO Series 2006-5 Class N2
02/25/35	2.159%	454,255	31,577
CMO IO Series 2007-54 Class DI
06/25/37	5.930%	758,902	131,319
CMO IO Series 2010-135 Class MS
12/25/40	5.780%	278,088	58,205
CMO IO Series 2012-108 Class S
10/25/42	5.830%	947,159	210,073
CMO IO Series 2012-80 Class AS
02/25/39	5.880%	455,399	86,495
CMO IO Series 2012-80 Class DS
06/25/39	6.480%	234,318	59,227
CMO IO Series 2012-87 Class NS
02/25/39	5.880%	464,768	90,774
CMO IO Series 2012-87 Class SQ
08/25/42	6.130%	206,140	50,968
CMO IO Series 2012-89 Class SD
04/25/39	5.880%	461,141	97,636
CMO IO Series 2013-13 Class SA
03/25/43	5.980%	237,858	55,537
Federal National Mortgage Association (h)(k)
11/01/43	3.000%	3,500,000	3,453,516
11/01/28-11/01/43	3.500%	3,500,000	3,604,805
11/01/43	4.000%	1,000,000	1,053,437
11/01/43	4.500%	2,000,000	2,140,938
11/01/43	5.000%	1,000,000	1,087,500
Federal National Mortgage Association (k)
03/01/29-06/01/31	5.500%	813,373	891,090
01/01/42-06/01/42	4.000%	1,701,941	1,799,134
08/01/32	6.500%	201,748	224,747
08/01/32	7.000%	36,379	41,515
08/01/42-11/01/42	3.500%	1,361,991	1,398,889
Federal National Mortgage Association (k)(l)
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	709,080	124,886
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	232,029	39,743

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (j) (continued)
Federal National Mortgage Association (k)(m)
10/01/27-04/01/41	5.500%	$1,698,417	$1,856,698
12/01/28-10/01/34	6.000%	610,652	681,272
08/01/32	6.500%	341,046	380,777
10/01/33-02/01/41	5.000%	1,445,631	1,582,115
06/01/27	3.000%	1,234,608	1,284,667
07/01/39-06/01/40	4.500%	1,676,632	1,801,440
Government National Mortgage Association (e)(k)(l)
CMO IO Series 2004-32 Class HS
05/16/34	6.425%	430,611	89,074
CMO IO Series 2012-75 Class SA
06/20/42	5.878%	221,857	57,729
Government National Mortgage Association (h)(k)
11/01/43	3.000%	1,000,000	996,719
11/01/43	4.000%	1,000,000	1,063,281
Government National Mortgage Association (k)(l)
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	234,048	33,448
CMO IO Series 2012-41 Class IP
08/20/41	4.000%	460,239	86,890
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	446,231	81,048
Government National Mortgage Association (k)(m)
01/15/39	5.000%	874,919	954,010
Total Residential Mortgage-Backed Securities - Agency (Cost: $33,669,562)			$33,744,813

Residential Mortgage-Backed Securities - Non-Agency 0.6%
BCAP LLC Trust (d)(e)(k)
07/26/37	2.291%	$207,733	$202,953
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	912,140	911,897
Series 2012-RR10 Class 2A1
09/26/36	2.624%	176,561	179,322
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (d)(k)
08/27/37	6.000%	218,336	228,844
Banc of America Funding Corp. CMO Series 2012-R5 Class A (d)(e)(k)
10/03/39	0.439%	147,368	143,701
Bayview Opportunity Master Fund Trust IIB LP (d)(e)(k)
Series 2012-4NPL Class A
07/28/32	3.475%	39,005	39,151
Series 2012-5NPL Class A
10/28/32	2.981%	132,117	132,820
Citigroup Mortgage Loan Trust, Inc. (d)(e)(k)
CMO Series 2010-7 Class 3A4
12/25/35	6.382%	175,000	176,885

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2012-7 Class 12A1
03/25/36	2.633%	$220,819	$225,441
CMO Series 2013-2 Class 1A1
11/25/37	5.934%	149,666	155,107
Citigroup Mortgage Loan Trust CMO Series 2013-7 Class 1A2 (d)(e)(k)
10/25/35	4.000%	96,693	94,504
Credit Suisse Mortgage Capital Certificates (d)(h)(k)
CMO Series 2013-SC1 Class 1A2
09/30/43	1.200%	500,000	492,500
Credit Suisse Mortgage Capital Certificates (d)(k)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	1,000,000	980,485
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	1,000,000	992,676
PennyMac Loan Trust Series 2012-NPL1 Class A (d)(e)(k)
05/28/52	3.422%	97,936	97,465
RBSSP Resecuritization Trust (d)(e)(k)
CMO Series 2010-9 Class 5A1
10/26/35	2.430%	117,516	119,881
CMO Series 2012-1 Class 5A2
12/27/35	5.302%	100,000	95,598
Residential Mortgage Asset Trust Series 2012-1A Class A1 (d)(e)(k)
08/26/52	2.734%	109,245	109,995
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $5,372,642)			$5,379,225

Commercial Mortgage-Backed Securities - Agency 0.1%
Federal National Mortgage Association (k)
04/01/23	2.504%	$719,568	$690,821
Total Commercial Mortgage-Backed Securities - Agency (Cost: $667,723)			$690,821

Commercial Mortgage-Backed Securities - Non-Agency 0.4%
General Electric Capital Assurance Co. Series 2003-1 Class A4 (d)(e)(k)
05/12/35	5.254%	$75,911	$79,046
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (k)
03/10/39	5.444%	2,000,000	2,215,472
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class ASB (e)(k)
12/15/44	5.190%	53,852	55,099

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Motel 6 Trust Series 2012-MTL6 Class A1 (d)(k)
10/05/25	1.500%	$106,188	$105,459
ORES NPL LLC (d)(k)
Series 2012-LV1 Class A
09/25/44	4.000%	14,881	14,883
Series 2013-LV2 Class A
09/25/25	3.081%	907,729	907,857
SMA 1 LLC Series 2012-LV1 Class A (d)(k)
08/20/25	3.500%	46,456	46,664
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $3,397,981)			$3,424,480

Asset-Backed Securities - Non-Agency 0.1%
American Credit Acceptance Receivables Trust (d)
Series 2012-2 Class A
07/15/16	1.890%	$88,243	$88,436
Series 2012-3 Class A
11/15/16	1.640%	164,136	164,137
Carlyle Global Market Strategies Series 2013-1A Class B (d)(e)
02/14/25	3.365%	100,000	99,385
Exeter Automobile Receivables Trust Series 2012-2A Class B (d)
12/15/17	2.220%	100,000	100,419
Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A (c)(d)(e)
07/06/38	2.674%	124,419	122,242
SpringCastle America Funding LLC Series 2013-1A Class A (d)
04/03/21	3.750%	81,733	81,770
Total Asset-Backed Securities - Non-Agency (Cost: $654,418)			$656,389

Inflation-Indexed Bonds 0.4%
UNITED STATES 0.2%
U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%	$125,000	$105,331
U.S. Treasury Inflation-Indexed Bond (m)
04/15/16	0.125%	750,000	816,213
01/15/15	1.625%	250,000	315,587
07/15/15	1.875%	500,000	633,040
01/15/14	2.000%	125,000	158,415
Total			2,028,586

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (continued)
URUGUAY 0.2%
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU	$33,202,197	$1,521,329
Total Inflation-Indexed Bonds (Cost: $3,577,573)				$3,549,915

U.S. Treasury Obligations 0.3%
U.S. Treasury (m)
11/15/18	9.000%		$650,000	$894,817
08/15/19	8.125%		250,000	341,640
08/15/19	3.625%		250,000	278,594
01/15/15	0.250%		750,000	750,703
08/15/20	2.625%		50,000	52,453
11/15/20	2.625%		50,000	52,285
08/15/41	3.750%		150,000	154,172
Total U.S. Treasury Obligations (Cost: $2,563,032)				$2,524,664

U.S. Government & Agency Obligations 0.7%
Federal Home Loan Mortgage Corp.			$2,882,000	$2,825,276
Federal National Mortgage Association
03/15/16	2.250%		610,000	635,122
11/15/16	1.375%		150,000	153,239
Federal National Mortgage Association (m)
10/15/15	4.375%		1,914,000	2,063,575
Private Export Funding Corp.			45,000	52,174
Total U.S. Government & Agency Obligations (Cost: $5,633,268)				$5,729,386

Foreign Government Obligations(g) 6.0%
ARGENTINA 0.1%
Argentina Boden Bonds
10/03/15	7.000%		$515,000	$487,448
Argentina Bonar Bonds
04/17/17	7.000%		425,000	369,750
Provincia de Buenos Aires Senior Unsecured (d)
01/26/21	10.875%		120,000	110,400
Total				967,598
AUSTRALIA 0.2%
Treasury Corp. of Victoria
11/15/18	5.500%	AUD	1,000,000	1,020,343
Local Government Guaranteed
06/15/20	6.000%	AUD	140,000	146,997
11/15/16	5.750%	AUD	100,000	101,409
Total				1,268,749

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (g) (continued)
BOLIVIA —%
Bolivian Government International Bond Senior Unsecured (d)
08/22/23	5.950%		$200,000	$201,253
BRAZIL 0.3%
Banco Nacional de Desenvolvimento Economico e Social (d)
Senior Unsecured
09/26/23	5.750%		300,000	313,284
06/10/19	6.500%		400,000	440,506
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	1,918,000	854,177
Centrais Eletricas Brasileiras SA Senior Unsecured (d)
10/27/21	5.750%		300,000	295,500
Petrobras International Finance Co.
01/20/20	5.750%		810,000	855,572
01/20/40	6.875%		100,000	100,092
Total				2,859,131
CANADA 0.2%
Canadian Government Bond
06/01/18	4.250%	CAD	1,160,000	1,239,136
06/01/20	3.500%	CAD	170,000	177,971
Total				1,417,107
COLOMBIA 0.3%
Colombia Government International Bond
Senior Unsecured
06/28/27	9.850%	COP	100,000,000	70,521
01/18/41	6.125%		300,000	336,740
09/18/37	7.375%		250,000	322,500
Empresa de Energia de Bogota SA Senior Unsecured (d)
11/10/21	6.125%		1,100,000	1,152,690
Empresas Publicas de Medellin ESP Senior Unsecured (d)
02/01/21	8.375%	COP	1,750,000,000	963,154
Total				2,845,605
DOMINICAN REPUBLIC 0.1%
Banco de Reservas de La Republica Dominicana Subordinated Notes (d)
02/01/23	7.000%		150,000	142,875
Dominican Republic International Bond (d)
07/05/19	15.000%	DOP	6,000,000	150,529
Senior Unsecured
04/20/27	8.625%		250,000	280,375
05/06/21	7.500%		500,000	555,564
Total				1,129,343

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (g) (continued)
EL SALVADOR —%
El Salvador Government International Bond Senior Unsecured (d)
06/15/35	7.650%		$200,000	$211,500
FRANCE 0.2%
France Government Bond OAT
04/25/29	5.500%	EUR	150,000	271,189
04/25/17	3.750%	EUR	310,000	466,486
10/25/21	3.250%	EUR	400,000	602,962
Total				1,340,637
GERMANY 0.5%
Bundesrepublik Deutschland
07/04/28	4.750%	EUR	510,000	909,190
01/04/19	3.750%	EUR	620,000	974,086
01/04/18	4.000%	EUR	1,600,000	2,493,935
Total				4,377,211
HUNGARY —%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%		300,000	325,636

INDONESIA 0.4%
Indonesia Government International Bond (d)
Senior Unsecured
01/17/38	7.750%		1,000,000	1,218,750
05/05/21	4.875%		150,000	155,475
Indonesia Treasury Bond
Senior Unsecured
11/15/20	11.000%	IDR	1,300,000,000	138,277
09/15/19	11.500%	IDR	8,000,000,000	851,630
06/15/15	9.500%	IDR	2,500,000,000	232,646
Majapahit Holding BV (d)
01/20/20	7.750%		200,000	230,067
PT Pertamina Persero (d)
Senior Unsecured
05/03/22	4.875%		250,000	240,625
05/03/42	6.000%		200,000	177,000
PT Perusahaan Listrik Negara Senior Unsecured (d)
11/22/21	5.500%		500,000	503,944
Total				3,748,414
JAPAN 0.2%
Japan Government 20-Year Bond
Senior Unsecured
09/20/26	2.200%	JPY	$35,000,000	$415,266
12/20/27	2.100%	JPY	30,000,000	350,528

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (g) (continued)
JAPAN (CONTINUED)
Japan Government 30-Year Bond Senior Unsecured
03/20/33	1.100%	JPY	$92,000,000	$875,981
Total				1,641,775
KAZAKHSTAN 0.1%
KazMunayGas National Co. JSC (d)
Senior Unsecured
04/09/21	6.375%		400,000	445,186
01/23/15	11.750%		400,000	447,000
05/05/20	7.000%		100,000	114,388
Total				1,006,574
LITHUANIA 0.1%
Lithuania Government International Bond Senior Unsecured (d)
02/01/22	6.625%		370,000	439,826
MEXICO 0.5%
Mexican Bonos
06/09/22	6.500%	MXN	4,800,000	382,230
06/16/16	6.250%	MXN	4,200,000	337,692
12/15/16	7.250%	MXN	1,000,000	82,818
06/11/20	8.000%	MXN	9,740,000	851,139
06/10/21	6.500%	MXN	5,350,000	429,489
12/13/18	8.500%	MXN	3,700,000	326,089
12/14/17	7.750%	MXN	1,100,000	93,295
06/03/27	7.500%	MXN	5,000,000	418,491
Pemex Project Funding Master Trust
06/15/35	6.625%		675,000	732,375
Petroleos Mexicanos
06/02/41	6.500%		200,000	213,000
Total				3,866,618
MOROCCO —%
Morocco Government International Bond Senior Unsecured (d)
12/11/22	4.250%		300,000	284,340
NORWAY 0.2%
Norway Government Bond
05/19/17	4.250%	NOK	5,850,000	1,059,332
05/24/23	2.000%	NOK	2,000,000	313,251
Total				1,372,583
PERU 0.2%
Corporacion Financiera de Desarrollo SA Senior Unsecured (d)
02/08/22	4.750%		200,000	202,377

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (g) (continued)
PERU (CONTINUED)
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (d)(f)
05/31/18	0.000%		$134,481	$124,657
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		200,000	257,800
03/14/37	6.550%		325,000	387,238
11/18/50	5.625%		100,000	105,100
Peruvian Government International Bond (d)
Senior Unsecured
08/12/31	6.950%	PEN	540,000	209,866
08/12/26	8.200%	PEN	250,000	111,617
Total				1,398,655
PHILIPPINES 0.1%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (d)
12/02/24	7.390%		300,000	375,112
POLAND 0.3%
Poland Government Bond
10/25/17	5.250%	PLN	2,200,000	764,427
10/25/19	5.500%	PLN	4,000,000	1,421,774
Poland Government International Bond Senior Unsecured
03/23/22	5.000%		600,000	656,250
Total				2,842,451
QATAR 0.1%
Qatar Government International Bond Senior Unsecured (d)
01/20/22	4.500%		500,000	540,000
REPUBLIC OF NAMIBIA 0.1%
Namibia International Bonds Senior Unsecured (d)
11/03/21	5.500%		500,000	526,250
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (e)
06/30/29	3.500%		93,109	80,074
ROMANIA 0.1%
Romanian Government International Bond Senior Unsecured (d)
02/07/22	6.750%		400,000	463,169

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (g) (continued)
RUSSIAN FEDERATION 0.6%
Gazprom OAO Via Gaz Capital SA (d)
Senior Unsecured
11/22/16	6.212%		$100,000	$109,890
08/16/37	7.288%		100,000	111,000
03/07/22	6.510%		1,100,000	1,207,250
04/11/18	8.146%		180,000	211,950
Rosneft International Finance Ltd. Senior Unsecured (d)
03/06/22	4.199%		400,000	375,000
Russian Agricultural Bank OJSC Via RSHB Capital SA (d)
Senior Unsecured
07/25/18	5.100%		400,000	409,141
12/27/17	5.298%		700,000	726,452
Russian Foreign Bond - Eurobond (d)
Senior Unsecured
03/10/18	7.850%	RUB	5,000,000	162,142
04/04/42	5.625%		200,000	209,000
Russian Foreign Bond - Eurobond (d)(e)
Senior Unsecured
03/31/30	7.500%		574,860	684,112
Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	11,000,000	346,765
Sberbank of Russia Via SB Capital SA Senior Unsecured (d)
02/07/22	6.125%		600,000	650,489
Vnesheconombank Via VEB Finance PLC Senior Unsecured (d)
11/22/25	6.800%		200,000	218,000
Total				5,421,191
SOUTH AFRICA —%
South Africa Government International Bond Senior Unsecured
03/08/41	6.250%		100,000	107,000
Transnet SOC Ltd. Senior Unsecured (d)
07/26/22	4.000%		200,000	178,182
Total				285,182
SOUTH KOREA —%
Export-Import Bank of Korea Senior Unsecured
04/11/22	5.000%		300,000	334,621
SWEDEN 0.1%
Sweden Government Bond
08/12/17	3.750%	SEK	4,800,000	803,204

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (g) (continued)
TRINIDAD AND TOBAGO 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (d)
08/14/19	9.750%		$350,000	$445,375
TURKEY 0.3%
Turkey Government International Bond
Senior Unsecured
06/05/20	7.000%		530,000	612,150
03/17/36	6.875%		410,000	453,050
03/30/21	5.625%		750,000	800,625
09/26/22	6.250%		950,000	1,047,375
Total				2,913,200
UNITED ARAB EMIRATES 0.1%
Abu Dhabi National Energy Co. Senior Unsecured (d)
12/13/21	5.875%		400,000	449,172
Dolphin Energy Ltd. Senior Secured (d)
12/15/21	5.500%		400,000	441,973
Total				891,145
UNITED KINGDOM 0.1%
United Kingdom Gilt
03/07/19	4.500%	GBP	550,000	1,012,263
09/07/21	3.750%	GBP	35,000	62,263
Total				1,074,526
URUGUAY —%
Uruguay Government International Bond Senior Unsecured
11/20/45	4.125%		300,000	247,500
VENEZUELA 0.4%
Petroleos de Venezuela SA
11/17/21	9.000%		259,496	212,787
04/12/17	5.250%		1,100,000	882,750
11/02/17	8.500%		627,000	562,733
Senior Unsecured
10/28/15	5.000%		250,000	216,875
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%		2,155,000	1,750,937
Total				3,626,082
Total Foreign Government Obligations (Cost: $50,497,363)				$51,571,637

	Shares	Value

Exchange-Traded Funds 0.1%
UNITED STATES 0.1%
iShares MSCI EAFE ETF	11,364	$748,660
Total Exchange-Traded Funds (Cost: $733,417)		$748,660

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
CANADA —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (e)(n)
12/28/20	6.250%	$43,000	$44,075
NETHERLANDS —%
Playa Resorts Holding Term Loan (e)(n)
08/09/19	4.750%	55,000	55,447
UNITED STATES 0.1%
Blue Coat Systems, Inc. 2nd Lien Term Loan (e)(n)
06/28/20	9.500%	174,000	175,305
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (e)(n)
09/16/19	7.500%	126,772	129,466
Digital Insight Corp. (e)(n)
1st Lien Term Loan
10/11/19	4.750%	32,000	31,986
2nd Lien Term Loan
10/11/20	8.750%	38,000	38,126
Exopack LLC Tranche B Term Loan (e)(n)
04/24/19	0.000%	102,000	103,212
Hilton Worldwide Financial LLC Tranche B-2 Term Loan (e)(n)
08/07/20	4.000%	144,000	144,795
Neiman Marcus Group, Inc. (The) Term Loan (e)(n)
05/16/18	5.000%	147,000	147,938
TWCC Holding Corp. 2nd Lien Term Loan (e)(n)
06/26/20	7.000%	20,000	20,488
Triple Point Group Holdings, Inc. (e)(n)
1st Lien Term Loan
07/10/20	5.250%	140,000	133,350
2nd Lien Term Loan
07/10/21	9.250%	134,000	125,066

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
U.S. Renal Care, Inc. (e)(n)
1st Lien Tranche B1 Term Loan
07/03/19	5.250%	$38,000	$38,475
2nd Lien Tranche B2 Term Loan
07/03/20	8.500%	48,000	48,660
Total			1,136,867
Total Senior Loans (Cost: $1,222,680)			$1,236,389

Issuer		Shares	Value

Warrants —%
UNITED STATES —%
Green Field Energy Services, Inc. (a)(b)(d)		175	$177
Total Warrants (Cost: $7,082)			$177

Fixed-Income Funds 1.1%
FLOATING RATE 1.1%
Columbia Floating Rate Fund, Class I Shares (o)		981,539	$9,039,977
Total Fixed-Income Funds (Cost: $8,849,072)			$9,039,977
ALTERNATIVE INVESTMENT FUNDS 6.0%
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares (o)		3,278,410	33,111,943
Columbia Commodity Strategy Fund, Class I Shares (a)(o)		2,148,611	17,876,440
Total Alternative Investment Funds (Cost: $53,634,781)			$50,988,383

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls —%
U.S. Treasury Bond Futures
	52	129.00	11/22/13	$4,875
Total Options Purchased Calls (Cost: $8,810)				$4,875

Options Purchased Puts —%
Put - OTC 2-Year Interest Rate Swap 1(p)
	8,000,000	2.10	11/28/14	$9,276
Put - OTC 3-Year Interest Rate Swap 2(p)
	8,000,000	2.25	11/02/15	108,889
U.S. Treasury Bond Futures
	500	126.00	11/22/13	101,562
Total Options Purchased Puts (Cost: $275,645)				$219,727

	Shares	Value

Money Market Funds 9.8%
Columbia Short-Term Cash Fund, 0.093% (o)(q)	83,549,963	$83,549,963
Total Money Market Funds (Cost: $83,549,963)		$83,549,963
Total Investments (Cost: $788,889,888) (r)		$859,257,214(s)
Other Assets & Liabilities, Net		(6,897,670)
Net Assets		$852,359,544

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	November 22, 2013	2,900,000 AUD	2,729,451 USD	—	(8,265)
Barclays Bank PLC	November 22, 2013	4,200,000 CAD	4,063,522 USD	37,201	—
Barclays Bank PLC	November 22, 2013	1,900,000 CAD	1,815,069 USD	—	(6,362)
Barclays Bank PLC	November 22, 2013	3,100,000 EUR	4,183,742 USD	—	(25,449)
Barclays Bank PLC	November 22, 2013	3,200,000 GBP	5,097,568 USD	—	(32,619)
Barclays Bank PLC	November 22, 2013	222,800,000 JPY	2,257,300 USD		(8,739)
Barclays Bank PLC	November 22, 2013	717,200,000 JPY	7,350,940 USD	56,492	—
Barclays Bank PLC	November 22, 2013	19,300,000 SEK	2,962,281 USD	—	(14,801)
Barclays Bank PLC	November 22, 2013	20,200,000 SEK	3,116,274 USD	364	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	November 22, 2013	11,100,000 SGD	8,880,071 USD	—	(55,774)
Barclays Bank PLC	November 22, 2013	570,702 USD	600,000 AUD	—	(4,278)
Barclays Bank PLC	November 22, 2013	961,187 USD	1,000,000 CAD	—	(2,539)
Barclays Bank PLC	November 22, 2013	2,966,325 USD	2,700,000 CHF	9,807	—
Barclays Bank PLC	November 22, 2013	675,965 USD	500,000 EUR	2,937	—
Barclays Bank PLC	November 22, 2013	2,885,634 USD	1,800,000 GBP	96	—
Barclays Bank PLC	November 22, 2013	135,104 USD	800,000 NOK	—	(808)
Barclays Bank PLC	November 22, 2013	3,594,094 USD	21,600,000 NOK	31,917	—
Barclays Bank PLC	November 22, 2013	834,480 USD	1,000,000 NZD	—	(9,494)
Barclays Bank PLC	November 22, 2013	3,429,085 USD	21,900,000 SEK	—	(50,945)
Barclays Bank PLC	November 22, 2013	3,592,944 USD	4,500,000 SGD	29,696	—
Citigroup Global Markets Inc.	November 22, 2013	4,400,000 EUR	5,941,936 USD	—	(32,399)
Citigroup Global Markets Inc.	November 22, 2013	900,000 GBP	1,460,733 USD	17,868	—
Citigroup Global Markets Inc.	November 22, 2013	2,110,000,000 JPY	21,374,015 USD	—	(86,225)
Citigroup Global Markets Inc.	November 22, 2013	17,000,000 NOK	2,823,256 USD	—	(30,549)
Citigroup Global Markets Inc.	November 22, 2013	22,900,000 NOK	3,870,660 USD	26,418	—
Citigroup Global Markets Inc.	November 22, 2013	800,000 NZD	658,641 USD	—	(1,348)
Citigroup Global Markets Inc.	November 22, 2013	2,800,000 NZD	2,337,930 USD	27,970	—
Citigroup Global Markets Inc.	November 22, 2013	61,500,000 SEK	9,631,045 USD	144,487	—
Citigroup Global Markets Inc.	November 22, 2013	3,600,000 SGD	2,880,816 USD	—	(17,296)
Citigroup Global Markets Inc.	November 22, 2013	2,427,569 USD	2,600,000 AUD	26,935	—
Citigroup Global Markets Inc.	November 22, 2013	582,756 USD	600,000 CAD	—	(7,568)
Citigroup Global Markets Inc.	November 22, 2013	7,364,013 USD	6,700,000 CHF	21,202	—
Citigroup Global Markets Inc.	November 22, 2013	2,739,229 USD	2,000,000 EUR	—	(23,621)
Citigroup Global Markets Inc.	November 22, 2013	160,371 USD	100,000 GBP	—	(53)
Citigroup Global Markets Inc.	November 22, 2013	2,608,512 USD	253,400,000 JPY	—	(31,249)
Citigroup Global Markets Inc.	November 22, 2013	541,373 USD	3,200,000 NOK	—	(4,186)
Citigroup Global Markets Inc.	November 22, 2013	972,369 USD	6,200,000 SEK	—	(16,001)
Citigroup Global Markets Inc.	November 22, 2013	2,320,854 USD	2,900,000 SGD	13,736	—
Credit Suisse	November 22, 2013	900,000 CHF	982,804 USD	—	(9,240)
Credit Suisse	November 22, 2013	18,100,000 NOK	3,059,695 USD	21,233	—
Credit Suisse	November 22, 2013	945,358 USD	700,000 EUR	5,105	—
Credit Suisse	November 22, 2013	4,041,753 USD	2,500,000 GBP	—	(33,794)
Credit Suisse	November 22, 2013	2,976,302 USD	293,900,000 JPY	12,876	—
Credit Suisse	November 22, 2013	1,010,218 USD	6,500,000 SEK	—	(7,574)
HSBC Securities (USA), Inc.	November 22, 2013	3,700,000 CAD	3,590,751 USD	43,754	—
HSBC Securities (USA), Inc.	November 22, 2013	10,100,000 CHF	11,095,914 USD	—	(37,022)
HSBC Securities (USA), Inc.	November 22, 2013	2,015,276 USD	2,100,000 AUD	—	(32,792)
HSBC Securities (USA), Inc.	November 22, 2013	1,130,148 USD	1,200,000 AUD	2,700	—
HSBC Securities (USA), Inc.	November 22, 2013	3,496,826 USD	3,600,000 CAD	—	(45,694)
HSBC Securities (USA), Inc.	November 22, 2013	1,233,646 USD	1,100,000 CHF	—	(21,148)
HSBC Securities (USA), Inc.	November 22, 2013	4,995,999 USD	3,700,000 EUR	27,874	—
HSBC Securities (USA), Inc.	November 22, 2013	5,294,289 USD	3,300,000 GBP	—	(3,784)
HSBC Securities (USA), Inc.	November 22, 2013	14,638,207 USD	1,445,200,000 JPY	60,532	—
HSBC Securities (USA), Inc.	November 22, 2013	337,981 USD	2,000,000 NOK	—	(2,239)
HSBC Securities (USA), Inc.	November 22, 2013	5,513,678 USD	6,600,000 NZD	—	(68,772)
HSBC Securities (USA), Inc.	November 22, 2013	12,576,745 USD	80,300,000 SEK	—	(190,231)
HSBC Securities (USA), Inc.	November 22, 2013	5,761,152 USD	7,200,000 SGD	35,072	—
Wells Fargo Bank	November 22, 2013	900,000 AUD	847,350 USD	—	(2,286)
Wells Fargo Bank	November 22, 2013	1,300,000 CAD	1,262,197 USD	15,955	—
Wells Fargo Bank	November 22, 2013	9,600,000 NOK	1,622,115 USD	10,555	—
Wells Fargo Bank	November 22, 2013	3,900,000 SGD	3,119,875 USD	—	(19,746)
Wells Fargo Bank	November 22, 2013	1,351,080 USD	1,000,000 EUR	6,723	—
Wells Fargo Bank	November 22, 2013	1,444,410 USD	900,000 GBP	—	(1,545)
Wells Fargo Bank	November 22, 2013	3,921,648 USD	387,400,000 JPY	18,493	—
Wells Fargo Bank	November 22, 2013	502,620 USD	600,000 NZD	—	(7,628)
Barclays Bank PLC	December 4, 2013	2,389,000 GBP	3,852,537 USD	22,876	—
Citigroup Global Markets Inc.	December 4, 2013	8,634,000 CHF	9,658,831 USD	140,901	—
Goldman, Sachs & Co.	December 4, 2013	4,201,000 EUR	5,791,583 USD	87,298	—
HSBC Securities (USA), Inc.	December 4, 2013	3,857,192 USD	4,032,000 CAD	6,876	—
J.P. Morgan Securities, Inc.	December 4, 2013	1,435,000 PLN	472,199 USD	7,224	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	December 4, 2013	9,642,745 USD	56,938,000 NOK	—	(88,700)
State Street Bank & Trust Company	December 4, 2013	235,000 EUR	321,048 USD	1,955	—
State Street Bank & Trust Company	December 4, 2013	5,777,864 USD	6,990,000 NZD	—	(15,938)
Citigroup Global Markets Inc.	December 6, 2013	2,019,473,000 COP	1,068,278 USD	4,222	—
BNP Paribas Securities Corp.	December 19, 2013	2,513,000 EUR	3,429,820 USD	17,528	—
BNP Paribas Securities Corp.	December 19, 2013	104,496,000 JPY	1,063,693 USD	663	—
BNP Paribas Securities Corp.	December 19, 2013	5,375,287,000 KRW	5,030,214 USD	5,234	—
BNP Paribas Securities Corp.	December 19, 2013	3,925,000 NOK	659,828 USD	1,660	—
BNP Paribas Securities Corp.	December 19, 2013	3,292,000 SGD	2,658,419 USD	8,195	—
BNP Paribas Securities Corp.	December 19, 2013	62,192,000 THB	1,991,100 USD	—	(1,117)
BNP Paribas Securities Corp.	December 19, 2013	6,268,950 USD	6,612,000 AUD	—	(39,084)
BNP Paribas Securities Corp.	December 19, 2013	1,318,778 USD	7,207,000 DKK	—	(6,294)
BNP Paribas Securities Corp.	December 19, 2013	13,293,654 USD	8,288,000 GBP	—	(9,432)
BNP Paribas Securities Corp.	December 19, 2013	531,534 USD	1,872,000 ILS	—	(1,094)
BNP Paribas Securities Corp.	December 19, 2013	401,928 USD	486,000 NZD	—	(1,803)
Total				1,012,630	(1,117,525)

Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, securities and cash totaling $13,645,890 and $11,748,464, respectively, were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR JUN 14	248	EUR	83,919,496	June 2014	52,848	—
3MO EURO SWISS FRANC JUN 14	260	CHF	71,637,185	June 2014	9,600	—
3MO EUROYEN (TFX) JUN 14	(412)	JPY	(104,524,100)	June 2014	—	(14,192)
90 DAY STERLING JUN 14	(381)	GBP	(75,896,080)	June 2014	—	(29,837)
AUST 10Y BOND FUT DEC13	81	AUD	8,708,029	December 2013	—	(12,167)
BANK ACCEPT FUTR JUN14	(233)	CAD	(55,152,160)	June 2014	—	(11,975)
CAC40 10 EURO FUT NOV13	31	EUR	1,807,565	November 2013	23,029	—
CAN 10YR BOND FUT Dec13	(49)	CAD	(6,172,877)	December 2013	377	—
DAX INDEX FUTURE DEC13	3	EUR	919,790	December 2013	4,918	—
EURO STOXX 50 DEC 13	450	EUR	18,690,097	December 2013	994,944	—
EURO$ 90 DAY JUN 14	(518)	USD	(129,085,600)	June 2014	—	(74,559)
EURO-BUND FUTURE DEC13	31	EUR	5,976,812	December 2013	78,394	—
EURO-BUND FUTURE DEC13	(108)	EUR	(20,822,443)	December 2013	—	(786,387)
FTSE 100 INDEX DEC 13	(12)	GBP	(1,290,768)	December 2013	—	(34,027)
FTSE 100 INDEX DEC 13	244	GBP	26,245,625	December 2013	641,263	—
FTSE/MIB IDX FUT DEC13	14	EUR	1,838,596	December 2013	78,866	—
HANG SENG IDX FUT Nov13	1	HKD	149,890	November 2013	2,899	—
IBEX 35 INDEX NOV 13	12	EUR	1,606,277	November 2013	8,406	—
JPN 10Y BOND(TSE) DEC13.	(6)	JPY	(8,852,029)	December 2013	—	(87,367)
LONG GILT FUTURE DEC13	(8)	GBP	(1,427,154)	December 2013	—	(29,549)
MSCI SING IX ETS Nov13	(48)	SGD	(2,859,443)	November 2013	—	(518)
OMXS30 IND FUTURE Nov13	35	SEK	692,838	November 2013	2,436	—
RUSSELL 2000 MINI DEC13	1	USD	109,780	December 2013	1,700	—
RUSSELL 2000 MINI DEC13	(243)	USD	(26,676,540)	December 2013	—	(1,123,255)
S&P 500 FUTURE Dec13	13	USD	5,690,750	December 2013	58,757	—
S&P/TSX 60 IX FUT DEC13	17	CAD	2,498,192	December 2013	3,497	—
S&P500 EMINI FUT DEC13	(833)	USD	(72,929,150)	December 2013	—	(2,518,083)
SPI 200 FUTURES DEC13	35	AUD	4,479,067	December 2013	75,948	—
TOPIX INDX FUTR Dec13	298	JPY	36,352,182	December 2013	—	(269,591)
US 10YR NOTE DEC 13	230	USD	29,292,658	December 2013	837,416	—
US 2YR NOTE (CBT) DEC13	(35)	USD	(7,714,766)	December 2013	—	(22,350)
US 5YR NOTE (CBT) DEC13	(26)	USD	(3,163,875)	December 2013	—	(34,415)
US 5YR NOTE (CBT) DEC13	279	USD	33,950,813	December 2013	760,195	—
US LONG BOND(CBT) DEC13	77	USD	10,380,562	December 2013	346,750	—
US ULTRA T-BOND DEC 13	20	USD	2,881,875	December 2013	58,715	—
Total					4,040,958	(5,048,272)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2013 was $91,978, representing less than 0.01% of net assets. Information concerning such security holdings at October 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
BGP Holdings PLC	02-04-09 thru 05-14-09	—
ShengdaTech, Inc.
Senior Notes	12-10-10	180,000
6.500% 12/15/15

Green Field Energy Services, Inc.	11-09-11 thru 12-14-11	7,081

Green Field Energy Services, Inc.	10-24-12	5,072
Secured
13.000% 11/15/16

Green Field Energy Services, Inc.	11-09-11 thru 12-14-11	169,545
Secured
13.000% 11/15/16

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2013, the value of these securities amounted to $1,489,856, which represents 0.17% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $58,680,628 or 6.88% of net assets.

(e)	Variable rate security.
(f)	Zero coupon bond.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Represents a security purchased on a when-issued or delayed delivery basis.
(i)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2013, the value of these securities amounted to $92,300, which represents 0.01% of net assets.

(j)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at October 31, 2013:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
11/01/43 5.500%	1,000,000	11/13/13	1,089,297	1,091,250

(k)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(l)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(m)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(n)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I shares	33,407,000	—	—	—	33,407,000	—	33,111,943
Columbia Commodity Strategy Fund, Class I shares	27,705,176	—	(6,441,000)	(1,036,395)	20,227,781	—	17,876,440
Columbia Floating Rate Fund, Class I shares	8,769,281	79,791	—	—	8,849,072	79,791	9,039,977
Columbia Short-Term Cash Fund	54,299,871	122,978,585	(93,728,493)	—	83,549,963	14,008	83,549,963
Total	124,181,328	123,058,376	(100,169,493)	(1,036,395)	146,033,816	93,799	143,578,323

(p)	Purchased swaption contracts outstanding at October 31, 2013:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.100	November 28, 2014	8,000,000	104,800	9,276
Put - OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	November 2, 2015	8,000,000	75,920	108,889
Total							180,720	118,165

(q)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(r)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $788,619,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$83,049,000
Unrealized Depreciation	(12,679,000)
Net Unrealized Appreciation	$70,370,000

(s)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated July 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	47,234,024	26,327,842	—	73,561,866
Consumer Staples	29,537,847	11,345,391	—	40,883,238
Energy	31,146,991	12,150,790	—	43,297,781
Financials	70,995,565	44,314,916	1	115,310,482
Health Care	47,488,461	8,960,851	—	56,449,312
Industrials	41,768,538	19,923,920	—	61,692,458
Information Technology	64,355,862	17,327,755	—	81,683,617
Materials	17,960,138	8,603,194	—	26,563,332
Telecommunication Services	993,048	8,654,805	—	9,647,853
Utilities	13,284,382	2,535,534	—	15,819,916
Preferred Stocks
Consumer Staples	—	3,426,336	—	3,426,336
Convertible Preferred Stocks
Consumer Discretionary	—	343,725	—	343,725
Consumer Staples	—	371,334	—	371,334
Energy	—	856,791	—	856,791
Financials	921,490	515,877	—	1,437,367
Health Care	99,690	152,677	—	252,367
Industrials	291,188	—	—	291,188
Telecommunication Services	—	205,701	—	205,701
Utilities	386,536	407,653	—	794,189
Exchange-Traded Funds	748,660	—	—	748,660
Warrants
Energy	—	177	—	177
Total Equity Securities	367,212,420	166,425,269	1	533,637,690
Bonds
Corporate Bonds & Notes	—	58,689,508	—	58,689,508
Convertible Bonds	—	14,617,572	1,800	14,619,372
Residential Mortgage-Backed Securities - Agency	—	33,744,813	—	33,744,813
Residential Mortgage-Backed Securities - Non-Agency	—	4,886,725	492,500	5,379,225
Commercial Mortgage-Backed Securities - Agency	—	690,821	—	690,821
Commercial Mortgage-Backed Securities - Non-Agency	—	3,424,480	—	3,424,480
Asset-Backed Securities - Non-Agency	—	534,147	122,242	656,389
Inflation-Indexed Bonds	—	3,549,915	—	3,549,915
U.S. Treasury Obligations	2,524,664	—	—	2,524,664
U.S. Government & Agency Obligations	—	5,729,386	—	5,729,386
Foreign Government Obligations	—	51,421,108	150,529	51,571,637
Total Bonds	2,524,664	177,288,475	767,071	180,580,210
Other
Senior Loans	—	1,236,389	—	1,236,389
Options Purchased Calls	4,875			4,875
Options Purchased Puts	101,562	118,165	—	219,727
Total Other	106,437	1,354,554	—	1,460,991

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Fixed-Income Funds	9,039,977	—	—	9,039,977
Alternative Investment Funds	50,988,383	—	—	50,988,383
Money Market Funds	83,549,963	—	—	83,549,963
Total Mutual Funds	143,578,323	—	—	143,578,323
Investments in Securities	513,421,844	345,068,298	767,072	859,257,214
Forward Sale Commitments Liability	—	(1,091,250)	—	(1,091,250)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,012,630	—	1,012,630
Futures Contracts	4,040,958	—	—	4,040,958
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,117,525)	—	(1,117,525)
Futures Contracts	(5,048,272)	—	—	(5,048,272)
Total	512,414,530	343,872,153	767,072	857,053,755

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts and forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Common Stocks ($)	Convertible Bonds ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non-Agency ($)	Foreign Government Obligations ($)	Total ($)
Balance as of July 31, 2013	1	1,800	121,571	139,241	—	262,613
Accrued discounts/premiums	—	—	—	—	(58)	(58)
Realized gain (loss)	—	—	—	460	—	460
Change in unrealized appreciation (depreciation)(a)	—	—	—	933	107	1,040
Sales	—	—	—	(18,392)	—	(18,392)
Purchases	—	—	492,500	—	150,480	642,980
Transfers out of Level 3	—	—	(121,571)	—	—	(121,571)
Balance as of October 31, 2013	1	1,800	492,500	122,242	150,529	767,072

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2013 was $1,040, which is comprised of Asset-Backed Securities - Non-Agency of $933 and Foreign Government Obligations of $107.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain foreign government obligations, residential mortgage and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain common stocks and convertible bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Portfolio of Investments

Columbia Income Opportunities Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 90.4%
Aerospace & Defense 2.5%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$13,089,000	$11,747,377
Bombardier, Inc. Senior Notes (a)
01/15/23	6.125%	8,395,000	8,667,837
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	6,248,000	6,724,410
03/15/21	7.125%	10,333,000	11,198,389
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	19,476,000	21,228,840
Oshkosh Corp.
03/01/17	8.250%	5,299,000	5,616,940
03/01/20	8.500%	9,029,000	9,977,045
TransDigm, Inc.
10/15/20	5.500%	7,335,000	7,390,013
Total			82,550,851
Automotive 2.7%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	5,336,000	5,616,140
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	8,799,000	9,953,869
Collins & Aikman Products Co. (a)(b)(c)(d)
08/15/12	12.875%	6,910,000	691
Delphi Corp.
02/15/23	5.000%	7,450,000	7,822,500
General Motors Co. Senior Unsecured (a)
10/02/23	4.875%	8,666,000	8,774,325
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	4,950,000	4,912,875
Lear Corp. Escrow Bond (b)(d)(e)
12/01/16	8.750%	1,595,000	—
Lear Corp.
03/15/20	8.125%	6,255,000	6,958,688
Schaeffler Finance BV (a)
Senior Secured
02/15/17	7.750%	3,160,000	3,586,600
02/15/19	8.500%	5,924,000	6,679,310
05/15/21	4.750%	3,615,000	3,605,963
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	10,876,000	11,592,387
Titan International, Inc. Senior Secured (a)
10/01/20	6.875%	4,401,000	4,533,030

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Visteon Corp.
04/15/19	6.750%	$14,443,000	$15,417,902
Total			89,454,280
Banking 2.2%
Ally Financial, Inc.
12/01/17	6.250%	7,875,000	8,721,563
03/15/20	8.000%	33,907,000	40,264,562
09/15/20	7.500%	9,393,000	10,989,810
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	9,534,000	10,749,585
Total			70,725,520
Brokerage 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	7,466,000	7,988,620
Neuberger Berman Group LLC/Finance Corp. Senior Unsecured (a)
03/15/20	5.625%	2,842,000	2,948,575
Total			10,937,195
Building Materials 1.5%
Allegion US Holding Co., Inc. (a)
10/01/21	5.750%	5,672,000	5,884,700
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	6,826,000	6,928,390
Building Materials Corp. of America (a)
Senior Notes
05/01/21	6.750%	9,848,000	10,709,700
Senior Secured
02/15/20	7.000%	2,055,000	2,209,125
Gibraltar Industries, Inc.
02/01/21	6.250%	2,001,000	2,071,035
HD Supply, Inc. Secured
04/15/20	11.000%	5,000,000	6,001,000
Interface, Inc.
12/01/18	7.625%	2,385,000	2,593,688
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	6,263,000	6,466,547
Nortek, Inc.
04/15/21	8.500%	2,748,000	3,012,495
USG Corp. (a)
11/01/21	5.875%	2,364,000	2,405,370
Total			48,282,050

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals 3.2%
Ashland, Inc.
08/15/22	4.750%	$4,645,000	$4,459,200
Celanese U.S. Holdings LLC
06/15/21	5.875%	5,293,000	5,663,510
11/15/22	4.625%	5,866,000	5,763,345
Chemtura Corp.
07/15/21	5.750%	1,685,000	1,706,063
Huntsman International LLC
11/15/20	4.875%	2,965,000	2,950,175
03/15/21	8.625%	2,297,000	2,578,382
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	5,150,000	5,871,000
Koppers, Inc.
12/01/19	7.875%	4,115,000	4,464,775
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	10,350,000	10,945,125
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	6,774,000	6,909,480
PQ Corp. Secured (a)
05/01/18	8.750%	25,597,000	27,692,754
Polypore International, Inc.
11/15/17	7.500%	8,200,000	8,671,500
Rockwood Specialties Group, Inc.
10/15/20	4.625%	4,039,000	4,150,072
SPCM SA Senior Unsecured (a)
01/15/22	6.000%	1,461,000	1,515,788
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (a)
05/01/21	7.375%	11,522,000	12,270,930
Total			105,612,099
Construction Machinery 2.9%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	3,741,000	4,021,575
CNH Capital LLC
04/15/18	3.625%	7,432,000	7,534,190
Case New Holland, Inc.
12/01/17	7.875%	27,433,000	32,473,814
Columbus McKinnon Corp.
02/01/19	7.875%	2,139,000	2,296,751
H&E Equipment Services, Inc.
09/01/22	7.000%	3,641,000	3,968,690

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery (continued)
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	$7,912,000	$8,446,060
United Rentals North America, Inc.
12/15/19	9.250%	12,468,000	13,995,330
05/15/20	7.375%	3,021,000	3,368,415
04/15/22	7.625%	9,120,000	10,214,400
Secured
07/15/18	5.750%	7,203,000	7,725,217
Total			94,044,442
Consumer Cyclical Services 1.6%
APX Group, Inc. Senior Secured
12/01/19	6.375%	30,101,000	29,988,121
Corrections Corp. of America
05/01/23	4.625%	9,488,000	9,084,760
Goodman Networks, Inc. (a)
Senior Secured
07/01/18	12.125%	4,263,000	4,513,451
07/01/18	13.125%	9,009,000	9,527,018
Total			53,113,350
Consumer Products 1.2%
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	2,326,000	2,500,450
Revlon Consumer Products Corp. (a)
02/15/21	5.750%	9,744,000	9,622,200
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	5,926,000	6,296,375
11/15/22	6.625%	2,013,000	2,148,878
Spectrum Brands, Inc.
03/15/20	6.750%	1,725,000	1,854,375
Springs Window Fashions LLC Senior Secured (a)
06/01/21	6.250%	10,079,000	10,129,395
Tempur Sealy International, Inc.
12/15/20	6.875%	7,131,000	7,612,342
Total			40,164,015
Diversified Manufacturing 0.7%
Actuant Corp.
06/15/22	5.625%	3,487,000	3,495,718
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	8,025,000	8,506,500
Apex Tool Group LLC (a)
02/01/21	7.000%	1,940,000	1,964,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	$9,602,000	$9,770,035
Total			23,736,503
Electric 1.1%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	6,955,000	7,876,538
Calpine Corp. (a)
Senior Secured
02/15/21	7.500%	8,649,000	9,362,542
01/15/22	6.000%	3,648,000	3,784,800
GenOn Energy, Inc. Senior Unsecured
10/15/20	9.875%	7,462,000	8,357,440
GenOn REMA LLC Pass-Through Certificates
07/02/17	9.237%	71,600	73,748
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	5,000,000	5,487,500
Total			34,942,568
Entertainment 1.2%
AMC Entertainment, Inc.
06/01/19	8.750%	8,396,000	9,036,195
Activision Blizzard, Inc. (a)
09/15/21	5.625%	19,560,000	20,244,600
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
03/15/21	5.250%	4,434,000	4,367,490
Speedway Motorsports, Inc.
02/01/19	6.750%	5,976,000	6,342,030
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (b)(d)
07/01/15	9.300%	73,745	73,745
Total			40,064,060
Environmental 0.1%
Clean Harbors, Inc.
08/01/20	5.250%	3,423,000	3,517,133
Food and Beverage 1.2%
ARAMARK Corp. (a)
03/15/20	5.750%	10,707,000	11,215,582
B&G Foods, Inc.
06/01/21	4.625%	10,261,000	10,017,301
Constellation Brands Inc.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
05/01/21	3.750%	$4,039,000	$3,872,391
05/01/23	4.250%	6,733,000	6,455,264
Cott Beverages, Inc.
09/01/18	8.125%	4,186,000	4,515,648
Pinnacle Foods Finance LLC/Corp. (a)
05/01/21	4.875%	5,036,000	4,809,380
Total			40,885,566
Gaming 3.5%
Caesars Entertainment Operating Co., Inc.
Senior Secured
02/15/20	8.500%	8,409,000	7,767,814
02/15/20	9.000%	9,526,000	8,930,625
MGM Resorts International
10/01/20	6.750%	5,423,000	5,911,070
12/15/21	6.625%	9,043,000	9,664,706
PNK Finance Corp. (a)
08/01/21	6.375%	11,870,000	12,463,500
Penn National Gaming, Inc. Senior Unsecured (a)
11/01/21	5.875%	4,117,000	4,127,293
Pinnacle Entertainment, Inc.
04/01/22	7.750%	293,000	320,469
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	5,108,000	5,516,640
Seminole Tribe of Florida, Inc. (a)
Senior Secured
10/01/17	7.750%	6,000,000	6,367,500
10/01/20	6.535%	9,815,000	10,551,125
Senior Unsecured
10/01/20	7.804%	3,580,000	3,832,318
Seneca Gaming Corp. (a)
12/01/18	8.250%	5,574,000	5,999,017
Studio City Finance Ltd. (a)
12/01/20	8.500%	20,001,000	22,201,110
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	7,772,000	7,441,690
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	5,481,000	4,974,008
Total			116,068,885
Gas Pipelines 5.6%
Access Midstream Partners LP/Finance Corp.
04/15/21	5.875%	4,494,000	4,819,815
05/15/23	4.875%	15,209,000	15,132,955
Crestwood Midstream Partners LP/Corp. (a)(f)
03/01/22	6.125%	3,521,000	3,600,223

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
El Paso LLC
Senior Secured
06/01/18	7.250%	$3,378,000	$3,830,220
09/15/20	6.500%	18,795,000	20,050,763
01/15/32	7.750%	21,647,000	22,468,720
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	22,462,000	23,922,030
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	4,842,000	5,265,675
02/15/23	5.500%	12,671,000	13,114,485
07/15/23	4.500%	13,867,000	13,450,990
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	5,453,000	5,643,855
07/15/21	6.500%	9,083,000	9,741,518
04/15/23	5.500%	3,168,000	3,160,080
Regency Energy Partners LP/Finance Corp. (a)
11/01/23	4.500%	6,105,000	5,647,125
Sabine Pass Liquefaction LLC (a)
Senior Secured
02/01/21	5.625%	7,202,000	7,274,020
04/15/23	5.625%	7,427,000	7,278,460
Sonat, Inc. Senior Secured
02/01/18	7.000%	675,000	727,500
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	12,990,000	13,184,850
Southern Star Central Corp. (a)
Senior Unsecured
03/01/16	6.750%	3,600,000	3,654,000
Total			181,967,284
Health Care 5.2%
Amsurg Corp.
11/30/20	5.625%	3,024,000	3,039,120
Biomet, Inc.
08/01/20	6.500%	12,192,000	12,954,000
10/01/20	6.500%	4,700,000	4,888,000
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	7,558,000	7,794,188
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	10,197,000	11,548,103
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	13,042,000	13,384,353
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	1,808,000	1,934,560
01/31/22	5.875%	5,572,000	5,906,320
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	746,000	837,385
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	13,964,000	14,662,200
HCA, Inc.
02/15/22	7.500%	10,000,000	11,237,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
05/01/23	5.875%	$5,530,000	$5,571,475
Senior Secured
02/15/20	6.500%	13,055,000	14,523,687
05/01/23	4.750%	5,463,000	5,264,966
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK (a)
09/01/18	7.375%	973,000	1,011,920
Hologic, Inc.
08/01/20	6.250%	1,346,000	1,430,125
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	4,191,000	4,358,640
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	7,066,000	7,878,590
STHI Holding Corp. Secured (a)
03/15/18	8.000%	2,184,000	2,353,260
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	16,105,000	16,024,475
04/01/21	4.500%	3,272,000	3,173,840
Tenet Healthcare Corp. (a)
Senior Secured
10/01/20	6.000%	2,851,000	3,022,060
Senior Unsecured
04/01/22	8.125%	15,243,000	16,729,192
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	409,000	429,450
Total			169,957,409
Home Construction 1.0%
Ashton Woods U.S.A. LLC/Finance Co. (a)
02/15/21	6.875%	815,000	806,850
Brookfield Residential Properties, Inc. /U.S. Corp. (a)
07/01/22	6.125%	2,972,000	2,949,710
KB Home
09/15/17	9.100%	1,020,000	1,188,300
03/15/20	8.000%	753,000	828,300
09/15/22	7.500%	2,228,000	2,339,400
Meritage Homes Corp.
03/01/18	4.500%	5,044,000	5,006,170
04/01/22	7.000%	1,690,000	1,791,400
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	3,593,000	3,979,248
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	4,091,000	4,520,555
04/15/20	7.750%	1,323,000	1,461,915
04/15/21	5.250%	3,405,000	3,319,875

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured (a)
12/15/21	6.750%	$3,404,000	$3,369,960
Total			31,561,683
Independent Energy 12.5%
Antero Resources Finance Corp. (a)(f)
11/01/21	5.375%	4,699,000	4,775,359
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	5,312,000	5,816,640
Chesapeake Energy Corp.
08/15/20	6.625%	18,556,000	20,921,890
02/15/21	6.125%	19,295,000	21,079,787
03/15/23	5.750%	7,122,000	7,549,320
Cimarex Energy Co.
05/01/22	5.875%	7,654,000	8,151,510
Comstock Resources, Inc.
06/15/20	9.500%	10,291,000	11,423,010
Concho Resources, Inc.
01/15/21	7.000%	6,799,000	7,580,885
01/15/22	6.500%	970,000	1,059,725
10/01/22	5.500%	6,032,000	6,288,360
04/01/23	5.500%	14,067,000	14,594,512
Continental Resources, Inc.
10/01/20	7.375%	1,563,000	1,740,791
04/01/21	7.125%	4,004,000	4,484,480
09/15/22	5.000%	31,156,000	32,441,185
04/15/23	4.500%	15,032,000	15,163,530
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	2,363,000	2,658,375
Senior Secured
05/01/19	6.875%	7,134,000	7,669,050
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	6,633,000	7,661,115
Kodiak Oil & Gas Corp.
12/01/19	8.125%	10,119,000	11,232,090
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	13,559,000	13,897,975
02/01/22	5.500%	15,511,000	15,821,220
Laredo Petroleum, Inc.
02/15/19	9.500%	11,671,000	13,042,342
05/01/22	7.375%	19,247,000	20,834,877
MEG Energy Corp. (a)
01/30/23	6.375%	9,234,000	9,291,713
03/31/24	7.000%	6,522,000	6,668,745
Oasis Petroleum, Inc.
02/01/19	7.250%	7,209,000	7,749,675
11/01/21	6.500%	10,737,000	11,622,803
01/15/23	6.875%	13,244,000	14,369,740
Oasis Petroleum, Inc. (a)
03/15/22	6.875%	6,064,000	6,549,120
Plains Exploration & Production Co.
11/15/20	6.500%	16,530,000	18,211,547
02/15/23	6.875%	4,859,000	5,381,343

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	$20,593,000	$22,034,510
10/01/22	5.375%	10,958,000	10,711,445
05/01/23	5.250%	9,134,000	8,791,475
Range Resources Corp.
06/01/21	5.750%	7,170,000	7,636,050
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	2,842,000	3,083,570
01/01/23	6.500%	2,889,000	3,091,230
SM Energy Co. (a)
Senior Unsecured
01/15/24	5.000%	8,363,000	8,174,833
Whiting Petroleum Corp.
10/01/18	6.500%	340,000	362,100
Whiting Petroleum Corp. (a)
03/15/21	5.750%	8,654,000	9,108,335
Total			408,726,262
Lodging 0.8%
Choice Hotels International, Inc.
07/01/22	5.750%	2,686,000	2,827,015
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	8,459,000	8,691,623
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	12,252,000	13,034,391
Total			24,553,029
Media Cable 3.1%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	8,410,000	9,208,950
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	13,729,000	14,998,932
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	16,645,000	16,665,806
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	6,760,000	7,013,500
DISH DBS Corp.
09/01/19	7.875%	8,675,000	10,084,687
06/01/21	6.750%	14,466,000	15,659,445
07/15/22	5.875%	14,663,000	15,011,246
Quebecor Media, Inc.
Senior Unsecured
01/15/23	5.750%	4,527,000	4,379,873
Quebecor Media, Inc. (a)(b)(d)
01/15/49	9.750%	1,885,000	75,777
Videotron Ltd.
07/15/22	5.000%	2,947,000	2,895,428

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Virgin Media Secured Finance PLC Senior Secured (a)
04/15/21	5.375%	$6,091,000	$6,151,910
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	196,000	205,800
Total			102,351,354
Media Non-Cable 6.4%
AMC Networks, Inc.
07/15/21	7.750%	17,616,000	19,818,000
12/15/22	4.750%	9,413,000	9,107,078
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	8,464,000	8,802,560
11/15/22	6.500%	24,721,000	25,957,050
DigitalGlobe, Inc. (a)
02/01/21	5.250%	3,101,000	3,000,218
Gannett Co., Inc. (a)
10/15/19	5.125%	5,259,000	5,416,770
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	9,388,000	10,068,630
Intelsat Jackson Holdings SA
04/01/19	7.250%	5,390,000	5,807,725
10/15/20	7.250%	9,200,000	9,982,000
Intelsat Jackson Holdings SA (a)
08/01/23	5.500%	11,710,000	11,300,150
Lamar Media Corp.
05/01/23	5.000%	10,009,000	9,533,572
MDC Partners, Inc. (a)
04/01/20	6.750%	10,470,000	10,888,800
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	3,540,000	3,911,700
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	9,346,000	9,626,380
Nielsen Finance LLC/Co.
10/01/20	4.500%	16,799,000	16,463,020
Starz LLC/Finance Corp.
09/15/19	5.000%	2,864,000	2,892,640
Univision Communications, Inc. (a)
Senior Secured
11/01/20	7.875%	12,209,000	13,582,512
09/15/22	6.750%	10,189,000	11,106,010
05/15/23	5.125%	21,541,000	21,325,590
Ziff Davis Media, Inc. (b)(c)(d)
12/15/11	13.500%	753,352	19,662
Total			208,610,067
Metals 3.2%
Alpha Natural Resources, Inc.
04/15/18	9.750%	5,404,000	5,566,120

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
06/01/19	6.000%	$554,000	$475,055
06/01/21	6.250%	553,000	468,668
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	3,499,000	3,669,576
02/25/22	6.750%	9,729,000	10,581,938
Arch Coal, Inc.
06/15/19	9.875%	8,390,000	7,131,500
06/15/21	7.250%	2,648,000	2,019,100
CONSOL Energy, Inc.
03/01/21	6.375%	455,000	476,613
Calcipar SA Senior Secured (a)
05/01/18	6.875%	8,836,000	9,277,800
Compass Minerals International, Inc.
06/01/19	8.000%	1,300,000	1,381,250
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	18,674,000	20,704,797
FQM Akubra, Inc. (a)
06/01/20	8.750%	13,329,000	14,728,545
06/01/21	7.500%	6,523,000	6,914,380
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	10,016,000	9,953,400
Peabody Energy Corp.
11/15/18	6.000%	11,025,000	11,631,375
Total			104,980,117
Non-Captive Consumer 0.7%
Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	10,650,000	10,889,625
Springleaf Finance Corp.
Senior Unsecured
12/15/17	6.900%	2,956,000	3,199,870
Springleaf Finance Corp. (a)
Senior Unsecured
10/01/21	7.750%	3,579,000	3,847,425
10/01/23	8.250%	3,579,000	3,892,163
Total			21,829,083
Non-Captive Diversified 3.3%
AerCap Aviation Solutions BV
05/30/17	6.375%	6,254,000	6,754,320
Air Lease Corp.
03/01/20	4.750%	8,752,000	8,861,400
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	9,926,000	10,732,488
05/15/20	5.375%	6,714,000	7,192,373
08/01/23	5.000%	3,250,000	3,258,125
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	7,375,000	8,370,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
Senior Unsecured
02/15/19	5.500%	$16,130,000	$17,420,400
International Lease Finance Corp.
Senior Unsecured
04/01/19	5.875%	7,771,000	8,362,793
12/15/20	8.250%	19,622,000	23,178,487
04/15/21	4.625%	7,880,000	7,653,497
01/15/22	8.625%	4,638,000	5,611,980
Total			107,396,488
Oil Field Services 1.5%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	24,462,000	26,174,340
Oil States International, Inc.
06/01/19	6.500%	5,980,000	6,368,700
Oil States International, Inc. (a)
01/15/23	5.125%	5,283,000	5,877,338
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	11,271,000	11,355,532
Total			49,775,910
Other Financial Institutions 0.1%
FTI Consulting, Inc.
11/15/22	6.000%	2,378,000	2,425,560
Other Industry 0.4%
Interline Brands, Inc.
11/15/18	7.500%	8,644,000	9,151,835
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	4,088,000	4,139,100
Total			13,290,935
Packaging 1.2%
Plastipak Holdings, Inc. Senior Unsecured (a)
10/01/21	6.500%	10,915,000	11,351,600
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	4,418,000	4,561,585
Reynolds Group Issuer, Inc./LLC
Senior Secured
08/15/19	7.875%	9,929,000	10,971,545
02/15/21	6.875%	5,000,000	5,425,000
Sealed Air Corp. (a)
12/01/20	6.500%	2,199,000	2,388,664
09/15/21	8.375%	2,581,000	2,955,245
Total			37,653,639

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Paper 0.1%
Graphic Packaging International, Inc.
04/15/21	4.750%	$3,944,000	$3,889,770
Pharmaceuticals 1.3%
Capsugel SA Senior Unsecured PIK (a)(f)
05/15/19	7.000%	2,866,000	2,866,000
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	1,987,000	2,230,407
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	15,875,000	16,906,875
Senior Unsecured
08/15/18	6.750%	7,389,000	8,090,955
07/15/21	7.500%	10,556,000	11,717,160
Total			41,811,397
Property & Casualty —%
Lumbermens Mutual Casualty Co. (a)(c)
12/01/37	8.300%	180,000	90
12/01/97	8.450%	4,600,000	2,300
Subordinated Notes
07/01/26	9.150%	9,865,000	4,933
Total			7,323
REITs 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	6,803,000	6,854,023
Retailers 0.9%
AutoNation, Inc.
02/01/20	5.500%	423,000	450,495
Claire’s Stores, Inc. Senior Secured (a)
03/15/20	6.125%	5,458,000	5,498,935
L Brands, Inc.
05/01/20	7.000%	2,000,000	2,265,000
04/01/21	6.625%	3,530,000	3,883,000
02/15/22	5.625%	9,318,000	9,597,540
Rite Aid Corp. Senior Secured
08/15/20	8.000%	7,033,000	7,885,751
Total			29,580,721
Technology 5.2%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	8,453,000	8,717,156
04/01/20	6.375%	4,734,000	4,970,700
Anixter, Inc.
05/01/19	5.625%	1,739,000	1,825,950
Audatex North America, Inc. (a)(f)
06/15/21	6.000%	3,421,000	3,532,183

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
11/01/23	6.125%	$3,420,000	$3,471,300
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	5,399,000	5,817,422
CDW LLC/Finance Corp.
04/01/19	8.500%	3,892,000	4,310,390
Senior Secured
12/15/18	8.000%	11,663,000	12,770,985
Cardtronics, Inc.
09/01/18	8.250%	4,169,000	4,523,365
DuPont Fabros Technology LP Senior Unsecured (a)
09/15/21	5.875%	3,532,000	3,620,300
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	3,467,000	3,480,001
07/15/21	7.000%	2,535,000	2,769,488
04/01/23	5.375%	12,540,000	12,445,950
First Data Corp. (a)
Secured
01/15/21	8.250%	20,086,000	21,391,590
Senior Secured
06/15/19	7.375%	8,846,000	9,509,450
08/15/20	8.875%	4,800,000	5,352,000
Freescale Semiconductor, Inc. Senior Secured (a)(f)
01/15/22	6.000%	12,014,000	12,149,157
Interactive Data Corp.
08/01/18	10.250%	9,650,000	10,663,250
NCR Corp.
07/15/22	5.000%	4,000,000	3,940,000
NXP BV/Funding LLC (a)
06/01/18	3.750%	11,934,000	11,963,835
Nuance Communications, Inc. (a)
08/15/20	5.375%	17,834,000	17,700,245
VeriSign, Inc.
05/01/23	4.625%	5,812,000	5,659,435
Total			170,584,152
Textile —%
Quiksilver Inc./QS Wholesale Inc. Senior Secured (a)
08/01/18	7.875%	1,137,000	1,216,590
Transportation Services 0.9%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	6,171,000	7,220,070
Hertz Corp. (The)
10/15/20	5.875%	4,650,000	4,894,125
01/15/21	7.375%	2,800,000	3,108,000
10/15/22	6.250%	5,915,000	6,195,963

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services (continued)
LBC Tank Terminals Holding Netherlands BV (a)
05/15/23	6.875%	$8,373,000	$8,770,717
Total			30,188,875
Wireless 6.5%
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	18,763,000	18,575,370
MetroPCS Wireless, Inc. (a)
04/01/23	6.625%	5,905,000	6,170,725
NII International Telecom SCA (a)
08/15/19	7.875%	3,361,000	2,924,070
08/15/19	11.375%	33,802,000	32,111,900
SBA Communications Corp. Senior Unsecured
10/01/19	5.625%	2,044,000	2,100,210
SBA Telecommunications, Inc.
07/15/20	5.750%	14,275,000	14,846,000
Softbank Corp. (a)
04/15/20	4.500%	6,330,000	6,266,700
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	5,713,000	6,127,192
11/15/22	6.000%	9,541,000	9,397,885
Sprint Communications, Inc. (a)
11/15/18	9.000%	23,916,000	28,998,150
03/01/20	7.000%	11,261,000	12,499,710
Sprint Corp. (a)
09/15/21	7.250%	13,972,000	15,054,830
09/15/23	7.875%	13,897,000	15,078,245
T-Mobile USA, Inc.
04/28/20	6.542%	2,804,000	2,972,240
04/28/21	6.633%	6,512,000	6,886,440
04/28/22	6.731%	7,737,000	8,172,206
04/28/23	6.836%	1,635,000	1,729,013
Wind Acquisition Finance SA (a)
Senior Secured
02/15/18	7.250%	7,509,000	7,884,450
04/30/20	6.500%	15,962,000	16,440,860
Total			214,236,196
Wirelines 4.4%
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	5,959,000	6,055,834
06/15/21	6.450%	32,592,000	33,895,680
EarthLink, Inc. Senior Secured
06/01/20	7.375%	6,251,000	6,204,117
Frontier Communications Corp.
Senior Unsecured
10/01/18	8.125%	7,000,000	8,067,500
07/01/21	9.250%	13,663,000	16,105,261
04/15/22	8.750%	2,346,000	2,680,305

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Level 3 Financing, Inc.
04/01/19	9.375%	$15,814,000	$17,672,145
07/01/19	8.125%	2,904,000	3,201,660
06/01/20	7.000%	5,681,000	6,064,467
07/15/20	8.625%	8,850,000	10,022,625
Level 3 Financing, Inc. (a)(f)
01/15/21	6.125%	4,739,000	4,821,933
Qwest Communications International, Inc.
04/01/18	7.125%	600,000	622,500
Windstream Corp.
10/15/20	7.750%	9,094,000	9,753,315
06/01/22	7.500%	8,195,000	8,584,262
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	5,870,000	6,427,650
tw telecom holdings, Inc. Senior Unsecured (a)
09/01/23	6.375%	4,721,000	4,898,038
Total			145,077,292
Total Corporate Bonds & Notes (Cost: $2,861,098,568)			$2,962,623,676

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated Notes (b)(c)(d)
06/12/15	4.750%	3,896,788	390
Total Convertible Bonds (Cost: $—)			$390

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.9%
Chemicals 0.2%
PQ Corp. Term Loan (g)(h)
08/07/17	4.500%	$6,335,448	$6,380,303
Construction Machinery 0.4%
CPM Acquisition Corp. (g)(h)
1st Lien Term Loan
08/29/17	6.250%	7,747,740	7,767,110
2nd Lien Term Loan
03/01/18	10.250%	5,020,000	5,032,550
Total			12,799,660

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services 0.3%
New Breed, Inc. Term Loan (g)(h)
10/01/19	6.000%	$9,089,315	$9,080,771
Consumer Products 0.2%
Serta Simmons Holdings LLC Term Loan (g)(h)
10/01/19	5.000%	5,085,520	5,112,676
Electric —%
BHM Technologies LLC Term Loan (b)(c)(d)(g)(h)
11/26/13	8.500%	1,237,123	3,340
Food and Beverage 0.1%
New HB Acquisition LLC Tranche B Term Loan (g)(h)
04/09/20	6.750%	4,721,000	4,842,944
Health Care 0.5%
U.S. Renal Care, Inc. (g)(h)
1st Lien Tranche B1 Term Loan
07/03/19	5.250%	2,122,000	2,148,525
2nd Lien Tranche B2 Term Loan
07/03/20	8.500%	2,669,000	2,705,699
United Surgical Partners International, Inc. Tranche B Term Loan (g)(h)
04/03/19	4.750%	11,631,223	11,666,117
Total			16,520,341
Lodging 0.4%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (g)(h)
12/28/20	6.250%	2,112,000	2,164,800
Hilton Worldwide Financial LLC Tranche B-2 Term Loan (f)(g)(h)
08/07/20	4.000%	7,974,000	8,018,017
Playa Resorts Holding Term Loan (g)(h)
08/09/19	4.750%	3,031,000	3,055,642
Total			13,238,459
Media Cable —%
TWCC Holding Corp. 2nd Lien Term Loan (g)(h)
06/26/20	7.000%	988,000	1,012,088

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable 0.2%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (g)(h)
09/16/19	7.500%	$4,886,028	$4,989,856
Oil Field Services 0.1%
Offshore Group Investment Ltd. 2nd Lien Term Loan (g)(h)
03/28/19	5.750%	2,402,925	2,417,198
Packaging 0.2%
Exopack LLC Tranche B Term Loan (f)(g)(h)
04/24/19	0.000%	5,717,000	5,784,918
Property & Casualty 0.6%
Alliant Holdings I, Inc. Term Loan (g)(h)
12/20/19	5.000%	3,446,953	3,457,293
Lonestar Intermediate Super Holdings LLC Term Loan (g)(h)
09/02/19	11.000%	15,855,000	16,423,085
Total			19,880,378
Retailers 0.6%
Neiman Marcus Group, Inc. (The) Term Loan (f)(g)(h)
05/16/18	5.000%	14,272,000	14,363,055
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (g)(h)
08/21/20	5.750%	5,972,000	6,108,520
Total			20,471,575
Technology 1.0%
Ancestry.com, Inc. Tranche B1 Term Loan (g)(h)
12/28/18	5.250%	8,696,627	8,735,414
Digital Insight Corp. 1st Lien Term Loan (f)(g)(h)
10/11/19	4.750%	4,070,000	4,068,291
Freescale Semiconductor, Inc. Tranche B4 Term Loan (g)(h)
02/28/20	5.000%	8,068,122	8,137,185
Triple Point Group Holdings, Inc. 1st Lien Term Loan (g)(h)
07/10/20	5.250%	14,069,000	13,400,722
Total			34,341,612

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines 0.1%
Integra Telecom Holdings, Inc. Tranche B Term Loan (g)(h)
02/22/19	5.250%	$3,007,885	$3,040,460
Total Senior Loans (Cost: $160,507,320)			$159,916,579

Issuer	Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Lear Corp.	1,083	$83,812
Media —%
Haights Cross Communications, Inc. (b)(d)(e)	275,078	—
Loral Space & Communications, Inc.	101	7,209
Ziff Davis Holdings, Inc. (b)(d)(i)	6,107	61
Total		7,270
TOTAL CONSUMER DISCRETIONARY		91,082
FINANCIALS —%
Diversified Financial Services —%
Adelphia Recovery Trust (b)(d)(i)	1,410,902	14,109
TOTAL FINANCIALS		14,109
INDUSTRIALS —%
Airlines —%
Delta Air Lines, Inc.	1,342	35,402
Building Products —%
BHM Technologies LLC (b)(d)	115,119	1,151
TOTAL INDUSTRIALS		36,553
MATERIALS —%
Metals & Mining —%
Neenah Enterprises, Inc. (b)(d)(i)	162,528	731,377
TOTAL MATERIALS		731,377

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES —%
Independent Power Producers & Energy Traders —%
Calpine Corp. Escrow (b)(d)(e)	23,187,000	$—
Total Common Stocks (Cost: $4,795,252)		$873,121

Preferred Stocks —%
INDUSTRIALS —%
Industrial Conglomerates —%
BHM Technologies LLC (b)(d)(i)	1,378	$14
Total Preferred Stocks (Cost: $74)		$14

Warrants —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Lear Corp. (i)	121	$18,761

Issuer	Shares	Value

Warrants (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media —%
ION Media Networks, Inc. (b)(d)(i)	444	$4
TOTAL CONSUMER DISCRETIONARY		18,765
Total Warrants (Cost: $1,137,893)		$18,765

	Shares	Value

Money Market Funds 4.8%
Columbia Short-Term Cash Fund, 0.093% (j)(k)	157,006,528	$157,006,528
Total Money Market Funds (Cost: $157,006,528)		$157,006,528
Total Investments (Cost: $3,184,545,635) (l)		$3,280,439,073(m)
Other Assets & Liabilities, Net		(3,924,280)
Net Assets		$3,276,514,793

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, cash totaling $1,966,175 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 10-year	(1,333)	USD	(169,770,054)	December 2013	—	(3,564,472)

Notes to Portfolio of Investments

(a)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $1,150,922,839 or 35.13% of net assets.

(b)                                     Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2013 was $920,321, representing 0.03% of net assets.  Information concerning such security holdings at October 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Adelphia Recovery Trust
Common Stock	05-17-02 - 06-07-02	278,750
At Home Corp.
Subordinated Notes
06/12/15 4.750%	07-26-05	—
BHM Technologies LLC
Common Stock	07-21-06	6,216
BHM Technologies LLC
Preferred Stock	07-21-06	74
BHM Technologies LLC
Term Loan
11/26/13 8.500%	07-21-06 - 03-31-10	2,899,551
Calpine Corp. Escrow
Common Stock	09-29-11	—

Security Description	Acquisition Dates	Cost ($)
Collins & Aikman Products Co.
08/15/12 12.875%	08-12-04 - 04-12-05	5,854,200
Haights Cross Communications, Inc.
Common Stock	01-15-04 - 02-03-06	3,131,160
ION Media Networks, Inc.
Warrant	12-19-05 - 03-12-11	1,137,893
Lear Corp. Escrow Bond
12/01/16 8.750%	11-20-06 - 07-24-08	—
Neenah Enterprises, Inc.
Common Stock	08-02-10	1,376,616
Quebecor Media, Inc.
01/15/49 9.750%	01-17-07	21,018
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	11-27-00 - 04-20-01	68,721
Ziff Davis Holdings, Inc.
Common Stock	07-01-08	61
Ziff Davis Media, Inc.
12/15/11 13.500%	07-01-08 - 04-15-11	551,540

(c)                                     Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2013, the value of these securities amounted to $31,406, which represents less than 0.01% of net assets.

(d)                                     Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2013, the value of these securities amounted to $920,321, which represents 0.03% of net assets.

(e)                                     Negligible market value.

(f)                                       Represents a security purchased on a when-issued or delayed delivery basis.

(g)                                     Variable rate security.

(h)                                     Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)                                        Non-income producing.

(j)                                        The rate shown is the seven-day current annualized yield at October 31, 2013.

(k)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	146,606,104	277,475,341	(267,074,917)	157,006,528	27,923	157,006,528

(l)                                        At October 31, 2013, the cost of securities for federal income tax purposes was approximately $3,184,546,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$131,072,000
Unrealized Depreciation	(35,179,000)
Net Unrealized Appreciation	$95,893,000

(m)                                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK          Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Automotive	—	89,453,589	691	89,454,280
Electric	—	34,868,820	73,748	34,942,568
Entertainment	—	39,990,315	73,745	40,064,060
Media Cable	—	102,275,577	75,777	102,351,354
Media Non-Cable	—	208,590,405	19,662	208,610,067
All other industries	—	2,487,201,347		2,487,201,347
Convertible Bonds
Wirelines	—	—	390	390
Total Bonds	—	2,962,380,053	244,013	2,962,624,066
Equity Securities
Common Stocks
Consumer Discretionary	91,021	—	61	91,082
Financials	—	—	14,109	14,109
Industrials	35,402	—	1,151	36,553
Materials	—	—	731,377	731,377
Preferred Stocks
Industrials	—	—	14	14
Warrants
Consumer Discretionary	18,761	—	4	18,765
Total Equity Securities	145,184	—	746,716	891,900
Other
Senior Loans
Construction Machinery	—	7,767,110	5,032,550	12,799,660
Electric	—	3,340	3,340
All other industries	—	147,113,579		147,113,579
Total Other	—	154,880,689	5,035,890	159,916,579
Mutual Funds
Money Market Funds	157,006,528	—	—	157,006,528
Total Mutual Funds	157,006,528	—	—	157,006,528
Investments in Securities	157,151,712	3,117,260,742	6,026,619	3,280,439,073
Derivatives
Liabilities
Futures Contracts	(3,564,472)	—	—	(3,564,472)
Total	153,587,240	3,117,260,742	6,026,619	3,276,874,601

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Convertible Bonds ($)	Common Stocks ($)	Preferred Stocks ($)	Warrants ($)	Senior Loans ($)	Total ($)
Balance as of July 31, 2013	243,981	390	746,698	14	4	21,525,090	22,516,177
Accrued discounts/premiums	732	—	—	—	—	—	732
Realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)(a)	(1,090)	—	—	—	—	—	(1,090)
Sales	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	(16,489,200)	(16,489,200)
Balance as of October 31, 2013	243,623	390	746,698	14	4	5,035,890	6,026,619

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2013 was $(1,090).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain senior loans as well as common and preferred stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Certain corporate bonds and senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Inflation Protected Securities Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 14.2%
Aerospace & Defense 0.5%
L-3 Communications Corp.
10/15/19	5.200%	$250,000	$272,753
02/15/21	4.950%	1,250,000	1,328,867
Total			1,601,620
Banking 0.6%
Bank of America Corp. Senior Unsecured
07/01/20	5.625%	250,000	286,825
Goldman Sachs Group, Inc. (The) Senior Unsecured
02/15/19	7.500%	500,000	612,526
Morgan Stanley
Senior Unsecured
05/13/19	7.300%	250,000	305,314
Morgan Stanley (a)
Senior Unsecured
02/25/16	1.512%	500,000	505,246
Total			1,709,911
Electric 0.5%
FirstEnergy Corp. Senior Unsecured
11/15/31	7.375%	1,500,000	1,581,378
Gas Pipelines 0.1%
Energy Transfer Partners LP Senior Unsecured
02/01/23	3.600%	250,000	238,539
Independent Energy 0.4%
Hess Corp.
Senior Unsecured
08/15/31	7.300%	500,000	616,400
03/15/33	7.125%	500,000	609,849
Total			1,226,249
Integrated Energy 0.6%
Murphy Oil Corp. Senior Unsecured
12/01/22	3.700%	1,750,000	1,653,699
Life Insurance 0.6%
Genworth Holdings, Inc.
08/15/23	4.900%	500,000	520,732
06/15/34	6.500%	1,250,000	1,375,689
Total			1,896,421
Media Cable 1.2%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	500,000	479,408
03/15/42	5.150%	1,500,000	1,346,574

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Time Warner Cable, Inc.
02/15/21	4.125%	$750,000	$714,584
05/01/37	6.550%	250,000	233,954
11/15/40	5.875%	750,000	642,896
Total			3,417,416
Metals 3.1%
Alcoa, Inc.
Senior Unsecured
07/15/18	6.750%	250,000	278,678
02/23/19	5.720%	500,000	531,568
04/15/21	5.400%	1,000,000	1,023,748
02/23/22	5.870%	500,000	514,049
01/15/28	6.750%	250,000	257,031
Anglo American Capital PLC (b)
09/27/22	4.125%	1,500,000	1,423,861
ArcelorMittal Senior Unsecured
06/01/18	6.125%	750,000	813,750
Freeport-McMoRan Copper & Gold, Inc.
03/15/20	3.100%	1,250,000	1,206,195
03/15/23	3.875%	500,000	473,265
03/15/43	5.450%	500,000	467,670
Vale Overseas Ltd.
01/11/22	4.375%	1,000,000	978,518
Vale SA Senior Unsecured
09/11/42	5.625%	1,000,000	902,567
Total			8,870,900
Oil Field Services 0.8%
Weatherford International Ltd.
03/15/18	6.000%	500,000	563,901
04/15/22	4.500%	1,500,000	1,517,121
04/15/42	5.950%	250,000	248,421
Total			2,329,443
Property & Casualty 0.8%
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	1,500,000	1,585,851
06/15/23	4.250%	755,000	755,368
Total			2,341,219
REITs 0.2%
Duke Realty LP
10/15/22	3.875%	500,000	484,591
Supermarkets 0.4%
Safeway, Inc.
Senior Unsecured
12/01/21	4.750%	250,000	248,448
02/01/31	7.250%	1,000,000	986,674
Total			1,235,122

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 1.1%
Hewlett-Packard Co.
Senior Unsecured
12/01/20	3.750%	$500,000	$496,207
12/09/21	4.650%	1,250,000	1,265,660
Xerox Corp.
Senior Unsecured
12/15/19	5.625%	250,000	279,852
05/15/21	4.500%	750,000	778,939
12/15/39	6.750%	250,000	274,686
Total			3,095,344
Wireless 0.2%
Rogers Communications, Inc.
10/01/43	5.450%	500,000	514,500
Wirelines 3.1%
AT&T, Inc. Senior Unsecured
09/01/40	5.350%	250,000	243,513
BellSouth Corp.
Senior Unsecured
10/15/31	6.875%	500,000	568,114
11/15/34	6.000%	508,000	528,670
CenturyLink, Inc. Senior Unsecured
04/01/17	6.000%	750,000	821,250
Indiana Bell Telephone Co., Inc.
08/15/26	7.300%	500,000	587,662
Telecom Italia Capital SA
10/01/15	5.250%	500,000	525,065
06/04/18	6.999%	500,000	547,693
06/18/19	7.175%	500,000	554,967
06/04/38	7.721%	750,000	762,796
Telefonica Emisiones SAU
04/27/15	3.729%	500,000	516,993
04/27/18	3.192%	710,000	720,407
07/15/19	5.877%	1,000,000	1,122,197
Verizon New England, Inc.
11/15/29	7.875%	500,000	600,503
Verizon New York, Inc.
04/01/32	7.375%	800,000	929,740
Total			9,029,570
Total Corporate Bonds & Notes (Cost: $41,531,280)			$41,225,922

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 0.7%
Federal National Mortgage Association (c)(d)
11/01/28	2.500%	$2,000,000	$2,020,938
Total Residential Mortgage-Backed Securities - Agency (Cost: $2,007,295)			$2,020,938

Residential Mortgage-Backed Securities - Non-Agency 0.9%
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (c)
04/25/33	5.500%	$428,054	$434,731
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A5 (a)(b)(c)
04/26/37	4.500%	1,561,443	1,562,679
Morgan Stanley Re-Remic Trust CMO Series 2010-R9 Class 3A (b)(c)
11/26/36	3.250%	510,542	509,580
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4 (a)(b)(c)
06/27/32	4.000%	99,380	99,501
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $2,557,089)			$2,606,491

Commercial Mortgage-Backed Securities - Non-Agency 1.7%
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4 (a)(c)
08/10/45	5.799%	$1,250,000	$1,386,304
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A2 (c)
03/10/39	5.381%	149,671	153,232
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB19 Class A4 (a)(c)
02/12/49	5.706%	1,000,000	1,120,709
Morgan Stanley Capital I, Inc. Series 2007-IQ15 Class A4 (a)(c)
06/11/49	5.910%	1,000,000	1,126,360
Morgan Stanley Re-Remic Trust Series 2010-GG10 Class A4A (a)(b)(c)
08/15/45	5.799%	1,000,000	1,103,818
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $4,896,542)			$4,890,423

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency 1.1%
Carlyle Global Market Strategies Series 2013-2A Class A1 (a)(b)
04/18/25	1.396%		$1,170,000	$1,155,455
ING Investment Management CLO V Ltd. Series 2007-5A Class A1A (a)(b)
05/01/22	0.472%		1,000,000	977,380
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (a)(b)
04/20/25	1.892%		1,000,000	989,939
Total Asset-Backed Securities - Non-Agency (Cost: $3,144,581)				$3,122,774

Inflation-Indexed Bonds(e) 80.4%
Brazil 1.1%
Brazil Notas do Tesouro Nacional Series B
08/15/18	6.000%	BRL	696,848	3,216,421
TURKEY 2.4%
Turkey Government Bond
05/21/14	9.000%	TRY	3,432,788	1,812,417
02/11/15	4.500%	TRY	9,447,782	4,969,237
Total				6,781,654
UNITED STATES 76.9%
U.S. Treasury Inflation-Indexed Bond
01/15/14	2.000%		316,435	316,831
04/15/14	1.250%		6,906,938	6,944,173
01/15/15	1.625%		3,062,100	3,155,877
04/15/15	0.500%		10,522,297	10,736,026
07/15/15	1.875%		8,717,328	9,179,076
01/15/16	2.000%		8,543,110	9,126,442
04/15/16	0.125%		8,741,370	8,978,340
07/15/16	2.500%		2,895,200	3,193,542
01/15/17	2.375%		10,437,570	11,581,622
01/15/21	1.125%		9,889,545	10,685,344
01/15/22	0.125%		4,649,940	4,612,159
01/15/23	0.125%		14,185,360	13,863,976
07/15/23	0.375%		4,271,165	4,269,495

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (e) (continued)
UNITED STATES (CONTINUED)
01/15/25	2.375%		$3,412,063	$4,084,078
01/15/26	2.000%		883,770	1,022,342
01/15/28	1.750%		21,211,220	23,837,763
04/15/28	3.625%		6,507,045	9,015,309
01/15/29	2.500%		26,416,010	32,605,202
04/15/29	3.875%		18,850,377	27,101,829
02/15/40	2.125%		3,246,210	3,872,375
02/15/42	0.750%		20,183,085	17,437,862
02/15/43	0.625%		8,138,000	6,741,186
Total				222,360,849
Total Inflation-Indexed Bonds (Cost: $236,811,076)				$232,358,924

Foreign Government Obligations(e) 1.0%
MEXICO 0.5%
Mexican Bonos
06/16/16	6.250%	MXN	12,500,000	$1,005,036
Petroleos Mexicanos
01/30/23	3.500%		500,000	463,750
Total				1,468,786
TURKEY 0.5%
Turkey (Republic Of) (f)
04/09/14	0.000%	TRY	3,000,000	1,458,325
Total Foreign Government Obligations (Cost: $3,124,621)				$2,927,111
			Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.093% (g)(h)			855,417	$855,417
Total Money Market Funds (Cost: $855,417)				$855,417
Total Investments
(Cost: $294,927,901) (i)				$290,008,000(j)
Other Assets & Liabilities, Net				(943,870)
Net Assets				$289,064,130

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	November 8, 2013	3,626,000 (BRL)	1,565,086 (USD)	39,039	—
UBS Securities	November 21, 2013	8,000,000 (TRY)	4,049,546 (USD)	54,140	—
Total				93,179	—

Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, cash totaling $730,825 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Euro-Bund, 10-year	(130)	EUR	(25,064,052)	December 2013	—	(794,943)
U.S. Treasury Note, 5-year	(435)	USD	(52,934,063)	December 2013	—	(482,267)
U.S. Treasury Note, 10-year	(9)	USD	(1,146,234)	December 2013	1,844	—
Total					1,844	(1,277,210)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $10,163,432 or 3.52% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	230,170	20,939,875	(20,314,628)	855,417	196	855,417

(i)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $294,928,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,105,000
Unrealized Depreciation	(8,025,000)
Net Unrealized Depreciation	$(4,920,000)

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	41,225,922	—	41,225,922
Residential Mortgage-Backed Securities - Agency	—	2,020,938	—	2,020,938
Residential Mortgage-Backed Securities - Non-Agency	—	2,606,491	—	2,606,491
Commercial Mortgage-Backed Securities - Non-Agency	—	4,890,423	—	4,890,423
Asset-Backed Securities - Non-Agency	—	3,122,774	—	3,122,774
Inflation-Indexed Bonds	—	232,358,924	—	232,358,924
Foreign Government Obligations	—	2,927,111	—	2,927,111
Total Bonds	—	289,152,583	—	289,152,583

Mutual Funds
Money Market Funds	855,417	—	—	855,417
Total Mutual Funds	855,417	—	—	855,417
Investments in Securities	855,417	289,152,583	—	290,008,000
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	93,179	—	93,179
Futures Contracts	1,844	—	—	1,844
Liabilities
Futures Contracts	(1,277,210)	—	—	(1,277,210)
Total	(419,949)	289,245,762	—	288,825,813

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Core Quantitative Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 11.8%
Auto Components 0.1%
Delphi Automotive PLC	45,949	$2,628,283
Diversified Consumer Services 0.4%
H&R Block, Inc.	524,300	14,911,092
Hotels, Restaurants & Leisure 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	274,000	20,171,880
Household Durables 0.7%
Whirlpool Corp.	183,200	26,749,032
Media 4.4%
Comcast Corp., Class A	1,880,900	89,493,222
DIRECTV (a)	418,325	26,141,129
Discovery Communications, Inc., Class A (a)	556,900	49,519,548
Total		165,153,899
Multiline Retail 0.2%
Macy’s, Inc.	192,400	8,871,564
Specialty Retail 4.4%
Best Buy Co., Inc.	423,086	18,108,081
Gap, Inc. (The)	664,000	24,561,360
Home Depot, Inc. (The)	1,148,100	89,425,509
Lowe’s Companies, Inc.	537,900	26,776,662
TJX Companies, Inc.	113,300	6,887,507
Total		165,759,119
Textiles, Apparel & Luxury Goods 1.1%
Nike, Inc., Class B	289,900	21,962,824
Ralph Lauren Corp.	30,800	5,101,712
VF Corp.	73,100	15,716,500
Total		42,781,036
TOTAL CONSUMER DISCRETIONARY		447,025,905
CONSUMER STAPLES 10.5%
Beverages 0.3%
Coca-Cola Enterprises, Inc.	249,952	10,430,497
Food & Staples Retailing 4.5%
CVS Caremark Corp.	275,700	17,165,082
Kroger Co. (The)	1,854,300	79,438,212

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	970,900	$74,516,575
Total		171,119,869
Food Products 1.7%
Archer-Daniels-Midland Co.	271,800	11,116,620
Campbell Soup Co.	84,064	3,578,604
Tyson Foods, Inc., Class A	1,774,700	49,105,949
Total		63,801,173
Household Products 0.3%
Kimberly-Clark Corp.	109,700	11,847,600
Tobacco 3.7%
Altria Group, Inc.	479,900	17,866,677
Lorillard, Inc.	1,375,100	70,143,851
Philip Morris International, Inc.	575,000	51,244,000
Total		139,254,528
TOTAL CONSUMER STAPLES		396,453,667
ENERGY 10.1%
Energy Equipment & Services 1.0%
Diamond Offshore Drilling, Inc.	408,100	25,273,633
National Oilwell Varco, Inc.	116,900	9,489,942
Schlumberger Ltd.	40,100	3,758,172
Total		38,521,747
Oil, Gas & Consumable Fuels 9.1%
Anadarko Petroleum Corp.	131,900	12,568,751
Apache Corp.	148,700	13,204,560
Chevron Corp.	555,500	66,637,780
ConocoPhillips	1,192,500	87,410,250
Exxon Mobil Corp.	388,300	34,799,446
Murphy Oil Corp.	167,600	10,109,632
Phillips 66	800,000	51,544,000
Valero Energy Corp.	1,669,000	68,712,730
Total		344,987,149
TOTAL ENERGY		383,508,896
FINANCIALS 15.4%
Capital Markets 3.5%
BlackRock, Inc.	156,300	47,016,603
Goldman Sachs Group, Inc. (The)	379,132	60,987,174
State Street Corp.	333,000	23,333,310
Total		131,337,087

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks 0.9%
Comerica, Inc.	143,098	$6,196,143
Fifth Third Bancorp	1,078,600	20,525,758
KeyCorp	583,400	7,310,002
Total		34,031,903
Consumer Finance 1.1%
SLM Corp.	1,598,000	40,541,260
Diversified Financial Services 4.9%
Berkshire Hathaway, Inc., Class B (a)	160,200	18,435,816
Citigroup, Inc.	1,413,400	68,945,652
JPMorgan Chase & Co.	1,917,500	98,827,950
Total		186,209,418
Insurance 3.4%
ACE Ltd.	101,354	9,673,226
Aon PLC	148,700	11,760,683
MetLife, Inc.	650,600	30,779,886
Prudential Financial, Inc.	951,200	77,418,168
Total		129,631,963
Real Estate Investment Trusts (REITs) 1.6%
Public Storage	343,400	57,337,498
Simon Property Group, Inc.	21,900	3,384,645
Total		60,722,143
TOTAL FINANCIALS		582,473,774
HEALTH CARE 13.3%
Biotechnology 2.6%
Amgen, Inc.	155,600	18,049,600
Celgene Corp. (a)	155,700	23,119,893
Gilead Sciences, Inc. (a)	617,100	43,807,929
Pharmacyclics, Inc. (a)	29,100	3,452,424
Vertex Pharmaceuticals, Inc. (a)	141,600	10,101,744
Total		98,531,590
Health Care Equipment & Supplies 3.3%
Becton Dickinson and Co.	396,480	41,681,943
Medtronic, Inc.	1,002,900	57,566,460
St. Jude Medical, Inc.	414,700	23,799,633
Total		123,048,036
Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	972,700	63,546,491
McKesson Corp.	128,200	20,042,788
WellPoint, Inc.	132,449	11,231,675
Total		94,820,954

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 4.9%
Eli Lilly & Co.	1,265,600	$63,052,192
Johnson & Johnson	98,700	9,140,607
Pfizer, Inc.	3,750,600	115,068,408
Total		187,261,207
TOTAL HEALTH CARE		503,661,787
INDUSTRIALS 10.9%
Aerospace & Defense 4.7%
Boeing Co. (The)	667,800	87,147,900
Northrop Grumman Corp.	167,800	18,040,178
Raytheon Co.	869,200	71,596,004
Total		176,784,082
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	480,000	47,155,200
Airlines 0.8%
Southwest Airlines Co.	1,742,400	30,004,128
Electrical Equipment 3.1%
Emerson Electric Co.	796,500	53,341,605
Rockwell Automation, Inc.	428,647	47,326,915
Roper Industries, Inc.	135,406	17,170,835
Total		117,839,355
Machinery —%
Parker Hannifin Corp.	13,049	1,523,079
Professional Services 0.6%
Dun & Bradstreet Corp. (The)	216,400	23,542,156
Road & Rail 0.5%
Union Pacific Corp.	112,500	17,032,500
TOTAL INDUSTRIALS		413,880,500
INFORMATION TECHNOLOGY 18.0%
Communications Equipment 2.6%
Cisco Systems, Inc.	3,908,300	87,936,750
QUALCOMM, Inc.	138,300	9,607,701
Total		97,544,451
Computers & Peripherals 4.2%
Apple, Inc.	301,200	157,331,820

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 1.9%
Google, Inc., Class A (a)	52,300	$53,899,334
VeriSign, Inc. (a)	321,000	17,423,880
Total		71,323,214
IT Services 2.4%
Mastercard, Inc., Class A	127,900	91,717,090
Semiconductors & Semiconductor Equipment 1.4%
Analog Devices, Inc.	280,684	13,837,721
Broadcom Corp., Class A	301,000	8,042,720
Intel Corp.	203,400	4,969,062
KLA-Tencor Corp.	202,888	13,309,453
NVIDIA Corp.	980,900	14,890,062
Total		55,049,018
Software 5.5%
CA, Inc.	96,400	3,061,664
Microsoft Corp. (b)	3,181,500	112,466,025
Oracle Corp.	2,682,000	89,847,000
VMware, Inc., Class A (a)	47,400	3,852,672
Total		209,227,361
TOTAL INFORMATION TECHNOLOGY		682,192,954
MATERIALS 3.4%
Chemicals 3.1%
CF Industries Holdings, Inc.	239,000	51,528,400
Eastman Chemical Co.	255,164	20,104,371
LyondellBasell Industries NV, Class A	395,900	29,534,140
PPG Industries, Inc.	77,600	14,168,208
Total		115,335,119
Paper & Forest Products 0.3%
International Paper Co.	266,300	11,879,643
TOTAL MATERIALS		127,214,762

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
Verizon Communications, Inc.	1,836,600	$92,766,666
TOTAL TELECOMMUNICATION SERVICES		92,766,666
UTILITIES 3.4%
Electric Utilities 0.5%
American Electric Power Co., Inc.	377,000	17,658,680
Independent Power Producers & Energy Traders 1.0%
AES Corp. (The)	2,699,000	38,028,910
Multi-Utilities 1.9%
Ameren Corp.	201,500	7,290,270
Public Service Enterprise Group, Inc.	1,927,000	64,554,500
Total		71,844,770
TOTAL UTILITIES		127,532,360
Total Common Stocks (Cost: $3,003,560,497)		$3,756,711,271

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.093% (c)(d)	29,935,002	$29,935,002
Total Money Market Funds (Cost: $29,935,002)		$29,935,002
Total Investments
(Cost: $3,033,495,499) (e)		$3,786,646,273(f)
Other Assets & Liabilities, Net		(914,453)
Net Assets		$3,785,731,820

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, securities totaling $8,178,555 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	74	USD	32,393,500	December 2013	77,536	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,819,613	170,973,561	(153,858,172)	29,935,002	6,025	29,935,002

(e)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $3,033,495,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$765,801,000
Unrealized Depreciation	(12,650,000)
Net Unrealized Appreciation	$753,151,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	447,025,905	—	—	447,025,905
Consumer Staples	396,453,667	—	—	396,453,667
Energy	383,508,896	—	—	383,508,896
Financials	582,473,774	—	—	582,473,774
Health Care	503,661,787	—	—	503,661,787
Industrials	413,880,500	—	—	413,880,500
Information Technology	682,192,954	—	—	682,192,954
Materials	127,214,762	—	—	127,214,762
Telecommunication Services	92,766,666	—	—	92,766,666
Utilities	127,532,360	—	—	127,532,360
Total Equity Securities	3,756,711,271	—	—	3,756,711,271
Mutual Funds
Money Market Funds	29,935,002	—	—	29,935,002
Total Mutual Funds	29,935,002	—	—	29,935,002
Investments in Securities	3,786,646,273	—	—	3,786,646,273
Derivatives
Assets
Futures Contracts	77,536	—	—	77,536
Total	3,786,723,809	—	—	3,786,723,809

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Growth Quantitative Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 19.3%
Auto Components 1.6%
Delphi Automotive PLC	149,700	$8,562,840
Diversified Consumer Services 0.4%
Service Corp. International	105,200	1,894,652
Hotels, Restaurants & Leisure 2.2%
Bally Technologies, Inc. (a)	92,500	6,765,450
Domino’s Pizza, Inc.	25,600	1,716,736
International Game Technology	162,000	3,045,600
Total		11,527,786
Media 4.9%
Comcast Corp., Class A	217,700	10,358,166
DIRECTV (a)	64,100	4,005,609
Scripps Networks Interactive, Inc., Class A	19,500	1,569,750
Viacom, Inc., Class B	118,900	9,903,181
Total		25,836,706
Multiline Retail 0.5%
Dillard’s, Inc., Class A	33,300	2,729,934
Specialty Retail 6.7%
Best Buy Co., Inc.	170,100	7,280,280
Home Depot, Inc. (The)	184,900	14,401,861
Lowe’s Companies, Inc.	80,700	4,017,246
TJX Companies, Inc.	156,964	9,541,842
Total		35,241,229
Textiles, Apparel & Luxury Goods 3.0%
Hanesbrands, Inc.	127,300	8,671,676
VF Corp.	32,800	7,052,000
Total		15,723,676
TOTAL CONSUMER DISCRETIONARY		101,516,823
CONSUMER STAPLES 12.6%
Beverages 1.5%
Coca-Cola Co. (The)	19,300	763,701
Coca-Cola Enterprises, Inc.	134,300	5,604,339
PepsiCo, Inc.	16,800	1,412,712
Total		7,780,752
Food & Staples Retailing 3.6%
Kroger Co. (The)	219,243	9,392,370
Wal-Mart Stores, Inc.	125,865	9,660,139
Total		19,052,509

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.5%
General Mills, Inc.	50,000	$2,521,000
Hershey Co. (The)	46,000	4,565,040
Ingredion, Inc.	14,600	960,096
Total		8,046,136
Household Products 1.6%
Kimberly-Clark Corp.	75,200	8,121,600
Tobacco 4.4%
Altria Group, Inc.	329,824	12,279,347
Lorillard, Inc.	187,300	9,554,173
Philip Morris International, Inc.	16,700	1,488,304
Total		23,321,824
TOTAL CONSUMER STAPLES		66,322,821
ENERGY 4.3%
Energy Equipment & Services 1.7%
Baker Hughes, Inc.	16,200	941,058
RPC, Inc.	445,500	8,170,470
Total		9,111,528
Oil, Gas & Consumable Fuels 2.6%
Anadarko Petroleum Corp.	83,100	7,918,599
CVR Energy, Inc.	42,500	1,688,100
EOG Resources, Inc.	22,700	4,049,680
Total		13,656,379
TOTAL ENERGY		22,767,907
FINANCIALS 4.8%
Capital Markets 1.0%
BlackRock, Inc.	18,400	5,534,904
Diversified Financial Services 0.4%
CBOE Holdings, Inc.	42,300	2,051,550
Insurance 1.0%
Prudential Financial, Inc.	64,400	5,241,516
Real Estate Investment Trusts (REITs) 2.4%
Omega Healthcare Investors, Inc.	117,800	3,915,672
Public Storage	51,100	8,532,167
Total		12,447,839
TOTAL FINANCIALS		25,275,809

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 12.0%
Biotechnology 4.8%
Amgen, Inc.	35,700	$4,141,200
Celgene Corp. (a)	52,000	7,721,480
Gilead Sciences, Inc. (a)	148,100	10,513,619
Pharmacyclics, Inc. (a)	8,200	972,848
Vertex Pharmaceuticals, Inc. (a)	26,400	1,883,376
Total		25,232,523
Health Care Equipment & Supplies 1.4%
Becton Dickinson and Co.	32,700	3,437,751
St. Jude Medical, Inc.	68,000	3,902,520
Total		7,340,271
Health Care Providers & Services 1.6%
AmerisourceBergen Corp.	133,600	8,728,088
Pharmaceuticals 4.2%
Eli Lilly & Co.	167,219	8,330,851
Endo Health Solutions, Inc. (a)	177,100	7,744,583
Johnson & Johnson	63,500	5,880,735
Total		21,956,169
TOTAL HEALTH CARE		63,257,051
INDUSTRIALS 12.3%
Aerospace & Defense 2.5%
Boeing Co. (The)	103,200	13,467,600
Air Freight & Logistics 2.3%
United Parcel Service, Inc., Class B	122,800	12,063,872
Airlines 1.0%
Alaska Air Group, Inc.	11,000	777,260
Southwest Airlines Co.	269,700	4,644,234
Total		5,421,494
Construction & Engineering 0.7%
AECOM Technology Corp. (a)	112,700	3,581,606
Electrical Equipment 2.7%
Emerson Electric Co.	148,156	9,922,007
Rockwell Automation, Inc.	38,000	4,195,580
Total		14,117,587
Machinery 2.0%
IDEX Corp.	119,000	8,228,850
Illinois Tool Works, Inc.	32,200	2,537,038
Total		10,765,888

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	9,000	$979,110
Trading Companies & Distributors 0.9%
MRC Global, Inc. (a)	164,300	4,592,185
TOTAL INDUSTRIALS		64,989,342
INFORMATION TECHNOLOGY 26.1%
Communications Equipment 1.3%
QUALCOMM, Inc.	98,900	6,870,583
Computers & Peripherals 5.7%
Apple, Inc.	54,811	28,630,526
EMC Corp.	61,500	1,480,305
Total		30,110,831
Internet Software & Services 5.6%
Google, Inc., Class A (a)	18,240	18,797,779
LinkedIn Corp., Class A (a)	10,000	2,236,700
VeriSign, Inc. (a)	152,600	8,283,128
Total		29,317,607
IT Services 4.3%
FleetCor Technologies, Inc. (a)	61,500	7,094,025
International Business Machines Corp.	16,120	2,888,865
Mastercard, Inc., Class A	17,500	12,549,250
Total		22,532,140
Semiconductors & Semiconductor Equipment 1.0%
Analog Devices, Inc.	41,500	2,045,950
Broadcom Corp., Class A	104,400	2,789,568
Intel Corp.	29,600	723,128
Total		5,558,646
Software 8.2%
Microsoft Corp. (b)	643,490	22,747,372
Oracle Corp.	434,400	14,552,400
VMware, Inc., Class A (a)	72,700	5,909,056
Total		43,208,828
TOTAL INFORMATION TECHNOLOGY		137,598,635
MATERIALS 4.6%
Chemicals 3.8%
LyondellBasell Industries NV, Class A	113,900	8,496,940
PPG Industries, Inc.	36,600	6,682,428

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Westlake Chemical Corp.	44,300	$4,758,706
Total		19,938,074
Paper & Forest Products 0.8%
International Paper Co.	99,400	4,434,234
TOTAL MATERIALS		24,372,308
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
Verizon Communications, Inc.	238,500	12,046,635
TOTAL TELECOMMUNICATION SERVICES		12,046,635

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 0.4%
Gas Utilities 0.4%
Questar Corp.	91,600	$2,167,256
TOTAL UTILITIES		2,167,256
Total Common Stocks (Cost: $413,787,704)		$520,314,587

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.093% (c)(d)	7,122,278	$7,122,278
Total Money Market Funds (Cost: $7,122,278)		$7,122,278
Total Investments
(Cost: $420,909,982) (e)		$527,436,865(f)
Other Assets & Liabilities, Net		(305,287)
Net Assets		$527,131,578

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, securities totaling $638,706 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	17	USD	7,441,750	December 2013	219,416	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,931,994	33,471,036	(33,280,752)	7,122,278	1,561	7,122,278

(e)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $420,910,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$108,505,000
Unrealized Depreciation	(1,978,000)
Net Unrealized Appreciation	$106,527,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	101,516,823	—	—	101,516,823
Consumer Staples	66,322,821	—	—	66,322,821
Energy	22,767,907	—	—	22,767,907
Financials	25,275,809	—	—	25,275,809
Health Care	63,257,051	—	—	63,257,051
Industrials	64,989,342	—	—	64,989,342
Information Technology	137,598,635	—	—	137,598,635
Materials	24,372,308	—	—	24,372,308
Telecommunication Services	12,046,635	—	—	12,046,635
Utilities	2,167,256	—	—	2,167,256
Total Equity Securities	520,314,587	—	—	520,314,587
Mutual Funds
Money Market Funds	7,122,278	—	—	7,122,278
Total Mutual Funds	7,122,278	—	—	7,122,278
Investments in Securities	527,436,865	—	—	527,436,865
Derivatives
Assets
Futures Contracts	219,416	—	—	219,416
Total	527,656,281	—	—	527,656,281

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Value Quantitative Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%
CONSUMER DISCRETIONARY 6.1%
Automobiles 1.2%
Ford Motor Co.	216,200	$3,699,182
Media 2.9%
Comcast Corp., Class A	123,600	5,880,888
Gannett Co., Inc.	62,200	1,721,074
Washington Post Co. (The), Class B	2,700	1,736,964
Total		9,338,926
Multiline Retail 0.4%
Macy’s, Inc.	25,500	1,175,805
Specialty Retail 1.6%
Best Buy Co., Inc.	119,800	5,127,440
TOTAL CONSUMER DISCRETIONARY		19,341,353
CONSUMER STAPLES 6.0%
Food & Staples Retailing 3.1%
CVS Caremark Corp.	100,600	6,263,356
Wal-Mart Stores, Inc.	48,400	3,714,700
Total		9,978,056
Food Products 1.4%
Tyson Foods, Inc., Class A	159,600	4,416,132
Household Products 0.8%
Procter & Gamble Co. (The)	29,000	2,341,750
Tobacco 0.7%
Reynolds American, Inc.	42,100	2,162,677
TOTAL CONSUMER STAPLES		18,898,615
ENERGY 14.7%
Energy Equipment & Services 0.6%
Nabors Industries Ltd.	37,800	660,744
National Oilwell Varco, Inc.	14,800	1,201,464
Total		1,862,208
Oil, Gas & Consumable Fuels 14.1%
Chevron Corp.	84,500	10,136,620
ConocoPhillips	113,700	8,334,210
Exxon Mobil Corp. (a)	100,500	9,006,810
Marathon Oil Corp.	143,800	5,070,388
Marathon Petroleum Corp.	6,200	444,292

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Phillips 66	93,600	$6,030,648
Valero Energy Corp.	141,800	5,837,906
Total		44,860,874
TOTAL ENERGY		46,723,082
FINANCIALS 27.7%
Capital Markets 5.4%
American Capital Ltd. (b)	100,600	1,409,406
BlackRock, Inc.	19,200	5,775,552
Goldman Sachs Group, Inc. (The)	43,800	7,045,668
State Street Corp.	41,300	2,893,891
Total		17,124,517
Commercial Banks 3.0%
Fifth Third Bancorp	279,700	5,322,691
KeyCorp	72,800	912,184
Popular, Inc. (b)	33,200	838,300
Wells Fargo & Co.	61,000	2,604,090
Total		9,677,265
Consumer Finance 2.3%
Capital One Financial Corp.	35,300	2,424,051
SLM Corp.	196,300	4,980,131
Total		7,404,182
Diversified Financial Services 6.9%
Berkshire Hathaway, Inc., Class B (b)	16,400	1,887,312
Citigroup, Inc.	173,000	8,438,940
JPMorgan Chase & Co.	223,000	11,493,420
Total		21,819,672
Insurance 6.4%
Aon PLC	6,800	537,812
Axis Capital Holdings Ltd.	29,300	1,389,406
Everest Re Group Ltd.	33,800	5,196,412
MetLife, Inc.	130,500	6,173,955
Protective Life Corp.	23,700	1,092,096
Prudential Financial, Inc.	71,300	5,803,107
Total		20,192,788
Real Estate Investment Trusts (REITs) 3.7%
Annaly Capital Management, Inc.	106,900	1,260,351
Corrections Corp. of America	60,000	2,220,000
Public Storage	29,200	4,875,524
Simon Property Group, Inc.	22,100	3,415,555
Total		11,771,430
TOTAL FINANCIALS		87,989,854

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 13.0%
Health Care Equipment & Supplies 4.0%
Becton Dickinson and Co.	8,900	$935,657
Medtronic, Inc.	118,600	6,807,640
St. Jude Medical, Inc.	84,900	4,872,411
Total		12,615,708
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	29,600	1,736,336
WellPoint, Inc.	63,100	5,350,880
Total		7,087,216
Pharmaceuticals 6.8%
Eli Lilly & Co.	120,100	5,983,382
Johnson & Johnson	32,600	3,019,086
Merck & Co., Inc.	7,900	356,211
Pfizer, Inc.	404,800	12,419,264
Total		21,777,943
TOTAL HEALTH CARE		41,480,867
INDUSTRIALS 9.9%
Aerospace & Defense 1.8%
Raytheon Co.	69,900	5,757,663
Airlines 2.0%
Southwest Airlines Co.	361,300	6,221,586
Construction & Engineering 1.4%
AECOM Technology Corp. (b)	136,400	4,334,792
Electrical Equipment 1.7%
Emerson Electric Co.	81,800	5,478,146
Industrial Conglomerates 1.3%
General Electric Co.	162,500	4,247,750
Machinery 1.1%
IDEX Corp.	48,400	3,346,860
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	7,100	772,409
Trading Companies & Distributors 0.4%
MRC Global, Inc. (b)	50,500	1,411,475
TOTAL INDUSTRIALS		31,570,681

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 8.6%
Communications Equipment 2.7%
Cisco Systems, Inc.	382,200	$8,599,500
Computers & Peripherals 2.6%
Apple, Inc.	12,900	6,738,315
Western Digital Corp.	23,900	1,664,157
Total		8,402,472
Semiconductors & Semiconductor Equipment 1.6%
Analog Devices, Inc.	34,100	1,681,130
Intel Corp.	132,600	3,239,418
Total		4,920,548
Software 1.7%
Autodesk, Inc. (b)	5,200	207,532
CA, Inc.	164,300	5,218,168
Total		5,425,700
TOTAL INFORMATION TECHNOLOGY		27,348,220
MATERIALS 3.1%
Chemicals 2.4%
CF Industries Holdings, Inc.	22,200	4,786,320
LyondellBasell Industries NV, Class A	7,700	574,420
PPG Industries, Inc.	13,200	2,410,056
Total		7,770,796
Paper & Forest Products 0.7%
International Paper Co.	48,400	2,159,124
TOTAL MATERIALS		9,929,920
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	99,200	3,591,040
CenturyLink, Inc.	111,700	3,782,162
Total		7,373,202
TOTAL TELECOMMUNICATION SERVICES		7,373,202
UTILITIES 6.4%
Electric Utilities 1.6%
American Electric Power Co., Inc.	107,400	5,030,616
Gas Utilities 0.2%
Questar Corp.	20,300	480,298

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power Producers & Energy Traders 1.5%
AES Corp. (The)	349,000	$4,917,410
Multi-Utilities 3.1%
Ameren Corp.	115,600	4,182,408
Public Service Enterprise Group, Inc.	149,400	5,004,900
Vectren Corp.	19,700	687,924
Total		9,875,232
TOTAL UTILITIES		20,303,556
Total Common Stocks (Cost: $249,287,810)		$310,959,350

	Shares	Value

Money Market Funds 1.6%

Columbia Short-Term Cash Fund, 0.093% (c)(d)	5,174,477	$5,174,477
Total Money Market Funds (Cost: $5,174,477)		$5,174,477
Total Investments
(Cost: $254,462,287) (e)		$316,133,827(f)
Other Assets & Liabilities, Net		2,058,052
Net Assets		$318,191,879

Investments in Derivatives Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, securities totaling $517,107 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	16	USD	7,004,000	December 2013	168,517	—

Notes to Portfolio of Investments

(a)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,589,398	9,746,967	(11,161,888)	5,174,477	1,781	5,174,477

(e)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $254,462,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$61,905,000
Unrealized Depreciation	(233,000)
Net Unrealized Appreciation	$61,672,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	19,341,353	—	—	19,341,353
Consumer Staples	18,898,615	—	—	18,898,615
Energy	46,723,082	—	—	46,723,082
Financials	87,989,854	—	—	87,989,854
Health Care	41,480,867	—	—	41,480,867
Industrials	31,570,681	—	—	31,570,681
Information Technology	27,348,220	—	—	27,348,220
Materials	9,929,920	—	—	9,929,920
Telecommunication Services	7,373,202	—	—	7,373,202
Utilities	20,303,556	—	—	20,303,556
Total Equity Securities	310,959,350	—	—	310,959,350
Mutual Funds
Money Market Funds	5,174,477	—	—	5,174,477
Total Mutual Funds	5,174,477	—	—	5,174,477
Investments in Securities	316,133,827	—	—	316,133,827
Derivatives
Assets
Futures Contracts	168,517	—	—	168,517
Total	316,302,344	—	—	316,302,344

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Limited Duration Credit Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 86.9%
Aerospace & Defense 1.6%
L-3 Communications Corp.
11/15/16	3.950%	$2,722,000	$2,903,135
07/15/20	4.750%	12,435,000	13,124,347
Northrop Grumman Corp. Senior Unsecured
03/15/21	3.500%	1,440,000	1,463,993
Total			17,491,475
Banking 0.6%
Bank of Nova Scotia Senior Unsecured
04/25/18	1.450%	2,031,000	2,002,225
Toronto-Dominion Bank (The) Senior Unsecured
09/10/18	2.625%	5,055,000	5,221,274
Total			7,223,499
Chemicals 2.0%
Dow Chemical Co. (The) Senior Unsecured
11/15/20	4.250%	11,910,000	12,712,020
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	8,482,000	9,494,954
Total			22,206,974
Construction Machinery 0.5%
CNH Capital LLC
11/01/15	3.875%	1,484,000	1,530,375
CNH Capital LLC (a)
02/01/17	3.250%	3,460,000	3,494,600
Total			5,024,975
Consumer Products 1.7%
Clorox Co. (The) Senior Unsecured
10/15/17	5.950%	8,830,000	10,167,851
Reckitt Benckiser Treasury Services PLC (a)
09/21/18	2.125%	9,075,000	9,156,521
Total			19,324,372
Electric 17.3%
American Electric Power Co., Inc. Senior Unsecured
12/15/17	1.650%	10,545,000	10,416,014
Appalachian Power Co.
Senior Unsecured
05/24/15	3.400%	6,350,000	6,584,290
03/30/21	4.600%	1,053,000	1,146,320
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	5,920,000	6,720,212
CMS Energy Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Senior Unsecured
09/30/15	4.250%	$2,180,000	$2,299,069
12/15/15	6.875%	7,520,000	8,348,839
02/01/20	6.250%	11,169,000	12,990,843
03/15/22	5.050%	1,300,000	1,414,117
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	6,070,000	6,851,767
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	5,212,000	6,035,871
03/15/21	4.450%	6,211,000	6,698,073
Duke Energy Corp.
Senior Unsecured
09/15/19	5.050%	8,654,000	9,743,859
09/15/21	3.550%	2,860,000	2,920,355
08/15/22	3.050%	3,565,000	3,438,435
FirstEnergy Corp. Senior Unsecured
03/15/18	2.750%	5,510,000	5,400,682
Indiana Michigan Power Co.
Senior Unsecured
11/15/14	5.050%	485,000	507,157
12/01/15	5.650%	95,000	102,411
Metropolitan Edison Co. Senior Unsecured
04/01/14	4.875%	4,522,000	4,597,377
NextEra Energy Capital Holdings
06/01/15	1.200%	4,310,000	4,338,420
Northeast Utilities Senior Unsecured
05/01/18	1.450%	2,710,000	2,653,066
Ohio Power Co. Senior Unsecured
06/01/16	6.000%	8,650,000	9,666,609
Oncor Electric Delivery Co. LLC Senior Secured
09/30/17	5.000%	15,959,000	17,791,476
PPL Capital Funding, Inc.
06/01/18	1.900%	7,098,000	7,008,565
Pacific Gas & Electric Co. Senior Unsecured
10/01/20	3.500%	4,470,000	4,568,192
Potomac Edison Co. (The) 1st Mortgage
11/15/14	5.350%	690,000	721,765
Progress Energy, Inc.
Senior Unsecured
01/15/16	5.625%	3,195,000	3,512,235
04/01/22	3.150%	3,100,000	3,029,630
Sierra Pacific Power Co.
05/15/16	6.000%	6,274,000	7,052,352

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)
Southern California Edison Co. 1st Refunding Mortgage
06/01/21	3.875%	$4,930,000	$5,263,836
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	20,394,000	21,249,901
Xcel Energy, Inc.
Senior Unsecured
05/09/16	0.750%	3,215,000	3,197,793
05/15/20	4.700%	5,509,000	6,097,141
Total			192,366,672
Entertainment 0.4%
Time Warner, Inc.
03/15/20	4.875%	4,050,000	4,480,880

Environmental 0.9%
Waste Management, Inc.
06/30/20	4.750%	9,615,000	10,505,349

Food and Beverage 9.5%
Beam, Inc. Senior Unsecured
06/15/18	1.750%	15,315,000	15,059,929
ConAgra Foods, Inc.
Senior Unsecured
06/15/17	5.819%	6,564,000	7,464,686
03/15/18	2.100%	15,240,000	15,232,913
Constellation Brands, Inc.
12/15/14	8.375%	1,218,000	1,312,395
Diageo Capital PLC
07/15/20	4.828%	4,400,000	4,951,597
Diageo Finance Bv
10/28/15	5.300%	1,700,000	1,853,641
General Mills, Inc.
10/15/14	6.190%	22,940,000	24,108,557
Heineken NV (a)
Senior Unsecured
10/01/17	1.400%	2,614,000	2,582,428
04/01/22	3.400%	9,660,000	9,573,775
SABMiller Holdings, Inc. (a)
08/01/18	2.200%	5,295,000	5,344,372
01/15/22	3.750%	11,840,000	12,139,481
Wm. Wrigley Jr., Co. Senior Unsecured (a)
10/21/18	2.400%	6,300,000	6,366,465
Total			105,990,239

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines 15.1%
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	$9,510,000	$11,089,896
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	9,975,000	11,123,352
Enterprise Products Operating LLC
01/31/20	5.250%	7,797,000	8,767,220
09/01/20	5.200%	9,820,000	11,051,045
Gulfstream Natural Gas System LLC Senior Unsecured (a)
11/01/15	5.560%	2,140,000	2,320,746
Kinder Morgan Energy Partners LP
Senior Unsecured
02/01/19	2.650%	2,645,000	2,653,842
09/15/20	5.300%	9,271,000	10,314,525
09/01/22	3.950%	2,315,000	2,295,610
Midcontinent Express Pipeline LLC Senior Unsecured (a)
09/15/14	5.450%	13,805,000	14,143,719
NiSource Finance Corp.
09/15/17	5.250%	9,581,000	10,697,224
09/15/20	5.450%	7,683,000	8,592,775
Northwest Pipeline LLC
Senior Unsecured
06/15/16	7.000%	7,241,000	8,324,138
04/15/17	5.950%	9,555,000	10,855,443
Panhandle Eastern Pipeline Co. LP Senior Unsecured
11/01/17	6.200%	14,472,000	16,616,779
Plains All American Pipeline LP/Finance Corp.
Senior Unsecured
09/15/15	3.950%	2,718,000	2,873,377
01/15/20	5.750%	6,445,000	7,403,165
02/01/21	5.000%	1,645,000	1,802,236
06/01/22	3.650%	2,339,000	2,334,975
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	9,545,000	9,545,000
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	7,115,000	8,076,571
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	6,102,000	6,877,290
Total			167,758,928
Health Care 1.2%
AmerisourceBergen Corp.
09/15/15	5.875%	1,315,000	1,436,300
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	7,905,000	8,551,684

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Express Scripts Holding Co.
05/15/16	3.125%	$1,780,000	$1,867,960
Medco Health Solutions, Inc.
09/15/15	2.750%	1,640,000	1,692,803
Total			13,548,747
Healthcare Insurance 0.7%
Aetna, Inc. Senior Unsecured
11/15/17	1.500%	60,000	59,440
UnitedHealth Group, Inc. Senior Unsecured
10/15/15	0.850%	4,295,000	4,312,635
WellPoint, Inc. Senior Unsecured
01/15/16	5.250%	2,760,000	3,009,753
Total			7,381,828
Independent Energy 2.7%
Berry Petroleum Co. Senior Unsecured
06/01/14	10.250%	1,325,000	1,391,250
Canadian Oil Sands Ltd. Senior Unsecured (a)
04/01/22	4.500%	1,250,000	1,271,557
Concho Resources, Inc.
04/01/23	5.500%	2,075,000	2,152,812
Continental Resources, Inc.
10/01/19	8.250%	3,941,000	4,335,100
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	3,720,000	3,749,053
Pioneer Natural Resources Co.
07/15/16	5.875%	3,050,000	3,403,904
Woodside Finance Ltd. (a)
11/10/14	4.500%	12,345,000	12,788,684
05/10/21	4.600%	1,340,000	1,432,688
Total			30,525,048
Life Insurance 4.8%
Hartford Financial Services Group, Inc. Senior Unsecured
10/15/17	4.000%	13,170,000	14,168,839
MetLife Global Funding I Secured (a)
01/10/18	1.500%	8,335,000	8,221,086
MetLife, Inc. Senior Unsecured
02/08/21	4.750%	2,463,000	2,717,930

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Life Insurance (continued)
Metropolitan Life Global Funding I Secured (a)
06/22/18	1.875%	$1,665,000	$1,656,444
Prudential Covered Trust Secured (a)
09/30/15	2.997%	11,071,250	11,455,555
Prudential Financial, Inc. Senior Unsecured
06/21/20	5.375%	13,121,000	14,961,207
Total			53,181,061
Media Cable 3.0%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	12,860,000	13,080,485
01/15/18	1.750%	4,835,000	4,725,211
DISH DBS Corp.
02/01/16	7.125%	1,544,000	1,706,120
Time Warner Cable, Inc.
02/01/20	5.000%	13,944,000	14,285,634
Total			33,797,450
Media Non-Cable 4.8%
BSKYB Finance UK PLC (a)
10/15/15	5.625%	9,635,000	10,469,584
NBCUniversal Media LLC
04/01/21	4.375%	17,260,000	18,809,171
News America, Inc.
12/15/14	5.300%	1,270,000	1,336,036
02/15/21	4.500%	3,750,000	4,040,554
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	4,855,000	5,066,663
TCM Sub LLC (a)
01/15/15	3.550%	13,280,000	13,681,074
Total			53,403,082
Metals 0.2%
CONSOL Energy, Inc.
04/01/17	8.000%	2,010,000	2,130,600

Non-Captive Diversified 1.5%
General Electric Capital Corp. Senior Unsecured
05/04/20	5.550%	14,280,000	16,539,896

Oil Field Services 1.2%
Noble Holding International Ltd.
03/01/16	3.050%	2,055,000	2,119,482
03/15/17	2.500%	5,803,000	5,889,035

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Weatherford International Ltd.
02/15/16	5.500%	$4,430,000	$4,807,932
Total			12,816,449
Pharmaceuticals 0.8%
Hospira, Inc. Senior Unsecured
03/30/17	6.050%	7,790,000	8,595,120

Property & Casualty 5.5%
Berkshire Hathaway Finance Corp.
10/15/20	2.900%	5,020,000	5,081,525
CNA Financial Corp.
Senior Unsecured
08/15/16	6.500%	8,704,000	9,843,693
08/15/20	5.875%	9,845,000	11,422,543
08/15/21	5.750%	3,980,000	4,548,997
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	11,265,000	12,152,119
Senior Unsecured
08/15/16	6.700%	15,560,000	17,745,433
Total			60,794,310
Railroads 0.2%
Burlington Northern Santa Fe LLC Senior Unsecured
09/15/21	3.450%	2,505,000	2,531,235

Refining 0.9%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	4,335,000	4,566,068
Valero Energy Corp.
02/01/15	4.500%	4,865,000	5,084,115
Total			9,650,183
Restaurants 1.9%
Yum! Brands, Inc.
Senior Unsecured
11/01/20	3.875%	17,636,000	18,216,068

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Restaurants (continued)
11/01/21	3.750%	$3,315,000	$3,365,610
Total			21,581,678
Transportation Services 1.9%
ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	12,085,000	14,039,396
ERAC USA Finance LLC (a)
11/01/18	2.800%	6,625,000	6,728,722
Senior Notes
08/16/21	4.500%	770,000	811,635
Total			21,579,753
Wireless 0.6%
CC Holdings GS V LLC /Crown Castle GS III Corp. Senior Secured
12/15/17	2.381%	7,319,000	7,245,239

Wirelines 5.4%
AT&T, Inc.
Senior Unsecured
05/15/21	4.450%	2,094,000	2,204,322
08/15/21	3.875%	16,580,000	16,781,331
12/01/22	2.625%	6,645,000	5,963,296
Verizon Communications, Inc.
Senior Unsecured
09/15/20	4.500%	9,050,000	9,795,575
11/01/21	3.500%	25,390,000	25,331,502
Total			60,076,026
Total Corporate Bonds & Notes (Cost: $958,391,466)			$967,751,068

		Shares	Value

Money Market Funds 12.1%
Columbia Short-Term Cash Fund, 0.093% (b)(c)		134,360,436	$134,360,436

Total Money Market Funds (Cost: $134,360,436)			$134,360,436

Total Investments (Cost: $1,092,751,902) (d)			$1,102,111,504(e)
Other Assets & Liabilities, Net			10,640,014
Net Assets			$1,112,751,518

Investments in Derivatives Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, cash totaling $3,438,075 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	(71)	(9,571,688)	December 2013	—	(193,138)
U.S. Treasury Note, 2-year	(170)	(37,471,720)	December 2013	—	(130,412)
U.S. Treasury Note, 5-year	(270)	(32,855,625)	December 2013	—	(185,149)
U.S. Treasury Note, 10-year	(2,017)	(256,883,869)	December 2013	—	(5,337,419)
Total				—	(5,846,118)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $195,197,654 or 17.54% of net assets.

(b)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,209,496	312,007,589	(180,856,649)	134,360,436	10,481	134,360,436

(d)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $1,092,752,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,198,000
Unrealized Depreciation	(3,838,000)
Net Unrealized Appreciation	$9,360,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Food and Beverage	—	81,881,682	24,108,557	105,990,239
All Other Industries	—	861,760,829	—	861,760,829
Total Bonds	—	943,642,511	24,108,557	967,751,068
Mutual Funds
Money Market Funds	134,360,436	—	—	134,360,436
Total Mutual Funds	134,360,436	—	—	134,360,436
Investments in Securities	134,360,436	943,642,511	24,108,557	1,102,111,504
Derivatives
Liabilities
Futures Contracts	(5,846,118)	—	—	(5,846,118)
Total	128,514,318	943,642,511	24,108,557	1,096,265,386

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of July 31, 2013	24,409,130
Accrued discounts/premiums	(307,462)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	6,889
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of October 31, 2013	24,108,557

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2013 was $6,889.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Minnesota Tax-Exempt Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 99.2%
AIRPORT 5.4%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Series 2011
01/01/25	5.000%	$2,000,000	$2,220,720
Subordinated Series 2005C (NPFGC)
01/01/31	5.000%	6,185,000	6,357,871
Subordinated Series 2012B
01/01/30	5.000%	1,000,000	1,066,160
01/01/31	5.000%	750,000	795,338
Revenue Bonds
Senior Series 2010A
01/01/35	5.000%	6,795,000	7,090,990
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,491,919
Minneapolis-St. Paul Metropolitan Airports Commission (a)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	2,980,776
Total			23,003,774
ASSISTED LIVING 0.3%
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012-A
11/01/32	5.000%	325,000	302,370
11/01/42	5.000%	1,250,000	1,112,025
Total			1,414,395
HEALTH SERVICES 3.8%
Center City Revenue Bonds Hazelden Foundation Project Series 2011
11/01/41	5.000%	1,600,000	1,618,176
City of Minneapolis Revenue Bonds National Marrow Donor Program Series 2010
08/01/25	4.875%	3,000,000	3,017,880
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/23	5.250%	1,000,000	1,053,830
05/15/26	5.250%	1,000,000	1,035,280
05/15/36	5.250%	9,000,000	9,118,170
Total			15,843,336
HIGHER EDUCATION 14.1%
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05/01/23	5.500%	275,000	281,223
05/01/37	5.500%	6,000,000	6,005,640
Carleton College

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
6th Series 2008T
01/01/28	5.000%	$3,000,000	$3,254,130
College of Saint Benedict
Series 2011-7M
03/01/36	5.125%	275,000	274,436
College of St. Benedict
Series 2011-7M
03/01/31	5.000%	300,000	301,434
College of St. Scholastica
Series 2010H
12/01/30	5.125%	870,000	894,430
12/01/35	5.250%	1,000,000	1,016,600
Series 2011-7J
12/01/40	6.300%	1,800,000	1,888,650
Series 2012
12/01/27	4.250%	350,000	333,259
12/01/32	4.000%	350,000	293,178
Hamline University
7th Series 2010E
10/01/29	5.000%	500,000	514,700
7th Series 2011K2
10/01/32	6.000%	1,000,000	1,055,970
10/01/40	6.000%	4,000,000	4,168,440
St. Benedict College
Series 2008V
03/01/18	5.000%	500,000	563,825
St. Catherine University
Series 2012-7Q
10/01/25	5.000%	325,000	350,808
10/01/26	5.000%	280,000	295,548
10/01/27	5.000%	200,000	208,840
10/01/32	5.000%	700,000	703,472
St. John’s University
6th Series 2005G
10/01/22	5.000%	6,500,000	7,012,655
6th Series 2008U
10/01/28	4.750%	1,000,000	1,026,910
St. Olaf College
Series 2007O
10/01/22	5.000%	3,040,000	3,373,549
University of St. Thomas
6th Series 2008W
10/01/30	6.000%	3,625,000	3,906,699
6th Series 2009X
04/01/39	5.250%	6,000,000	6,258,420
Unrefunded Revenue Bonds
College of St. Benedict
Series 2008V
03/01/23	4.750%	730,000	767,281
Minnesota State Colleges & Universities Refunding Revenue Bonds Series 2012A
10/01/22	5.000%	1,410,000	1,674,037
University of Minnesota
Revenue Bonds
Series 2009A
04/01/34	5.125%	1,000,000	1,098,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HIGHER EDUCATION (CONTINUED)
Series 2011A
12/01/31	5.250%	$5,000,000	$5,667,150
Series 2011D
12/01/36	5.000%	5,985,000	6,420,349
Total			59,610,033
HOSPITAL 25.3%
City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05/01/30	5.000%	500,000	501,420
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/23	4.000%	400,000	401,200
04/01/24	4.000%	745,000	743,413
04/01/26	4.000%	500,000	484,855
04/01/31	4.000%	1,450,000	1,306,131
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05/01/19	5.000%	1,965,000	2,098,286
05/01/20	5.000%	1,000,000	1,055,990
05/01/21	5.000%	1,500,000	1,565,160
05/01/37	5.250%	6,610,000	6,583,494
North Memorial Health Care
Series 2005
09/01/35	5.000%	2,500,000	2,409,725
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	5,240,000	6,045,545
City of Northfield Revenue Bonds Series 2006
11/01/31	5.375%	1,500,000	1,504,320
City of Rochester
Revenue Bonds
Olmsted Medical Center
Series 2010
07/01/30	5.875%	1,950,000	2,115,672
Olmsted Medical Center Project
Series 2013
07/01/24	5.000%	300,000	337,410
07/01/27	5.000%	245,000	264,470
07/01/28	5.000%	225,000	240,089
07/01/33	5.000%	650,000	671,606
City of Rochester (b)
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/38	4.500%	4,000,000	4,475,440

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
City of Shakopee Revenue Bonds St. Francis Regional Medical Center Series 2004
09/01/25	5.100%	$8,300,000	$8,357,768
City of St. Cloud Revenue Bonds Centracare Health System Series 2010A
05/01/30	5.125%	5,000,000	5,307,400
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	6,400,000	6,681,920
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/26	5.625%	3,000,000	3,184,500
City of Stillwater Revenue Bonds Health System Obligation Group Series 2005
06/01/25	5.000%	1,750,000	1,770,405
City of Winona
Refunding Revenue Bonds
Winona Health Obligation
Series 2012
07/01/34	5.000%	750,000	720,075
Winona Health Obligation Group
Series 2007
07/01/31	5.150%	2,000,000	2,021,140
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03/01/20	5.375%	1,940,000	1,991,274
03/01/21	5.375%	1,045,000	1,069,370
County of Meeker
Revenue Bonds
Memorial Hospital Project
Series 2007
11/01/27	5.750%	1,000,000	1,022,530
11/01/37	5.750%	2,250,000	2,266,740
Minneapolis & St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/25	5.250%	1,000,000	1,097,760
08/15/30	5.000%	2,500,000	2,534,825
08/15/35	5.250%	2,275,000	2,385,906
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,627,960

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11/15/22	5.000%	$1,025,000	$1,142,475
Series 2009A-1
11/15/29	5.250%	7,000,000	7,405,790
Gillette Children’s Specialty
Series 2009
02/01/27	5.000%	7,445,000	7,647,728
02/01/29	5.000%	3,000,000	3,045,420
Healtheast Project
Series 2005
11/15/25	6.000%	2,000,000	2,068,520
11/15/30	6.000%	1,490,000	1,521,394
11/15/35	6.000%	3,500,000	3,561,530
Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	3,775,000	3,798,556
Total			107,035,212
JOINT POWER AUTHORITY 12.6%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings - S.E. Twin Cities Transportation
Series 2012
01/01/19	5.000%	1,925,000	2,210,150
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/42	5.000%	1,500,000	1,533,195
City of Chaska Electric
Refunding Revenue Bonds
Generating Facilities
Series 2005A
10/01/20	5.250%	1,165,000	1,261,951
10/01/30	5.000%	3,800,000	3,963,742
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/22	5.000%	250,000	290,550
12/01/25	5.000%	400,000	449,252
Minnesota Municipal Power Agency
Revenue Bonds
Series 2004A
10/01/29	5.125%	5,500,000	5,665,165
Series 2005
10/01/30	5.000%	3,500,000	3,650,815
Series 2010A
10/01/35	5.250%	7,000,000	7,385,420
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01/01/26	5.000%	3,500,000	3,841,460
Series 2008A
01/01/21	5.000%	3,500,000	3,931,095

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

JOINT POWER AUTHORITY (CONTINUED)
Puerto Rico Electric Power Authority Revenue Bonds Series 2013A (c)
07/01/36	6.750%	$1,500,000	$1,277,445
Southern Minnesota Municipal Power Agency
Revenue Bonds
Series 2002A (AMBAC)
01/01/17	5.250%	4,000,000	4,546,000
Southern Minnesota Municipal Power Agency (d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,445,050
01/01/26	0.000%	10,000,000	6,198,500
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012-A
01/01/29	5.000%	1,200,000	1,320,276
01/01/30	5.000%	1,000,000	1,092,100
Total			53,062,166
LOCAL APPROPRIATION 1.0%
Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,293,880

LOCAL GENERAL OBLIGATION 2.0%
City of Willmar Unlimited General Obligation Refunding Bonds Rice Memorial Hospital Project Series 2012A
02/01/27	5.000%	1,000,000	1,108,600
County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A
02/01/23	5.000%	500,000	565,260
County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT (a)
11/01/30	5.000%	2,010,000	2,139,143
County of Ramsey
Unlimited General Obligation Bonds
Capital Improvement Plan
Series 2007A
02/01/23	5.000%	1,125,000	1,279,800
02/01/24	5.000%	1,170,000	1,330,992

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Metropolitan Council Unlimited General Obligation Refunding Bonds Waste Water Series 2005B
05/01/25	5.000%	$2,000,000	$2,128,440
Total			8,552,235
MULTI-FAMILY 2.4%
Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A
04/01/27	5.000%	2,500,000	2,601,150
Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,567,890
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC
Senior Series 2010
12/01/26	5.750%	1,000,000	1,026,010
12/01/30	6.000%	3,000,000	3,076,050
City of Oak Park Heights Revenue Bonds Housing Oakgreen Commons Project Series 2010
08/01/45	7.000%	2,000,000	2,011,420
Total			10,282,520
NURSING HOME 4.5%
City of Anoka
Revenue Bonds
Homestead Anoka, Inc. Project
Series 2011A
11/01/40	7.000%	1,000,000	955,790
11/01/46	7.000%	1,000,000	945,000
Senior Revenue Bonds
Homestead Anoka Project
Series 2011B
11/01/34	6.875%	2,765,000	2,693,220
City of Oak Park Heights Refunded Revenue Bonds Boutwells Landing Care Center Series 2013
08/01/25	5.250%	1,480,000	1,478,594
City of Sartell
Revenue Bonds
Country Manor Campus
Series 2010A
09/01/30	6.125%	840,000	860,177
09/01/36	6.250%	925,000	946,358
09/01/42	6.375%	2,435,000	2,488,960

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NURSING HOME (CONTINUED)
City of Sauk Rapids Refunding Revenue Bonds Good Shepherd Lutheran Home Series 2013
01/01/39	5.125%	$2,500,000	$2,163,825
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Episcopal Homes Project
Senior Series 2013
05/01/38	5.000%	1,200,000	1,027,836
05/01/48	5.125%	6,250,000	5,284,000
Total			18,843,760
OTHER BOND ISSUE 0.4%
St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,542,165

OTHER UTILITY 0.3%
St. Paul Port Authority (a)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/28	5.450%	250,000	236,758
08/01/36	5.700%	1,250,000	1,177,375
Total			1,414,133
POOL / BOND BANK 1.3%
City of Minneapolis
Limited Tax Supported Common Revenue Bonds
Open Access Tech International, Inc.
Series 2010
12/01/30	6.250%	1,000,000	1,135,580
City of Minneapolis (a)
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,076,286
06/01/28	5.000%	1,500,000	1,505,295
Minnesota Public Facilities Authority Revenue Bonds Series 2005A
03/01/19	5.000%	1,480,000	1,568,297
Total			5,285,458
PREP SCHOOL 3.1%
City of Victoria
Refunding Revenue Bonds
Holy Family Catholic High
Series 2012
09/01/29	4.600%	1,000,000	920,510
09/01/29	5.000%	2,100,000	2,043,867

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL (CONTINUED)
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012-A
12/01/32	5.000%	$220,000	$201,975
12/01/43	5.000%	880,000	759,150
County of Anoka
Revenue Bonds
Spectrum Building Co.
Series 2012-A
06/01/27	5.000%	290,000	281,091
06/01/32	5.000%	300,000	275,142
06/01/43	5.000%	1,000,000	851,310
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
St. Paul Academy & Summit School
Series 2007
10/01/24	5.000%	5,000,000	5,282,450
St. Paul Conservatory
Series 2013A
03/01/28	4.000%	200,000	169,972
03/01/43	4.625%	1,000,000	804,220
Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/42	6.625%	1,500,000	1,547,595
Total			13,137,282
REFUNDED / ESCROWED 0.5%
Minnesota Higher Education Facilities Authority Prerefunded 03/01/18 Revenue Bonds College of St. Benedict Series 2008V
03/01/23	4.750%	70,000	81,054
Western Minnesota Municipal Power Agency Revenue Bonds Series 1977A Escrowed to Maturity
01/01/16	6.375%	1,790,000	1,911,201
Total			1,992,255
RETIREMENT COMMUNITIES 3.2%
Annandale Economic Development Authority Revenue Bonds Annandale Care Center Project Series 2007A
11/01/37	5.900%	3,385,000	3,404,836
City of Moorhead Refunding Revenue Bonds Evercare Senior Living LLC Series 2012
09/01/37	5.125%	1,000,000	842,670
City of North Oaks
Revenue Bonds
Presbyterian Homes
Series 2007
10/01/27	6.000%	1,250,000	1,276,975
10/01/33	6.000%	3,000,000	3,036,270

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
10/01/47	6.250%	$1,265,000	$1,280,205
City of Rochester Refunding Revenue Bonds Madonna Towers, Inc. Project Series 2007A
11/01/28	5.875%	2,050,000	2,056,150
Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,480,905
Total			13,378,011
SINGLE FAMILY 2.3%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	533,785	565,476
Revenue Bonds
Mortgage-Backed Securities Program-City Living
Series 2011A (GNMA/FNMA/FHLMC)
12/01/27	4.450%	885,000	920,205
Minneapolis/St. Paul Housing Finance Board (a)
Revenue Bonds
Single Family Housing
Series 2005A-4 AMT
12/01/37	4.700%	6,626	6,648
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2008A
07/01/23	4.650%	350,000	366,783
Series 2009
01/01/40	5.100%	790,000	799,243
Minnesota Housing Finance Agency (a)
Revenue Bonds
Residential Housing Finance
Series 2006B AMT
07/01/26	4.750%	1,060,000	1,069,233
07/01/31	4.850%	1,420,000	1,423,962
Series 2006I AMT
07/01/26	5.050%	2,890,000	2,940,228
Series 2006M AMT
01/01/37	5.750%	685,000	703,611
Minnesota Housing Finance Agency (a)(b)
Revenue Bonds
Residential Housing Finance
Series 2007D AMT
01/01/38	5.500%	1,045,000	1,105,495
Total			9,900,884
SPECIAL NON PROPERTY TAX 4.9%
City of Lakeville
Revenue Bonds
Series 2007
02/01/22	5.000%	175,000	167,610

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
02/01/27	5.000%	$225,000	$203,465
County of Hennepin Sales Tax
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12/15/27	4.750%	4,205,000	4,453,894
12/15/29	5.000%	1,825,000	1,976,803
State of Minnesota Revenue Bonds Public Safety Radio Series 2011
06/01/25	5.000%	1,950,000	2,198,625
Territory of Guam (c)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	3,500,000	3,660,335
Series 2011A
01/01/42	5.125%	1,200,000	1,197,252
Virgin Islands Public Finance Authority (c)
Refunding Revenue Bonds
Gross Receipts Taxes Loan
Series 2012-A
10/01/32	5.000%	4,000,000	3,923,120
Revenue Bonds
Matching Fund Loan Notes
Series 2012-A
10/01/32	5.000%	2,905,000	2,849,166
Total			20,630,270
SPECIAL PROPERTY TAX 0.6%
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,475,000	2,462,823

STATE APPROPRIATED 7.6%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012-B
03/01/24	5.000%	2,210,000	2,578,628
03/01/25	5.000%	7,600,000	8,764,776
03/01/28	5.000%	6,000,000	6,672,900
03/01/29	5.000%	4,250,000	4,678,103
University of Minnesota
Revenue Bonds
State Supported Biomed Science Research
Series 2011B
08/01/36	5.000%	4,000,000	4,244,880
University of Minnesota (e)
Revenue Bonds
Senior 520 Corridor Program
Series 2013

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
08/01/38	5.000%	$5,000,000	$5,292,350
Total			32,231,637

STATE GENERAL OBLIGATION 2.1%
State of Minnesota (e)
Unlimited General Obligation Bonds
State Trunk Highway
Series 2013E
10/01/21	5.000%	4,600,000	5,564,482
Various Purpose
Series 2013D
10/01/21	5.000%	2,900,000	3,508,043
Total			9,072,525
STUDENT LOAN 0.7%
Minnesota Office of Higher Education Revenue Bonds Supplemental Student Loan Program Series 2010
11/01/29	5.000%	2,905,000	2,905,000

WATER & SEWER 0.8%
City of Rochester Unlimited General Obligation Bonds Waste Water Series 2004A
02/01/25	5.000%	3,305,000	3,483,536

Total Municipal Bonds (Cost: $407,327,389)			$419,377,290

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.3%
Center City Revenue Bonds Hazelden Foundation Project VRDN Series 2005 (U.S. Bank) (f)(g)
11/01/35	0.080%	$1,105,000	$1,105,000
St. Paul Port Authority Revenue Bonds Minnesota Public Radio Project VRDN Series 2005-7 (JP Morgan Chase Bank) (f)(g)
05/01/25	0.080%	400,000	400,000

Total Floating Rate Notes (Cost: $1,505,000)			$1,505,000

	Shares	Value

Money Market Funds 1.2%
JPMorgan Tax-Free Money Market Fund, 0.010% (h)	4,879,774	$4,879,774

Total Money Market Funds (Cost: $4,879,774)		$4,879,774
Total Investments
(Cost: $413,712,163) (i)		$425,762,064(j)
Other Assets & Liabilities, Net		(3,142,926)
Net Assets		$422,619,138

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At October 31, 2013, the value of these securities amounted to $12,907,318 or 3.05% of net assets.

(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on October 31, 2013.
(g)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(i)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $413,712,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,720,000
Unrealized Depreciation	(6,670,000)
Net Unrealized Appreciation	$12,050,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	419,377,290	—	419,377,290
Total Bonds	—	419,377,290	—	419,377,290
Short-Term Securities
Floating Rate Notes	—	1,505,000	—	1,505,000
Total Short-Term Securities	—	1,505,000	—	1,505,000
Mutual Funds
Money Market Funds	4,879,774	—	—	4,879,774
Total Mutual Funds	4,879,774	—	—	4,879,774
Total	4,879,774	420,882,290	—	425,762,064

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Money Market Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 16.8%
Chariot Funding LLC (a)
02/27/14	0.180%	$29,550,000	$29,532,565
FCAR Owner Trust Series I
02/03/14	0.190%	21,000,000	20,989,582
Fairway Finance Co. LLC (a)
11/20/13	0.140%	13,036,000	13,034,968
01/16/14	0.190%	36,330,000	36,315,428
Liberty Street Funding LLC (a)
11/01/13	0.041%	32,300,000	32,300,000
MetLife Short Term Funding (a)
11/18/13	0.140%	23,000,000	22,998,371
12/09/13	0.150%	35,000,000	34,994,458
Old Line Funding LLC (a)
12/20/13	0.120%	8,020,000	8,018,690
01/14/14	0.170%	19,000,000	18,993,361
01/17/14	0.140%	19,000,000	18,994,311
02/25/14	0.180%	10,000,000	9,994,200
Regency Markets No. 1 LLC (a)
11/15/13	0.190%	33,000,000	32,997,433
11/19/13	0.190%	20,000,000	19,998,000
Thunder Bay Funding LLC (a)
01/15/14	0.170%	19,013,000	19,006,266
Total Asset-Backed Commercial Paper (Cost: $318,167,633)			$318,167,633

Commercial Paper 40.6%
Banking 10.2%
BNP Paribas Finance, Inc.
11/01/13	0.041%	26,000,000	26,000,000
HSBC U.S.A., Inc.
12/05/13	0.200%	52,000,000	51,990,178
PNC Bank
02/14/14	0.240%	5,000,000	5,000,000
Royal Bank of Canada
01/13/14	0.060%	55,000,000	54,993,308
State Street Corp.
11/05/13	0.140%	30,000,000	29,999,433
01/08/14	0.150%	25,000,000	24,992,917
Total			192,975,836
Consumer Products 3.1%
Procter & Gamble Co. (The) (a)
11/14/13	0.090%	35,000,000	34,998,736
12/06/13	0.080%	23,000,000	22,998,211
Total			57,996,947
Integrated Energy 4.3%
Chevron Corp. (a)
11/18/13	0.040%	15,000,000	14,999,717
12/04/13	0.090%	40,000,000	39,996,700

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)
Integrated Energy (continued)
Exxon Mobil Corp.
12/02/13	0.050%	$27,000,000	$26,998,837
Total			81,995,254
Life Insurance 3.1%
New York Life Capital Corp. (a)
11/07/13	0.100%	29,000,000	28,999,420
11/21/13	0.110%	29,000,000	28,998,228
Total			57,997,648
Non-Captive Diversified 3.0%
General Electric Capital Corp.
11/01/13	0.051%	57,000,000	57,000,000
Pharmaceuticals 8.1%
Novartis Finance Corp. (a)
11/01/13	0.061%	14,000,000	14,000,000
11/05/13	0.050%	18,835,000	18,834,874
Pfizer, Inc. (a)
12/05/13	0.130%	20,000,000	19,997,544
Roche Holdings, Inc. (a)
11/01/13	0.081%	21,000,000	21,000,000
11/07/13	0.030%	8,000,000	7,999,960
12/17/13	0.030%	14,000,000	13,999,463
Sanofi Aventis (a)
11/06/13	0.050%	40,000,000	39,999,667
11/27/13	0.070%	17,000,000	16,999,141
Total			152,830,649
Property & Casualty 0.8%
Travelers Co., Inc. (a)
11/06/13	0.030%	15,000,000	14,999,938
Retailers 2.5%
Wal-Mart Stores, Inc. (a)
12/27/13	0.190%	48,000,000	47,985,813
Technology 3.0%
International Business Machines Co. (a)
11/01/13	0.030%	17,000,000	17,000,000
12/04/13	0.160%	40,000,000	39,994,133
Total			56,994,133
Transportation Services 2.5%
NetJets, Inc. (a)
11/12/13	0.070%	47,000,000	46,998,995

Total Commercial Paper (Cost: $767,775,213)			$767,775,213

Issuer	Effective Yield	Principal Amount	Value

Certificates of Deposit 8.7%
Australia & New Zealand Banking Group Ltd.
11/06/13	0.100%	$57,000,000	$57,000,000
Branch Banking and Trust Co.
01/29/14	0.100%	50,000,000	50,000,000
Toronto Dominion Bank
11/22/13	0.130%	57,000,000	57,000,000
Total Certificates of Deposit (Cost: $164,000,000)			$164,000,000

U.S. Government & Agency Obligations 8.6%
Federal Home Loan Bank Discount Notes
12/06/13	0.040%	$3,575,000	$3,574,861
12/18/13	0.030%	63,000,000	62,997,532
Federal Home Loan Banks Discount Notes
12/09/13	0.020%	5,000,000	4,999,894
Federal Home Loan Banks
11/13/13	0.110%	24,000,000	23,999,945
01/30/14	0.110%	11,000,000	10,999,397
03/28/14	0.180%	20,000,000	19,995,386
07/29/14	0.200%	10,000,000	10,000,000
09/19/14	0.210%	10,000,000	10,000,000
10/07/14	0.230%	10,000,000	10,000,000
Federal Home Loan Mortgage Corp. Discount Notes
11/04/13	0.010%	3,000,000	2,999,998
11/05/13	0.020%	4,000,000	3,999,991
Total U.S. Government & Agency Obligations (Cost: $163,567,004)			$163,567,004

Repurchase Agreements 5.5%
Tri-Party Barclays Bank PLC dated 10/31/13, matures 11/01/13,dated 10/31/13, matures 11/01/13, repurchase price $35,000,068 (collateralized by U.S. Treasury Note total market value $35,000,084)
	0.070%	$35,000,000	$35,000,000
Tri-Party RBC Capital Markets LLC dated 10/31/13, matures 11/01/13, repurchase price $35,000,068 (collateralized by U.S. Treasury Bill/Notes total market value $35,700,084)
	0.070%	35,000,000	35,000,000

Issuer	Effective Yield	Principal Amount	Value

Repurchase Agreements (continued)
Tri-Party TD Securities dated 10/31/13, matures 11/01/13, repurchase price $35,000,068 (collateralized by U.S. Treasury Notes total market value $35,700,020)
	0.070%	$35,000,000	$35,000,000
Total Repurchase Agreements (Cost: $105,000,000)			$105,000,000

Treasury Bills 13.1%
U.S. Treasury Bills
11/07/13	0.010%	117,000,000	$116,999,672
12/05/13	0.003%	39,000,000	38,999,908
12/12/13	0.004%	40,000,000	39,999,818
12/26/13	0.010%	31,100,000	31,099,644
01/02/14	0.010%	20,000,000	19,999,655
Total Treasury Bills (Cost: $247,098,697)			$247,098,697

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 1.7%
Banking 1.7%
Wells Fargo Bank NA (b)
12/13/13	0.170%	$32,000,000	$32,001,034
Total Corporate Bonds & Notes (Cost: $32,001,034)			$32,001,034

Asset-Backed Securities - Non-Agency 5.5%
ABS Other 1.9%
CNH Equipment Trust
Series 2013-A Class A1
03/15/14	0.230%	4,669,742	4,669,742
Series 2013-C Class A1
09/15/14	0.250%	9,608,035	9,608,035
GE Equipment Small Ticket LLC Series 2013-1A Class A1 (c)
08/25/14	0.230%	7,924,360	7,924,360
GE Equipment Transportation LLC Series 2013-2 Class A1
10/24/14	0.260%	7,390,000	7,390,000
Great America Leasing Receivables Series 2013-1 Class A1 (c)
02/18/14	0.240%	426,320	426,320
MMAF Equipment Finance LLC Series 2013-AA Class A1 (c)
09/05/14	0.280%	5,338,218	5,338,218
Total			35,356,675

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan 3.6%
ARI Fleet Lease Trust Series 2013-A Class A1 (c)
04/15/14	0.260%	$3,235,357	$3,235,357
CarMax Auto Owner Trust Series 2013-4 Class A1 (d)
11/17/14	0.350%	9,000,000	9,000,000
Enterprise Fleet Financing LLC (c)
Series 2013-1 Class A1
03/20/14	0.260%	1,949,163	1,949,163
Series 2013-2 Class A1
08/20/14	0.290%	7,542,752	7,542,752
Honda Auto Receivables Owner Trust Series 2013-4 Class A1
11/18/14	0.240%	10,600,000	10,600,000
Hyundai Auto Lease Securitization Trust Series 2013-B Class A1 (c)
08/15/14	0.250%	3,849,493	3,849,493

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan (continued)
M&T Bank Auto Receivables Trust Series 2013-1A Class A1 (c)
09/15/14	0.250%	$12,217,202	$12,217,202
Mercedes-Benz Auto Lease Trust Series 2013-A Class A1
05/15/14	0.270%	4,611,544	4,611,544
Nissan Auto Lease Trust Series 2013-B Class A1
11/17/14	0.240%	6,110,000	6,110,000
SMART Trust Series 2013-2US Class A1
05/14/14	0.260%	4,594,054	4,594,054
World Omni Automobile Lease Securitization Trust Series 2013-A Class A1
10/10/14	0.250%	4,836,652	4,836,652
Total			68,546,217
Total Asset-Backed Securities - Non-Agency (Cost: $103,902,892)			$103,902,892
Total Investments
(Cost: $1,901,512,473) (e)			$1,901,512,473(f)
Other Assets & Liabilities, Net			(9,623,178)
Net Assets			$1,891,889,295

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $787,978,591 or 41.65% of net assets.

(b)	Variable rate security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $42,482,865 or 2.25% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Also represents the cost of securities for federal income tax purposes at October 31, 2013.
(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	318,167,633	—	318,167,633
Commercial Paper	—	767,775,213	—	767,775,213
Certificates of Deposit	—	164,000,000	—	164,000,000
U.S. Government & Agency Obligations	—	163,567,004	—	163,567,004
Repurchase Agreements	—	105,000,000	—	105,000,000
Treasury Bills	—	247,098,697	—	247,098,697
Total Short-Term Securities	—	1,765,608,547	—	1,765,608,547
Bonds
Corporate Bonds & Notes	—	32,001,034	—	32,001,034
Asset-Backed Securities - Non-Agency	—	103,902,892	—	103,902,892
Total Bonds	—	135,903,926	—	135,903,926
Total	—	1,901,512,473	—	1,901,512,473

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Short-Term Cash Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 17.4%
Chariot Funding LLC (a)
11/01/13	0.183%	$44,185,000	$44,185,000
11/12/13	0.110%	50,000,000	49,998,167
FCAR Owner Trust Series I
01/14/14	0.180%	7,000,000	6,997,410
02/03/14	0.190%	31,000,000	30,984,621
02/04/14	0.190%	15,000,000	14,992,479
02/05/14	0.190%	15,000,000	14,992,400
03/03/14	0.190%	5,000,000	4,996,781
Fairway Finance Co. LLC (a)
11/07/13	0.150%	14,940,000	14,939,577
11/19/13	0.140%	26,102,000	26,100,042
11/27/13	0.160%	25,000,000	24,997,111
12/10/13	0.140%	15,000,000	14,997,725
01/14/14	0.200%	35,000,000	34,985,611
01/22/14	0.180%	50,000,000	49,980,069
02/03/14	0.180%	30,213,000	30,198,800
02/07/14	0.190%	20,000,000	19,989,656
Jupiter Securitization Co. LLC (a)
02/03/14	0.150%	21,000,000	20,991,775
Liberty Street Funding LLC (a)
11/01/13	0.041%	150,000,000	150,000,000
Market Street Funding LLC (a)
11/01/13	0.160%	50,000,000	50,000,000
MetLife Short Term Funding LLC (a)
11/04/13	0.110%	25,000,000	24,999,687
11/25/13	0.150%	35,000,000	34,996,500
12/17/13	0.120%	70,000,000	69,989,267
01/03/14	0.120%	35,000,000	34,992,650
01/06/14	0.120%	50,000,000	49,989,000
Old Line Funding LLC (a)
11/25/13	0.190%	35,305,000	35,300,293
01/17/14	0.160%	35,000,000	34,988,022
01/31/14	0.190%	50,000,000	49,975,986
02/06/14	0.180%	48,559,000	48,535,449
Prudential Funding LLC
11/01/13	0.050%	25,000,000	25,000,000
Regency Markets No. 1 LLC (a)
11/06/13	0.130%	45,000,000	44,999,062
11/15/13	0.190%	15,000,000	14,998,833
11/19/13	0.190%	50,000,000	49,995,000
11/27/13	0.150%	80,000,000	79,991,333
11/29/13	0.150%	30,000,000	29,996,500
Thunder Bay Funding LLC (a)
11/15/13	0.160%	29,000,000	28,998,083
12/16/13	0.170%	70,000,000	69,985,125
12/20/13	0.200%	50,000,000	49,986,389
12/27/13	0.170%	35,000,000	34,990,744
02/06/14	0.170%	25,000,000	24,988,549
Total Asset-Backed Commercial Paper (Cost: $1,442,023,696)			$1,442,023,696

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper 41.3%
Banking 11.4%
Australia & New Zealand Banking Group Ltd.
11/01/13	0.090%	$232,600,000	$232,600,000
BNP Paribas Finance, Inc.
11/01/13	0.041%	125,500,000	125,500,000
HSBC U.S.A., Inc.
11/06/13	0.170%	30,000,000	29,999,167
11/26/13	0.200%	50,000,000	49,993,055
11/27/13	0.200%	30,000,000	29,995,667
12/02/13	0.200%	35,000,000	34,993,972
12/05/13	0.200%	30,000,000	29,994,333
12/20/13	0.160%	25,000,000	24,994,556
02/19/14	0.180%	22,000,000	21,987,900
Royal Bank of Canada
01/13/14	0.060%	50,000,000	49,993,917
State Street Corp.
12/03/13	0.140%	50,000,000	49,993,778
01/08/14	0.150%	50,000,000	49,985,833
01/09/14	0.160%	75,000,000	74,977,000
01/10/14	0.160%	40,000,000	39,987,555
Wells Fargo & Co.
11/13/13	0.140%	50,000,000	49,997,500
Wells Fargo Bank
12/26/13	0.140%	50,000,000	50,000,000
Total			944,994,233
Consumer Products 2.5%
Old Line Funding LLC (a)
02/11/14	0.180%	50,000,000	49,974,500
Procter & Gamble Co. (The) (a)
11/12/13	0.090%	50,000,000	49,998,472
11/14/13	0.130%	65,000,000	64,996,714
12/30/13	0.080%	20,000,000	19,997,378
01/07/14	0.100%	23,500,000	23,495,626
Total			208,462,690
Integrated Energy 4.2%
Chevron Corp. (a)
11/04/13	0.030%	25,000,000	24,999,917
11/05/13	0.040%	25,000,000	24,999,861
11/20/13	0.120%	30,000,000	29,998,100
12/02/13	0.120%	24,000,000	23,997,520
12/05/13	0.050%	32,000,000	31,998,376
Exxon Mobil Corp.
11/18/13	0.080%	90,000,000	89,996,600
12/02/13	0.080%	19,100,000	19,098,684
12/03/13	0.100%	40,000,000	39,996,444
12/19/13	0.080%	15,000,000	14,998,400
12/23/13	0.080%	50,000,000	49,994,222
Total			350,078,124

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)
Life Insurance 2.7%
New York Life Capital Corp. (a)
11/07/13	0.100%	$8,640,000	$8,639,842
11/21/13	0.110%	8,350,000	8,349,490
11/26/13	0.110%	30,000,000	29,997,708
12/09/13	0.110%	33,205,000	33,201,144
12/11/13	0.110%	30,665,000	30,661,252
12/19/13	0.110%	25,000,000	24,996,333
12/30/13	0.110%	36,999,000	36,992,330
01/06/14	0.110%	14,500,000	14,497,076
02/04/14	0.110%	15,000,000	14,995,646
02/10/14	0.110%	20,000,000	19,993,828
Total			222,324,649
Non-Captive Diversified 2.4%
General Electric Capital Corp.
11/14/13	0.140%	50,000,000	49,997,292
11/15/13	0.140%	50,000,000	49,997,083
11/21/13	0.140%	50,000,000	49,995,833
11/22/13	0.150%	50,000,000	49,995,625
Total			199,985,833
Pharmaceuticals 9.2%
Johnson & Johnson (a)
11/18/13	0.040%	31,000,000	30,999,415
01/16/14	0.150%	100,000,000	99,968,333
Merck & Co., Inc. (a)
11/07/13	0.030%	50,000,000	49,999,667
11/08/13	0.040%	30,000,000	29,999,708
12/06/13	0.060%	50,000,000	49,997,083
Novartis Finance Corp. (a)
11/05/13	0.050%	80,000,000	79,999,467
Roche Holdings, Inc. (a)
11/07/13	0.030%	25,000,000	24,999,875
11/18/13	0.040%	35,000,000	34,999,256
11/20/13	0.050%	35,000,000	34,999,076
12/17/13	0.050%	27,400,000	27,398,250
01/15/14	0.130%	25,000,000	24,993,229
01/17/14	0.080%	20,000,000	19,996,578
01/23/14	0.070%	20,000,000	19,996,772
01/24/14	0.060%	30,000,000	29,995,800
Sanofi Aventis (a)
11/27/13	0.080%	50,000,000	49,997,111
12/30/13	0.100%	50,000,000	49,991,806
12/31/13	0.090%	100,000,000	99,984,167
Total			758,315,593
Property & Casualty 0.2%
Travelers Co., Inc. (a)
11/08/13	0.030%	17,000,000	16,999,901
Retailers 3.5%
Wal-Mart Stores, Inc. (a)
11/05/13	0.060%	30,000,000	29,999,734
11/12/13	0.070%	90,000,000	89,998,075

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)
Retailers (continued)
11/14/13	0.150%	$20,000,000	$19,998,845
11/20/13	0.050%	20,000,000	19,999,472
12/02/13	0.050%	50,000,000	49,997,847
12/24/13	0.190%	30,000,000	29,991,608
Wells Fargo & Co.
11/08/13	0.120%	50,000,000	49,998,736
Total			289,984,317
Technology 2.5%
International Business Machines Co. (a)
11/01/13	0.030%	66,000,000	66,000,000
11/20/13	0.040%	25,000,000	24,999,472
11/27/13	0.060%	25,000,000	24,998,917
12/05/13	0.080%	40,000,000	39,996,978
01/07/14	0.130%	50,000,000	49,987,903
Total			205,983,270
Transportation Services 2.7%
NetJets, Inc. (a)
11/04/13	0.030%	75,000,000	74,999,750
11/13/13	0.110%	50,000,000	49,998,000
11/25/13	0.040%	98,500,000	98,497,373
Total			223,495,123
Total Commercial Paper (Cost: $3,420,623,733)			$3,420,623,733

Certificates of Deposit 7.6%
Branch Banking and Trust Co.
11/04/13	0.120%	30,000,000	30,000,000
01/29/14	0.100%	100,000,000	100,000,000
01/30/14	0.100%	50,000,000	50,000,000
01/31/14	0.100%	50,000,000	50,000,000
Canadian Imperial Bank of Commerce
11/01/13	0.040%	75,000,000	75,000,000
Chevron Corp. (a)
12/12/13	0.130%	26,000,000	25,996,150
Royal Bank of Canada
01/21/14	0.050%	50,000,000	49,994,375
01/28/14	0.060%	50,000,000	49,992,667
Toronto Dominion Bank
11/13/13	0.120%	30,000,000	30,000,000
11/19/13	0.160%	50,000,000	50,000,000
12/27/13	0.150%	45,000,000	45,000,000
01/15/14	0.150%	25,000,000	25,000,000
01/27/14	0.170%	50,000,000	50,000,000
Total Certificates of Deposit (Cost: $630,983,192)			$630,983,192

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 23.1%
Federal Home Loan Bank Discount Notes
12/06/13	0.030%	$48,000,000	$47,998,600
12/13/13	0.030%	65,725,000	65,722,700
12/18/13	0.060%	197,000,000	196,984,673
12/27/13	0.040%	111,000,000	110,993,179
Federal Home Loan Banks Discount Notes
11/06/13	0.030%	150,000,000	149,999,271
11/22/13	0.020%	135,000,000	134,998,031
11/27/13	0.030%	150,000,000	149,996,750
12/04/13	0.030%	150,000,000	149,995,187
12/11/13	0.130%	90,000,000	89,986,778
12/20/13	0.020%	55,400,000	55,398,115
01/02/14	0.040%	50,560,000	50,556,517
01/08/14	0.030%	130,820,000	130,811,351
01/10/14	0.040%	110,000,000	109,990,375
01/22/14	0.040%	50,000,000	49,995,444
01/24/14	0.050%	250,000,000	249,970,833
Federal Home Loan Banks
01/30/14	0.110%	40,000,000	39,997,806
03/28/14	0.180%	35,000,000	34,991,926
07/29/14	0.200%	40,000,000	40,000,000
09/19/14	0.210%	31,000,000	31,000,000
10/07/14	0.230%	27,000,000	27,000,000
Total U.S. Government & Agency Obligations (Cost: $1,916,387,536)			$1,916,387,536

Repurchase Agreements 2.4%
Tri-Party Barclays Bank PLC dated 10/31/13, matures 11/01/13, repurchase price $50,000,097 (collateralized by U.S. Treasury Note Total Market Value $50,000,020)
	0.070%	$50,000,000	$50,000,000
Tri-Party RBC Capital Markets LLC dated 10/31/13, matures 11/01/13, repurchase price $50,000,097 (collateralized by U.S. Treasury Bill/Notes Total Market Value $51,000,083)
	0.070%	50,000,000	50,000,000
Tri-Party TD Securities dated 10/31/13, matures 11/01/13, repurchase price $100,000,194 (collateralized by U.S. Treasury Bill/Notes Total Market Value $102,000,021)
	0.070%	100,000,000	100,000,000
Total Repurchase Agreements (Cost: $200,000,000)			$200,000,000

Treasury Bills 6.6%
U.S. Treasury Bills
12/12/13	0.040%	100,000,000	$99,994,875
12/19/13	0.040%	150,000,000	149,992,900
12/26/13	0.010%	200,000,000	199,995,417

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills (continued)
01/16/14	0.020%	$100,000,000	$99,995,355
Total Treasury Bills (Cost: $549,978,547)			$549,978,547

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 2.7%
ABS Other 0.8%
CNH Equipment Trust
Series 2013-A Class A1
03/15/14	0.230%	$6,226,322	$6,226,322
Series 2013-C Class A1
09/15/14	0.250%	17,933,888	17,933,888
GE Equipment Small Ticket LLC Series 2013-1A Class A1 (b)
08/25/14	0.230%	15,320,430	15,320,430
GE Equipment Transportation LLC Series 2013-2 Class A1
10/24/14	0.260%	14,770,000	14,770,000
Great America Leasing Receivables Series 2013-1 Class A1 (b)
02/18/14	0.240%	732,737	732,737
MMAF Equipment Finance LLC Series 2013-AA Class A1 (b)
09/05/14	0.280%	10,251,645	10,251,645
Total			65,235,022
Car Loan 1.9%
ARI Fleet Lease Trust Series 2013-A Class A1 (b)
04/15/14	0.260%	5,065,531	5,065,531
CarMax Auto Owner Trust Series 2013-4 Class A1 (c)
11/17/14	0.350%	41,700,000	41,700,000
Enterprise Fleet Financing LLC (b)
Series 2013-1 Class A1
03/20/14	0.260%	3,654,807	3,654,807
Series 2013-2 Class A1
08/20/14	0.290%	14,488,858	14,488,858
Honda Auto Receivables Owner Trust Series 2013-4 Class A1
11/18/14	0.240%	21,000,000	21,000,000
Hyundai Auto Lease Securitization Trust Series 2013-B Class A1 (b)
08/15/14	0.250%	7,398,943	7,398,943
M&T Bank Auto Receivables Trust Series 2013-1A Class A1 (b)
09/15/14	0.250%	25,648,430	25,648,430
Mercedes-Benz Auto Lease Trust Series 2013-A Class A1
05/15/14	0.270%	7,205,538	7,205,538

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan (continued)
Nissan Auto Lease Trust Series 2013-B Class A1
11/17/14	0.240%	$11,570,000	$11,570,000
SMART Trust Series 2013-2US Class A1
05/14/14	0.260%	7,178,209	7,178,209

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan (continued)
World Omni Automobile Lease Securitization Trust Series 2013-A Class A1
10/10/14	0.250%	$9,301,254	$9,301,254
Total			154,211,570
Total Asset-Backed Securities - Non-Agency (Cost: $219,446,592)			$219,446,592
Total Investments (Cost: $8,379,443,296) (d)			$8,379,443,296(e)
Other Assets & Liabilities, Net			(92,101,354)
Net Assets			$8,287,341,942

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $3,381,616,736 or 40.80% of net assets.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $82,561,381 or 1.00% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Also represents the cost of securities for federal income tax purposes at October 31, 2013.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	1,442,023,696	—	1,442,023,696
Commercial Paper	—	3,420,623,733	—	3,420,623,733
Certificates of Deposit	—	630,983,192	—	630,983,192
U.S. Government & Agency Obligations	—	1,916,387,536	—	1,916,387,536
Repurchase Agreements	—	200,000,000	—	200,000,000
Treasury Bills	—	549,978,547	—	549,978,547
Total Short-Term Securities	—	8,159,996,704	—	8,159,996,704
Bonds
Asset-Backed Securities - Non-Agency	—	219,446,592	—	219,446,592
Total Bonds	—	219,446,592	—	219,446,592
Total	—	8,379,443,296	—	8,379,443,296

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 19, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 19, 2013